UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2018

Item 1. Reports to Stockholders

Multi-asset mutual funds

Delaware Foundation Funds®

Delaware Foundation® Moderate Allocation Fund

Delaware Foundation Conservative Allocation Fund

March 31, 2018

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2018, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Foundation Funds®	April 10, 2018
(Unaudited)

Performance preview (for the year ended March 31, 2018)

Delaware Foundation® Moderate Allocation Fund (Institutional Class shares)*	1-year return	+8.69%

Delaware Foundation Moderate Allocation Fund (Class A shares)	1-year return	+8.35%

S&P 500® Index (benchmark)	1-year return	+13.99%

Bloomberg Barclays US Aggregate Index (benchmark)	1-year return	+1.20%

Lipper Mixed-Asset Target Allocation Moderate Funds Average	1-year return	+7.56%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Moderate Allocation Fund, please see the table on page 3. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Moderate Funds Average compares funds that, by portfolio practice, maintain a mix of between 40% and 60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Please see page 5 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*The total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner, but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

Delaware Foundation Conservative Allocation Fund (Institutional Class shares)	1-year return	+6.58%

Delaware Foundation Conservative Allocation Fund (Class A shares)	1-year return	+6.33%

Bloomberg Barclays US Aggregate Index (benchmark)	1-year return	+1.20%

Lipper Mixed-Asset Target Allocation Conservative Funds Average	1-year return	+4.82%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Foundation Conservative Allocation Fund, please see the table on page 6.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Conservative Funds Average compares funds that, by portfolio practice, maintain a mix of between 40% and 60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Please see page 8 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Jackson Square Partners, LLC (JSP), a US registered investment advisor, is the sub-advisor to the Funds’ US large-cap growth sleeve. As sub-advisor, JSP is responsible for day-to-day management of its portion of the Funds’ assets. Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (MIMBT), has ultimate responsibility for all investment advisory services.

Overview

Both Delaware Foundation Funds posted a positive return for the 1-year period ended March 31, 2018. Delaware Foundation Moderate Allocation Fund delivered lower returns than the S&P 500 Index, which we did not find surprising because it held fixed income securities, which generally underperformed equities for the 12-month period. Conversely, Delaware Foundation Conservative Allocation Fund delivered returns that were above those of the Bloomberg Barclays US Aggregate Index, which we also did not find surprising because the Fund held equities, which generally outperformed fixed income securities over the period.

(continues)	1

Portfolio management review

Delaware Foundation Funds®

The Delaware Foundation Funds tend to hold a higher weight in non-US securities than most other asset allocation funds. Thus, when US markets are delivering higher total returns than non-US markets, or when the US dollar is appreciating relative to other currencies, these Funds will tend to struggle. However, during the fiscal year ended March 31, 2018, both Delaware Foundation Funds delivered returns that were above the average returns of their respective Lipper peer groups, as shown on page 1.

Economic backdrop

In the period from April 1, 2017 to March 31, 2018, the prices of risky assets around the world generally rose. In the equity markets, US and international growth equities and emerging market equities produced the highest returns, while US and international value equities and US small-cap equities generally lagged behind. In the fixed income markets, global fixed income securities generated higher returns than US fixed income securities.

The currency markets experienced considerable fluctuations during the 12-month period. The trade-weighted US dollar depreciated by 10.3% over the period, and the trade-weighted Japanese yen fell by 0.7%. The trade-weighted euro appreciated by 8.3%, and the trade-weighted British pound gained 2.9%, partly reversing the decline in the pound that had occurred in the summer of 2016 after the United Kingdom’s vote to leave the European Union. In general, a weaker trade-weighted dollar tends to enhance the competitiveness of US exporters, but means that imports look cheaper for US consumers. The fall in the value of the dollar and the yen may improve the competitive position of exporters in the United States and Japan, relative to their counterparts in the euro zone and the UK.

The price of many commodities rose during the Funds’ fiscal year. Over the 12 months ended March 31, 2018, the spot price of West Texas Intermediate crude oil rose 28.3%, and the relatively energy-intensive S&P GSCI® index rose 16.7%. The Thomson Reuters/CoreCommodity CRB Index, which has a lower weight in energy-linked commodities, gained 5.1% during the period, while the spot price of gold rose by 6.1%. (Source: Bloomberg.)

Portfolio positioning

The Funds’ strategic policy weights reflect a commitment to seeking diversification in terms of both geographies and asset classes. At the beginning of April 2017, both Funds were positioned defensively relative to their strategic policy weights. In particular, the Asset Allocation Committee chose to keep the Funds at slightly below their strategic policy weights in developed-market equities. Conversely, the Funds began the year with small tactical positions in US real estate equities, which were viewed as offering an attractive balance between risk and reward given the uncertain outlook.

In broad terms, these active positions were maintained throughout the 12 months ended March 31, 2018. The Asset Allocation Committee chose to slightly reduce the overweight in US large-cap equities and to maintain the underweight in developed-market equities. The Committee also continued to hold the Funds’ small tactical position in US real estate equities and maintained a modest overweight in US small-cap equities.

As part of the oversight process for the Funds, the Asset Allocation Committee periodically analyzes the sources of the Funds’ active performance. Over the 12 months ended March 31, 2018, the active positioning of the Funds with respect to the strategic policy weights of different asset classes detracted from the active performance of both Funds, relative to their hypothetical returns at the strategic policy weights.

The Asset Allocation Committee also periodically examines the contribution of derivatives to the Funds’ performance. Based on the available information, the combination of futures, options, swaps, and currency positions in the Funds had only a limited impact on performance during the 12 months ended March 31, 2018. The estimated impact from these instruments amounted to 0.37% for Delaware Foundation Moderate Allocation Fund, and 0.29% for Delaware Foundation Conservative Allocation Fund.

About Delaware Foundation Funds

As the Funds’ fiscal year came to a close, we continued to seek to deliver the benefits of diversification while aiming to actively manage risk. With these two precepts in mind, each Delaware Foundation Fund seeks to deliver returns that are derived from tactical asset allocation decisions as well as from active management of individual asset classes and investment styles. The Funds are based on the assumption that investors should keep a global perspective when evaluating potential investment opportunities. We therefore continue to manage each Fund so that it includes investment possibilities around the globe.

Performance summaries

Delaware Foundation® Moderate Allocation Fund	March 31, 2018
(Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1,2

Average annual total returns through March 31, 2018

	1 year	5 years	10 years	Lifetime

Class A (Est. Dec. 31, 1997)
Excluding sales charge	+8.35%	+5.81%	+6.10%	+5.11%
Including sales charge	+2.09%	+4.57%	+5.47%	+4.80%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+7.53%	+5.01%	+5.29%	+4.33%
Including sales charge	+6.53%	+5.01%	+5.29%	+4.33%

Class R (Est. June 2, 2003)
Excluding sales charge	+8.11%*	+5.53%	+5.81%	+6.19%
Including sales charge	+8.11%*	+5.53%	+5.81%	+6.19%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+8.69%*	+6.07%	+6.35%	+5.36%
Including sales charge	+8.69%*	+6.07%	+6.35%	+5.36%

S&P 500 Index	+13.99%	+13.31%	+9.49%	+7.06%**

Bloomberg Barclays US Aggregate Index	+1.20%	+1.82%	+3.63%	+4.84%**

*Total returns for the report period presented in the table differ from the returns in “Financial highlights.” The total returns presented in the above table are calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total returns presented in “Financial highlights” are calculated in the same manner, but also take into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

**The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 4. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

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Performance summaries

Delaware Foundation® Moderate Allocation Fund

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

This Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal. Each Fund has a different level of risk.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from April 1, 2017 to March 31, 2018.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	1.18%	1.94%	1.44%	0.94%
Net expenses (including fee waivers, if any)	1.14%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from July 29, 2016, through July 30, 2018.

Performance of a $10,000 investment1

Average annual total returns from March 31, 2008, through March 31, 2018

	Starting value (March 31, 2008)	Ending value (March 31, 2018)
S&P 500 Index	$10,000	$24,771
Delaware Foundation® Moderate Allocation Fund — Institutional Class shares	$10,000	$18,509
Delaware Foundation Moderate Allocation Fund — Class A shares	$9,425	$17,041
Bloomberg Barclays US Aggregate Index	$10,000	$14,286

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2008, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 4. Please note additional details on pages 3 through 5.

The graph also assumes $10,000 invested in the Bloomberg Barclays US Aggregate Index and the S&P 500 Index as of March 31, 2008.

The Bloomberg Barclays US Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the US stock market.

The S&P GSCI, formerly Goldman Sachs Commodity Index, mentioned on page 2, is a world production-weighted index composed of the principal physical commodities that are the subject of active, liquid futures markets.

The Thomson Reuters/CoreCommodity CRB Index, mentioned on page 2, is a widely recognized measure of global commodities markets. It is made up of 19 components considered to be significant commodities, including silver, sugar, wheat, aluminum, and soy beans.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFBAX	245918503
Class C	DFBCX	245918701
Class R	DFBRX	245918834
Institutional Class	DFFIX	245918800

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Performance summaries

Delaware Foundation® Conservative Allocation Fund	March 31, 2018
(Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1,2

Average annual total returns through March 31, 2018

	1 year	5 years	10 years	Lifetime

Class A (Est. Dec. 31, 1997)
Excluding sales charge	+6.33%	+4.49%	+5.77%	+4.84%
Including sales charge	+0.17%	+3.26%	+5.15%	+4.53%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+5.52%*	+3.70%	+4.98%	+4.06%
Including sales charge	+4.52%*	+3.70%	+4.98%	+4.06%

Class R (Est. June 2, 2003)
Excluding sales charge	+6.07%	+4.23%	+5.52%	+5.54%
Including sales charge	+6.07%	+4.23%	+5.52%	+5.54%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+6.58%	+4.74%	+6.04%	+5.10%
Including sales charge	+6.58%	+4.74%	+6.04%	+5.10%

Bloomberg Barclays US Aggregate Index	+1.20%	+1.82%	+3.63%	+4.84%**

*Total returns for the report period presented in the table differ from the returns in “Financial highlights.” The total returns presented in the above table are calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total returns presented in “Financial highlights” are calculated in the same manner, but also take into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

**The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

This Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal. Each Fund has a different level of risk.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from April 1, 2017 to March 31, 2018.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	1.42%	2.17%	1.67%	1.17%
Net expenses (including fee waivers, if any)	1.15%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from July 29, 2016, through July 30, 2018.

(continues)	7

Performance summaries

Delaware Foundation® Conservative Allocation Fund

Performance of a $10,000 investment1

Average annual total returns from March 31, 2008, through March 31, 2018

	Starting value (March 31, 2008)	Ending value (March 31, 2018)
Delaware Foundation® Conservative Allocation Fund — Institutional Class shares	$10,000	$17,981
Delaware Foundation Conservative Allocation Fund — Class A shares	$9,425	$16,521
Bloomberg Barclays US Aggregate Index	$10,000	$14,286

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2008, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 6 through 8.

The graph also assumes $10,000 invested in the Bloomberg Barclays US Aggregate Index as of March 31, 2008. The Bloomberg Barclays US Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

The S&P 500 Index, mentioned on page 1, measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the US stock market.

The S&P GSCI, formerly Goldman Sachs Commodity Index, mentioned on page 2, is a world production-weighted index composed of the principal physical commodities that are the subject of active, liquid futures markets.

The Thomson Reuters/CoreCommodity CRB Index, mentioned on page 2, is a widely recognized measure of global commodities markets. It is made up of 19 components considered to be significant commodities, including silver, sugar, wheat, aluminum, and soy beans.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFIAX	245918107
Class C	DFICX	245918305
Class R	DFIRX	245918818
Institutional Class	DFIIX	245918404

Disclosure of Fund expenses

For the six-month period from October 1, 2017 to March 31, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2017 to March 31, 2018.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Moderate Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratio	Expenses Paid During Period 10/1/17 to 3/31/18*
Actual Fund return†
Class A	$1,000.00	$1,015.80	1.14%	$5.73
Class C	1,000.00	1,011.90	1.90%	9.53
Class R	1,000.00	1,013.70	1.40%	7.03
Institutional Class	1,000.00	1,017.00	0.90%	4.53
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.14%	$5.74
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

Delaware Foundation Conservative Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratio	Expenses Paid During Period 10/1/17 to 3/31/18*
Actual Fund return†
Class A	$1,000.00	$1,012.00	1.15%	$5.77
Class C	1,000.00	1,008.10	1.90%	9.51
Class R	1,000.00	1,010.70	1.40%	7.02
Institutional Class	1,000.00	1,013.20	0.90%	4.52
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.15%	$5.79
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

As of March 31, 2018 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	53.07%
US Markets	29.09%
Consumer Discretionary	2.42%
Consumer Staples	1.03%
Energy	1.98%
Financials	3.73%
Healthcare	4.43%
Industrials	2.83%
Information Technology	5.83%
Materials	0.90%
Real Estate	4.88%
Telecommunication Services	0.68%
Utilities	0.38%
Developed Markets	16.79%
Consumer Discretionary	3.15%
Consumer Staples	2.30%
Energy	0.58%
Financials	2.40%
Healthcare	2.01%
Industrials	3.50%
Information Technology	1.09%
Materials	0.99%
Real Estate	0.19%
Telecommunication Services	0.46%
Utilities	0.12%
Emerging Markets	7.19%
Consumer Discretionary	0.48%
Consumer Staples	0.87%
Energy	1.18%
Financials	1.01%
Healthcare	0.03%
Industrials	0.08%
Information Technology	2.61%
Materials	0.12%
Real Estate	0.07%
Telecommunication Services	0.74%
Exchange-Traded Funds	2.35%
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	8.09%
Agency Commercial Mortgage-Backed Securities	0.42%
Agency Mortgage-Backed Securities	6.01%
Collateralized Debt Obligations	2.00%

Security type / sector	Percentage of net assets
Corporate Bonds	17.39%
Banking	4.44%
Basic Industry	1.24%
Capital Goods	1.01%
Consumer Cyclical	0.45%
Consumer Non-Cyclical	1.96%
Energy	1.72%
Financials	0.63%
Insurance	0.49%
Media	0.38%
Real Estate	0.84%
Services	0.05%
Technology	0.58%
Telecommunications	0.96%
Transportation	0.47%
Utilities	2.17%
Loan Agreements	1.17%
Municipal Bonds	0.27%
Non-Agency Asset-Backed Securities	1.74%
Non-Agency Collateralized Mortgage Obligations	0.53%
Non-Agency Commercial Mortgage-Backed Securities	2.32%
Regional Bonds	0.06%
Sovereign Bonds	0.79%
Supranational Banks	0.01%
US Treasury Obligations	2.90%
Preferred Stock	0.53%
Short-Term Investments	3.41%
Total Value of Securities	103.08%
Liabilities Net of Receivables and Other Assets	(3.08%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Reliance Industries GDR	0.62%
ITOCHU	0.53%
Samsung Electronics	0.50%
Microsoft	0.49%
Tencent Holdings	0.48%
Equity Residential	0.46%
Intel	0.45%
Deutsche Post	0.43%
Mitsubishi UFJ Financial Group	0.40%
Yue Yuen Industrial Holdings	0.39%

*Country / market	Percentage of net assets
Developed Markets	22.70%
Australia	0.80%
Austria	0.05%
Belgium	0.06%
Bermuda	0.15%
Canada	0.94%
Cayman Islands	2.07%
Denmark	0.44%
Finland	0.07%
France	2.78%
Germany	1.50%
Hong Kong	0.97%
Ireland	0.17%
Israel	0.20%
Italy	0.58%
Japan	4.59%
Luxembourg	0.16%
Netherlands	1.75%
New Zealand	0.01%

*Country / market	Percentage of net assets
Norway	0.04%
Portugal	0.09%
Singapore	0.06%
Spain	0.29%
Sweden	0.56%
Switzerland	1.20%
United Kingdom	3.17%
Emerging Markets	8.76%
Argentina	0.26%
Azerbaijan	0.05%
Brazil	0.85%
Chile	0.19%
China	2.27%
Colombia	0.09%
India	0.80%
Indonesia	0.22%
Malaysia	0.01%
Mexico	0.73%
Mongolia	0.08%
Morocco	0.08%
Peru	0.05%
Republic of Korea	1.40%
Russia	0.63%
South Africa	0.05%
Sri Lanka	0.08%
Taiwan	0.55%
Thailand	0.08%
Turkey	0.22%
United Arab Emirates	0.07%
Supranational	0.01%
US Markets	68.20%
Total	99.67%

*Allocation includes all investments except for short-term investments.

(continues)	11

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

As of March 31, 2018 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	35.93%
US Markets	19.73%
Consumer Discretionary	1.64%
Consumer Staples	0.71%
Energy	1.36%
Financials	2.53%
Healthcare	3.00%
Industrials	1.86%
Information Technology	3.99%
Materials	0.61%
Real Estate	3.28%
Telecommunication Services	0.48%
Utilities	0.27%
Developed Markets	11.32%
Consumer Discretionary	2.14%
Consumer Staples	1.56%
Energy	0.36%
Financials	1.61%
Healthcare	1.36%
Industrials	2.35%
Information Technology	0.75%
Materials	0.67%
Real Estate	0.13%
Telecommunication Services	0.31%
Utilities	0.08%
Emerging Markets	4.88%
Consumer Discretionary	0.32%
Consumer Staples	0.60%
Energy	0.79%
Financials	0.68%
Healthcare	0.02%
Industrials	0.05%
Information Technology	1.79%
Materials	0.09%
Real Estate	0.05%
Telecommunication Services	0.49%
Exchange-Traded Funds	1.47%
Agency Collateralized Mortgage Obligations	11.37%
Agency Commercial Mortgage-Backed Securities	0.70%
Agency Mortgage-Backed Securities	8.31%
Collateralized Debt Obligations	2.94%

Security type / sector	Percentage of net assets
Corporate Bonds	22.60%
Banking	5.54%
Basic Industry	1.48%
Capital Goods	1.63%
Consumer Cyclical	0.46%
Consumer Non-Cyclical	2.00%
Energy	2.13%
Financials	0.96%
Insurance	0.69%
Media	0.61%
Real Estate	1.43%
Services	0.07%
Technology	0.56%
Telecommunications	1.52%
Transportation	0.57%
Utilities	2.95%
Loan Agreements	1.83%
Municipal Bonds	0.42%
Non-Agency Asset-Backed Securities	1.71%
Non-Agency Collateralized Mortgage Obligations	1.36%
Non-Agency Commercial Mortgage-Backed Securities	3.48%
Regional Bond	0.07%
Sovereign Bonds	0.74%
Supranational Banks	0.04%
US Treasury Obligations	5.89%
Preferred Stock	0.84%
Short-Term Investments	3.00%
Total Value of Securities	102.70%
Liabilities Net of Receivables and Other Assets	(2.70%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Reliance Industries GDR	0.42%
Samsung Electronics	0.34%
Microsoft	0.34%
ITOCHU	0.33%
Tencent Holdings	0.31%
Equity Residential	0.31%
Deutsche Post	0.29%
Intel	0.29%
AT&T	0.27%
Yue Yuen Industrial Holdings	0.26%

*Country / market	Percentage of net assets
Developed Markets	18.42%
Australia	0.58%
Austria	0.03%
Belgium	0.04%
Canada	0.94%
Cayman Islands	3.07%
Denmark	0.30%
Finland	0.05%
France	1.85%
Germany	1.08%
Hong Kong	0.66%
Ireland	0.04%
Israel	0.13%
Italy	0.65%
Japan	3.39%
Luxembourg	0.09%
Netherlands	1.15%
Norway	0.03%
Portugal	0.07%
Singapore	0.04%
Spain	0.15%
Sweden	0.37%
Switzerland	1.17%
United Kingdom	2.54%

*Country / market	Percentage of net assets
Emerging Markets	5.25%
Argentina	0.17%
Brazil	0.51%
Chile	0.02%
China	1.38%
India	0.54%
Indonesia	0.05%
Malaysia	0.01%
Mexico	0.35%
Morocco	0.26%
Peru	0.04%
Republic of Korea	0.90%
Russia	0.43%
South Africa	0.04%
Taiwan	0.39%
Thailand	0.06%
Turkey	0.10%
Supranational	0.04%
US Markets	75.99%
Total	99.70%

*Allocation includes all investments except for short-term investments.

13

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

March 31, 2018

	Number of shares	Value (US $)

Common Stock – 53.07%

US Markets – 29.09%
Consumer Discretionary – 2.42%
Amazon.com †	290	$419,729
American Eagle Outfitters	2,715	54,110
Aramark	3,540	140,042
BorgWarner	3,040	152,699
Century Communications =†	25,000	0
Cheesecake Factory	2,355	113,558
Chuy’s Holdings †	2,855	74,801
Cinemark Holdings	1,890	71,196
Comcast Class A	5,030	171,875
Del Frisco’s Restaurant Group †	3,460	52,765
Dollar General	4,198	392,723
Dollar Tree †	7,000	664,300
Domino’s Pizza	1,218	284,476
Five Below †	1,600	117,344
Home Depot	2,190	390,346
Jack in the Box	1,430	122,022
Liberty Global Class A †	2,625	82,189
Liberty Global Class C †	11,426	347,693
Liberty Interactive Corp. QVC Group Class A †	13,392	337,077
Lowe’s	7,700	675,675
Malibu Boats Class A †	3,478	115,504
NIKE Class B	2,780	184,703
Starbucks	3,110	180,038
Steven Madden	5,430	238,377
Tenneco	2,665	146,229
Toll Brothers	2,240	96,880
Tractor Supply	1,250	78,775
TripAdvisor †	7,113	290,851
Walt Disney	2,510	252,104

		6,248,081

Consumer Staples – 1.03%
Archer-Daniels-Midland	17,000	737,290
Casey’s General Stores	1,310	143,799
CVS Health	9,700	603,437
General Mills	2,830	127,520
J&J Snack Foods	941	128,503
Mondelez International	16,500	688,545
PepsiCo	1,370	149,535
Pinnacle Foods	1,560	84,396

		2,663,025

Energy – 1.98%
Carrizo Oil & Gas †	6,285	100,560
Chevron	8,430	961,357
ConocoPhillips	13,700	812,273

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Energy (continued)
EOG Resources	2,000	$210,540
Halliburton	19,530	916,738
Keane Group †	5,330	78,884
Marathon Oil	43,289	698,252
Occidental Petroleum	12,300	799,008
Pioneer Energy Services †	15,985	43,159
Pioneer Natural Resources	1,420	243,928
SRC Energy †	15,560	146,731
Superior Energy Services †	5,665	47,756
US Silica Holdings	2,475	63,162

		5,122,348

Financials – 3.73%
Allstate	7,300	692,040
American Equity Investment Life Holding	3,375	99,090
Bank of New York Mellon	13,000	669,890
BB&T	14,500	754,580
BlackRock	470	254,608
Bryn Mawr Bank	1,385	60,871
Capital One Financial	1,810	173,434
CenterState Bank	3,165	83,967
Charles Schwab	8,265	431,598
City Holding	1,261	86,454
CME Group	1,830	295,984
CoBiz Financial	4,280	83,888
Comerica	1,930	185,145
East West Bancorp	2,700	168,858
Essent Group †	3,915	166,622
Evercore Class A	1,590	138,648
FCB Financial Holdings Class A †	2,010	102,711
First Bancorp (North Carolina)	2,410	85,917
First Interstate BancSystem	2,915	115,288
Great Western Bancorp	3,746	150,851
Hope Bancorp	7,115	129,422
Houlihan Lokey	1,230	54,858
Independent Bank	1,255	89,795
Independent Bank Group	1,515	107,111
Infinity Property & Casualty	765	90,576
Intercontinental Exchange	8,235	597,202
Invesco	5,310	169,973
JPMorgan Chase & Co.	4,320	475,070
KeyCorp	12,270	239,879
MainSource Financial Group	2,295	93,292
Marsh & McLennan	8,700	718,533
MGIC Investment †	20,160	262,080

14

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Financials (continued)
Old National Bancorp	6,995	$118,215
Primerica	1,490	143,934
Prudential Financial	1,280	132,544
Raymond James Financial	1,620	144,844
Reinsurance Group of America	560	86,240
Selective Insurance Group	2,215	134,451
State Street	1,540	153,584
Sterling Bancorp	6,165	139,021
Stifel Financial	2,405	142,448
Travelers	890	123,585
Umpqua Holdings	5,990	128,246
United Bankshares	2,604	91,791
US Bancorp	2,840	143,420
WSFS Financial	3,120	149,448

		9,660,006

Healthcare – 4.43%
Abbott Laboratories	16,540	991,077
AbbVie	1,740	164,691
Adamas Pharmaceuticals †	3,985	95,241
Allergan	1,770	297,873
Biogen †	1,461	400,051
Brookdale Senior Living †	15,675	105,179
Cardinal Health	10,800	676,944
Catalent †	3,500	143,710
Celgene †	1,410	125,786
Cigna	950	159,353
Clovis Oncology †	2,125	112,200
CONMED	2,840	179,857
CryoLife †	6,672	133,774
DENTSPLY SIRONA	5,618	282,642
DexCom †	2,030	150,545
Edwards Lifesciences †	1,010	140,915
Eli Lilly & Co.	1,570	121,471
Encompass Health	2,855	163,220
Exact Sciences †	2,970	119,780
Express Scripts Holding †	12,380	855,210
Illumina †	1,036	244,931
IQVIA Holdings †	4,500	441,495
Johnson & Johnson	7,710	988,037
Ligand Pharmaceuticals Class B †	955	157,728
Medicines †	3,525	116,113
Merck & Co.	14,740	802,888
Merit Medical Systems †	3,470	157,365
Natera †	5,548	51,430
NuVasive †	1,715	89,540

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Healthcare (continued)
Pfizer	19,722	$699,934
Prestige Brands Holdings †	2,943	99,238
Quest Diagnostics	7,100	712,130
Quidel †	3,790	196,360
Repligen †	3,415	123,555
Retrophin †	4,740	105,986
Spark Therapeutics †	1,215	80,907
Spectrum Pharmaceuticals †	1,680	27,031
TESARO †	1,020	58,283
Thermo Fisher Scientific	880	181,685
UnitedHealth Group	1,113	238,182
Vanda Pharmaceuticals †	7,905	133,199
Vertex Pharmaceuticals †	850	138,533
West Pharmaceutical Services	870	76,812
Wright Medical Group †	5,705	113,187

		11,454,068

Industrials – 2.83%
AAON	2,796	109,044
ABM Industries	3,925	131,409
Applied Industrial Technologies	2,155	157,099
ASGN †	1,595	130,599
Barnes Group	2,478	148,407
Casella Waste Systems †	5,636	131,770
Columbus McKinnon	3,388	121,426
Continental Building Products †	7,545	215,410
Eaton	1,470	117,468
ESCO Technologies	2,004	117,334
Federal Signal	5,105	112,412
FedEx	2,040	489,824
Gates Industrial †	3,120	54,631
Granite Construction	2,238	125,015
Hawaiian Holdings	1,435	55,535
Honeywell International	850	122,833
Ingersoll-Rand	850	72,683
Kadant	1,556	147,042
KeyW Holding †	4,140	32,540
Kforce	5,355	144,853
KLX †	2,010	142,831
Knight-Swift Transportation Holdings	2,890	132,969
Lockheed Martin	400	135,172
MasTec †	1,070	50,343
MYR Group †	3,670	113,109
Navigant Consulting †	4,680	90,043
Nielsen Holdings	2,130	67,713

(continues)	15

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Industrials (continued)
Northrop Grumman	2,300	$802,976
Oshkosh	1,110	85,770
Parker-Hannifin	1,310	224,049
Raytheon	3,800	820,116
Rockwell Automation	290	50,518
Rockwell Collins	600	80,910
Southwest Airlines	2,350	134,608
Tetra Tech	2,790	136,571
Union Pacific	1,920	258,106
United Technologies	1,920	241,574
US Ecology	2,885	153,771
WageWorks †	1,827	82,580
Waste Management	8,600	723,432
Woodward	715	51,237

		7,315,732

Information Technology – 5.83%
Accenture Class A	1,170	179,595
Adobe Systems †	790	170,703
Alphabet Class A †	937	971,800
Alphabet Class C †	220	226,994
Analog Devices	1,400	127,582
Anixter International †	1,650	124,987
Apple	3,785	635,047
Applied Materials	7,136	396,833
Apptio Class A †	1,505	42,652
Arista Networks †	1,035	264,235
Belden	1,780	122,713
Broadcom	870	205,015
Brooks Automation	4,145	112,247
CA	20,445	693,085
Callidus Software †	7,010	252,009
Cisco Systems	22,650	971,459
Convergys	2,435	55,080
eBay †	11,194	450,447
Electronic Arts †	2,823	342,260
ExlService Holdings †	2,280	127,156
Facebook Class A †	1,530	244,479
GrubHub †	2,480	251,646
II-VI †	2,650	108,385
Intel	22,370	1,165,030
j2 Global	1,810	142,845
MACOM Technology Solutions Holdings †	2,380	39,508
Mastercard Class A	3,950	691,882
MaxLinear Class A †	6,020	136,955
Microsoft	13,946	1,272,851
NETGEAR †	2,165	123,838

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Information Technology (continued)
Oracle	16,070	$735,203
Paycom Software †	1,175	126,183
PayPal Holdings †	11,202	849,896
Plantronics	1,985	119,834
Proofpoint †	1,885	214,230
PTC †	1,330	103,753
Q2 Holdings †	2,120	96,566
salesforce.com †	1,520	176,776
Semtech †	3,825	149,366
ServiceNow †	400	66,180
Silicon Laboratories †	1,115	100,239
SS&C Technologies Holdings	2,360	126,590
Symantec	9,476	244,955
Take-Two Interactive Software †	4,095	400,409
Tyler Technologies †	810	170,878
Visa Class A	6,311	754,922

		15,085,298

Materials – 0.90%
Axalta Coating Systems †	2,200	66,418
Balchem	965	78,889
Boise Cascade	4,000	154,400
DowDuPont	13,212	841,736
Eastman Chemical	2,100	221,718
Kaiser Aluminum	1,435	144,791
Minerals Technologies	2,450	164,027
Neenah	2,325	182,280
Quaker Chemical	870	128,873
Venator Materials †	2,875	52,009
WestRock	2,544	163,248
Worthington Industries	3,050	130,906

		2,329,295

Real Estate – 4.88%
American Tower	1,950	283,413
Apartment Investment & Management	3,900	158,925
Armada Hoffler Properties	3,545	48,531
AvalonBay Communities	2,900	476,934
Boston Properties	3,600	443,592
Brandywine Realty Trust	26,875	426,775
Brixmor Property Group	4,950	75,487
Camden Property Trust	600	50,508
Cousins Properties	7,500	65,100
Crown Castle International	3,988	437,125
DCT Industrial Trust	4,268	240,459
DDR	13,775	100,971
Douglas Emmett	7,600	279,376

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Real Estate (continued)
EastGroup Properties	1,265	$ 104,565
Empire State Realty Trust	2,450	41,135
Equinix	535	223,705
Equity LifeStyle Properties	2,100	184,317
Equity Residential	19,120	1,178,174
Essex Property Trust	1,575	379,071
Extra Space Storage	1,950	170,352
Federal Realty Investment Trust	1,025	119,013
First Industrial Realty Trust	13,525	395,336
GGP	17,525	358,561
Gramercy Property Trust	6,070	131,901
Highwoods Properties	4,200	184,044
Host Hotels & Resorts	13,750	256,300
JBG SMITH Properties	2,087	70,353
Kilroy Realty	2,575	182,722
Kimco Realty	9,225	132,840
Kite Realty Group Trust	7,962	121,261
LaSalle Hotel Properties	1,850	53,669
Lexington Realty Trust	9,000	70,830
Macerich	2,300	128,846
Mack-Cali Realty	5,565	92,991
Mid-America Apartment Communities	1,946	177,553
National Retail Properties	3,225	126,613
Omega Healthcare Investors	2,800	75,712
Pebblebrook Hotel Trust	7,025	241,309
Prologis	10,375	653,521
PS Business Parks	1,150	129,996
Public Storage	2,100	420,819
Ramco-Gershenson Properties Trust	17,130	211,727
Regency Centers	5,548	327,221
RLJ Lodging Trust	4,450	86,508
Simon Property Group	6,300	972,405
SL Green Realty	3,100	300,173
Spirit Realty Capital	11,300	87,688
Tanger Factory Outlet Centers	4,400	96,800
Taubman Centers	1,025	58,333
UDR	6,775	241,325
Urban Edge Properties	1,950	41,633
Ventas	6,300	312,039
Vornado Realty Trust	4,200	282,660
Welltower	2,250	122,467

		12,633,684

Telecommunication Services – 0.68%
AT&T	27,710	987,861

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Telecommunication Services (continued)
ATN International	2,045	$ 121,923
Verizon Communications	13,800	659,916

		1,769,700

Utilities – 0.38%
Edison International	8,400	534,744
NorthWestern	3,055	164,359
South Jersey Industries	4,775	134,464
Spire	2,200	159,060

		992,627

Total US Markets (cost $48,770,208)		75,273,864

Developed Markets – 16.79%§
Consumer Discretionary – 3.15%
Bandai Namco Holdings	3,200	105,108
Bayerische Motoren Werke	6,679	726,473
Cie Generale des Etablissements Michelin	4,597	680,552
Denso	3,400	185,969
Donaco International	206,000	34,808
Industria de Diseno Textil	4,480	140,845
Kering	1,530	733,814
Luxottica Group	2,100	130,462
LVMH Moet Hennessy Louis Vuitton	445	137,137
Nitori Holdings	1,048	185,213
Oriental Land	2,400	245,064
Playtech	63,219	650,198
Publicis Groupe	3,469	241,553
Sekisui Chemical	8,900	155,241
Sodexo	1,230	123,797
Stanley Electric	4,400	162,511
Techtronic Industries	140,500	824,607
Toyota Motor	14,789	948,592
USS	6,100	123,255
Valeo	7,420	490,834
WPP	7,400	117,598
Yue Yuen Industrial Holdings	254,500	1,019,646

		8,163,277

Consumer Staples – 2.30%
Aeon	6,000	107,110
Anheuser-Busch InBev	1,350	148,428
Asahi Group Holdings	2,100	111,843
British American Tobacco	3,485	201,457
Carlsberg Class B	6,044	721,621
Chocoladefabriken Lindt & Spruengli	25	155,105

(continues)	17

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Staples (continued)
Coca-Cola Amatil	18,795	$ 125,858
Coca-Cola European Partners	3,470	144,400
Coca-Cola HBC †	3,550	131,374
Diageo	4,450	150,498
Essity Class B †	5,450	151,037
Imperial Brands	14,220	484,184
Japan Tobacco	23,600	680,021
Jeronimo Martins	5,230	95,126
Koninklijke Ahold Delhaize	7,302	173,028
L’Oreal	1,230	277,806
Matsumotokiyoshi Holdings	12,300	520,182
Nestle	4,170	329,603
Reckitt Benckiser Group (United Kingdom)	1,290	108,886
Sundrug	2,800	129,336
Suntory Beverage & Food	2,800	136,046
Tate & Lyle	15,200	116,092
Treasury Wine Estates	10,050	131,306
Unilever	2,670	148,085
Unilever CVA	3,800	214,493
WH Group 144A #	137,500	147,329
Woolworths Group	5,970	121,173

		5,961,427

Energy – 0.58%
Caltex Australia	4,505	109,431
Galp Energia	7,700	145,212
Neste	2,000	139,210
Suncor Energy	13,900	480,002
TOTAL	10,738	615,499

		1,489,354

Financials – 2.40%
AIA Group	41,800	357,335
AXA	27,822	739,593
Banco Espirito Santo Class R =†	285,000	0
Banco Santander	39,598	259,184
Bank Leumi Le-Israel	28,800	173,965
DBS Group Holdings	7,900	166,867
ING Groep	42,780	721,921
Investec	20,000	154,566
Mediobanca Banca di Credito Finanziario	7,600	89,349
Mitsubishi UFJ Financial Group	156,173	1,023,003
Nomura Holdings	32,300	186,779
Nordea Bank	75,668	809,645
Prudential	7,950	198,660

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
Standard Chartered	66,380	$665,284
UniCredit †	32,073	670,362

		6,216,513

Healthcare – 2.01%
Astellas Pharma	15,100	229,044
Bayer	2,330	262,670
Fresenius SE & Co.	2,600	198,809
Indivior †	27,900	159,486
Koninklijke Philips	22,590	865,017
Lonza Group †	500	117,920
Merck	860	82,515
Novartis	10,030	811,235
Novo Nordisk Class B	6,550	322,167
Orion Class B	1,680	51,429
Roche Holding	1,950	447,324
Sanofi	4,757	381,702
Shire	19,883	989,573
Smith & Nephew	8,130	152,088
Sumitomo Dainippon Pharma	7,100	119,173

		5,190,152

Industrials – 3.50%
ABB	6,950	165,259
ANDRITZ	2,275	127,213
Ashtead Group	6,220	169,599
Brenntag	2,850	169,667
Cie de Saint-Gobain	2,940	155,247
Deutsche Post	25,168	1,102,341
East Japan Railway	5,741	532,097
Eiffage	1,070	121,864
Elbit Systems	710	85,491
Fraport Frankfurt Airport Services Worldwide	1,500	148,038
Fuji Electric	19,000	129,280
ITOCHU	70,849	1,375,964
Japan Airlines	4,000	160,970
Leonardo	32,242	372,883
Meggitt	74,572	452,393
MINEBEA MITSUMI	29,300	625,625
Mitsubishi Electric	8,500	135,922
Qantas Airways	27,400	123,617
Rexel	15,821	268,004
Rolls-Royce Holdings †	8,850	108,201
Safran	1,720	182,543
Schneider Electric	1,890	166,436
Teleperformance	4,189	649,617
Tokyu	11,900	185,425
Vestas Wind Systems	1,380	98,742

18

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Vinci	7,991	$787,074
Volvo Class B	10,400	190,365
Wolters Kluwer	2,755	146,524
Yamato Holdings	4,600	115,362

		9,051,763

Information Technology – 1.09%
Amadeus IT Group	2,160	159,847
ASM Pacific Technology	11,700	164,834
ASML Holding (New York Shares)	1,134	225,167
Atos	1,200	164,411
CGI Group Class A †	10,004	576,937
Computershare	10,000	134,105
Fujitsu	19,000	116,923
Infineon Technologies	6,410	172,386
InterXion Holding †	2,315	143,785
Nice †	1,680	156,973
Sage Group	12,500	112,318
SAP	1,905	199,990
Seiko Epson	7,500	133,288
Tokyo Electron	1,000	188,102
Trend Micro	2,800	167,097

		2,816,163

Materials – 0.99%
Akzo Nobel	1,880	177,628
Alamos Gold	24,971	129,860
Anglo American	3,500	81,531
BlueScope Steel	10,350	121,770
Covestro 144A #	1,605	158,040
CRH	4,750	160,892
Daicel	12,900	140,875
Givaudan	80	182,507
Johnson Matthey	2,702	115,271
Kuraray	8,100	137,633
Norsk Hydro	17,800	105,584
Rio Tinto	10,979	557,119
Shin-Etsu Chemical	2,500	258,564
South32	56,200	141,240
Yamana Gold	34,383	95,008

		2,563,522

Real Estate – 0.19%
Azrieli Group	1,900	91,335
Daito Trust Construction	1,000	172,830
Klepierre	3,000	120,922
Mirvac Group	64,750	107,607

		492,694

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Telecommunication Services – 0.46%
Nippon Telegraph & Telephone	15,086	$694,717
Tele2 Class B	23,736	285,837
Vodafone Group	80,800	221,071

		1,201,625

Utilities – 0.12%
National Grid	11,403	128,358
Tokyo Gas	7,000	185,616

		313,974

Total Developed Markets (cost $31,793,367)		43,460,464

Emerging Markets – 7.19%❖
Consumer Discretionary – 0.48%
Arcos Dorados Holdings Class A	19,500	178,425
Astra International	340,400	181,026
B2W Cia Digital †	45,044	347,914
Ctrip.com International ADR †	3,300	153,846
Grupo Televisa ADR	9,250	147,630
Hyundai Motor	796	107,164
Woolworths Holdings	23,228	117,751

		1,233,756

Consumer Staples – 0.87%
Atacadao Distribuicao Comercio e Industria †	16,400	75,009
BRF ADR †	12,660	87,607
China Mengniu Dairy	74,000	255,380
Cia Brasileira de Distribuicao ADR	6,900	139,380
Cia Cervecerias Unidas ADR	3,300	97,053
Coca-Cola Femsa ADR	5,600	372,008
Fomento Economico Mexicano ADR	1,625	148,574
Lotte Chilsung Beverage	89	128,085
Lotte Confectionery	367	59,910
Tingyi Cayman Islands Holding	157,816	327,369
Uni-President China Holdings	309,000	268,122
Wal-Mart de Mexico	44,372	112,907
X5 Retail Group GDR †	5,501	184,484

		2,255,888

Energy – 1.18%
China Petroleum & Chemical	198,850	176,396
Gazprom PJSC ADR	55,537	270,806
LUKOIL PJSC ADR	4,500	311,490
Petroleo Brasileiro ADR †	22,200	313,908

(continues)	19

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets❖ (continued)
Energy (continued)
PTT	11,991	$211,674
Reliance Industries GDR 144A #	59,018	1,605,065
Rosneft Oil PJSC GDR	27,910	153,307

		3,042,646

Financials – 1.01%
Akbank Turk	108,919	263,650
Banco Bradesco ADR	13,240	157,291
Banco Santander Brasil ADR	8,100	97,362
Banco Santander Mexico ADR	18,600	133,362
Grupo Financiero Banorte	19,600	119,810
ICICI Bank ADR	21,690	191,957
Industrial & Commercial Bank of China	253,000	220,486
Itau Unibanco Holding ADR	17,640	275,184
KB Financial Group ADR	4,489	260,093
Ping An Insurance Group Co. of China	17,500	180,437
Samsung Life Insurance	2,564	279,036
Sberbank of Russia PJSC	98,223	433,613

		2,612,281

Healthcare – 0.03%
Hypera	6,600	72,068

		72,068

Industrials – 0.08%
Gol Linhas Aereas Inteligentes ADR †	7,650	99,373
Lotte †	1,668	99,370

		198,743

Information Technology – 2.61%
Alibaba Group Holding ADR †	5,000	917,700
Baidu ADR †	1,325	295,727
Hon Hai Precision Industry	73,978	224,545
Mail.Ru Group GDR †	2,614	91,060
MediaTek	43,000	502,161
NAVER	137	101,796
Samsung Electronics	561	1,295,263
SINA †	5,800	604,766
SK Hynix	2,822	215,244
Sohu.com †	9,500	293,740
Taiwan Semiconductor Manufacturing	61,069	518,386
Taiwan Semiconductor Manufacturing ADR	4,000	175,040
Tencent Holdings	23,000	1,234,630

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets❖ (continued)
Information Technology (continued)
Weibo ADR †	1,060	$126,712
WNS Holdings ADR †	3,780	171,347

		6,768,117

Materials – 0.12%
Cemex ADR †	10,426	69,020
Cia de Minas Buenaventura ADR	9,400	143,162
Impala Platinum Holdings †	5,403	10,760
UltraTech Cement	1,577	95,987

		318,929

Real Estate – 0.07%
Etalon Group GDR 144A #	16,400	50,020
IRSA Inversiones y Representaciones ADR	4,500	106,425
UEM Sunrise †	147,519	38,520

		194,965

Telecommunication Services – 0.74%
America Movil Class L ADR	12,620	240,916
China Mobile	25,421	232,993
LG Uplus	8,918	102,491
Mobile TeleSystems PJSC ADR	7,600	86,564
SK Telecom ADR	31,200	754,104
Telefonica Brasil ADR	8,905	136,781
TIM Participacoes ADR	8,900	192,863
Turkcell Iletisim Hizmetleri ADR	12,450	119,022
VEON ADR	15,392	40,635

		1,906,369

Total Emerging Markets (cost $12,545,033)		18,603,762

Total Common Stock (cost $93,108,608)		137,338,090

Exchange-Traded Funds – 2.35%

iShares MSCI EAFE ETF	450	31,356
iShares MSCI EAFE Growth ETF	2,695	216,597
iShares Russell 1000 Growth ETF	32,715	4,452,184
Vanguard FTSE Developed Markets ETF	1,330	58,853
Vanguard Mega Cap Growth ETF	5,945	667,267

20

	Number of shares	Value (US $)

Exchange-Traded Funds (continued)

Vanguard Russell 1000 Growth ETF	4,700	$655,697

Total Exchange-Traded Funds (cost $4,906,353)		6,081,954

	Principal amount°

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust Series 2003-T4 2A5 4.703% 9/26/33 ●	44,151	47,565
Fannie Mae REMIC Trust Series 2002-W11 AV1 2.212% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 ●	2,318	2,269

Total Agency Asset-Backed Securities (cost $46,113)		49,834

Agency Collateralized Mortgage Obligations – 8.09%

Fannie Mae Grantor Trust Series 2002-T1 A2 7.00% 11/25/31	21,208	24,361
Fannie Mae Interest Strip Series 418 C12 3.00% 8/25/33 S	59,735	7,880
Series 419 C2 3.00% 5/25/29 S	1,398,261	132,290
Series 419 C3 3.00% 11/25/43 S	66,136	13,194
Fannie Mae REMIC Trust Series 2002-W1 2A 7.50% 2/25/42 ●	11,083	12,150
Fannie Mae REMICs Series 2008-15 SB 4.729% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	18,412	3,213
Series 2010-96 DC 4.00% 9/25/25	1,895	2,008
Series 2010-129 SM 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 11/25/40 S●	101,720	14,149
Series 2011-101 EI 3.50% 10/25/26 S	22,822	2,199
Series 2012-51 SA 4.629% (6.50% minus LIBOR01M, Cap 6.50%) 5/25/42 S●	48,599	10,674
Series 2012-98 DI 3.50% 9/25/27 S	36,199	3,710

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs Series 2012-98 IY 3.00% 9/25/27 S	277,807	$25,894
Series 2012-98 KI 3.50% 7/25/27 S	66,755	6,563
Series 2012-98 MI 3.00% 8/25/31 S	145,716	16,639
Series 2012-99 AI 3.50% 5/25/39 S	348,917	38,270
Series 2012-118 AI 3.50% 11/25/37 S	671,990	75,479
Series 2012-120 CI 3.50% 12/25/31 S	266,826	27,543
Series 2012-120 WI 3.00% 11/25/27 S	39,280	3,858
Series 2012-121 ID 3.00% 11/25/27 S	138,327	13,570
Series 2012-122 SD 4.229% (6.10% minus LIBOR01M, Cap 6.10%) 11/25/42 S●	66,868	12,242
Series 2012-125 MI 3.50% 11/25/42 S	310,863	67,254
Series 2012-126 PI 3.50% 7/25/42 S	75,610	10,199
Series 2012-129 PZ 3.50% 12/25/42	34,942	34,334
Series 2012-137 EI 3.00% 12/25/27 S	334,602	30,280
Series 2012-137 QI 3.00% 12/25/27 S	316,782	32,318
Series 2012-137 WI 3.50% 12/25/32 S	58,281	9,652
Series 2012-139 NS 4.829% (6.70% minus LIBOR01M, Cap 6.70%) 12/25/42 S●	90,582	20,660
Series 2012-144 EI 3.00% 1/25/28 S	40,240	3,528
Series 2012-146 IO 3.50% 1/25/43 S	47,584	9,505
Series 2012-149 IC 3.50% 1/25/28 S	40,155	4,299
Series 2012-153 DI 3.50% 1/25/28 S	78,066	7,976
Series 2013-1 YI 3.00% 2/25/33 S	57,640	7,818
Series 2013-2 DA 2.00% 11/25/42	5,826	5,142
Series 2013-4 PL 2.00% 2/25/43	18,000	14,658

(continues)	21

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-7 EI 3.00% 10/25/40 S	4,208,725	$570,777
Series 2013-7 GP 2.50% 2/25/43	16,000	14,337
Series 2013-9 IO 3.00% 2/25/28 S	40,563	3,641
Series 2013-26 HI 3.00% 4/25/32 S	45,661	3,856
Series 2013-26 ID 3.00% 4/25/33 S	158,567	22,714
Series 2013-38 AI 3.00% 4/25/33 S	152,566	20,219
Series 2013-43 IX 4.00% 5/25/43 S	439,445	106,463
Series 2013-44 DI 3.00% 5/25/33 S	477,006	68,730
Series 2013-45 PI 3.00% 5/25/33 S	301,173	43,099
Series 2013-51 PI 3.00% 11/25/32 S	482,479	57,846
Series 2013-55 AI 3.00% 6/25/33 S	184,158	26,748
Series 2013-59 PY 2.50% 6/25/43	70,000	64,366
Series 2013-60 CI 3.00% 6/25/31 S	1,073,767	102,061
Series 2013-62 PY 2.50% 6/25/43	70,000	62,024
Series 2013-64 KI 3.00% 2/25/33 S	982,818	134,524
Series 2013-69 IJ 3.00% 7/25/33 S	53,369	7,555
Series 2013-69 IO 3.00% 11/25/31 S	48,490	4,700
Series 2013-71 ZA 3.50% 7/25/43	69,654	69,855
Series 2013-75 JI 3.00% 9/25/32 S	171,054	21,536
Series 2013-83 LI 2.50% 8/25/28 S	176,997	15,508
Series 2013-92 SA 4.079% (5.95% minus LIBOR01M, Cap 5.95%) 9/25/43 S●	66,146	12,769
Series 2014-25 DI 3.50% 8/25/32 S	66,587	8,182
Series 2014-36 ZE 3.00% 6/25/44	106,563	97,588
Series 2014-46 IK 3.00% 9/25/40 S	67,024	7,981
Series 2014-63 KI 3.50% 11/25/33 S	79,412	10,147

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2014-68 BS 4.279% (6.15% minus LIBOR01M, Cap 6.15%) 11/25/44 S●	201,581	$38,543
Series 2014-90 SA 4.279% (6.15% minus LIBOR01M, Cap 6.15%) 1/25/45 S●	163,058	30,389
Series 2014-94 AI 3.00% 10/25/32 S	112,257	10,768
Series 2015-11 BI 3.00% 1/25/33 S	116,311	13,272
Series 2015-28 GI 3.50% 6/25/34 S	223,730	28,426
Series 2015-40 GZ 3.50% 5/25/45	26,498	26,216
Series 2015-43 PZ 3.50% 6/25/45	11,041	10,859
Series 2015-44 Z 3.00% 9/25/43	177,696	170,699
Series 2015-53 KB 3.00% 1/25/45	30,000	28,496
Series 2015-59 CI 3.50% 8/25/30 S	50,983	4,986
Series 2015-66 ID 3.50% 5/25/42 S	77,279	11,774
Series 2015-71 PI 4.00% 3/25/43 S	872,898	145,376
Series 2015-87 TI 3.50% 11/25/35 S	65,818	10,725
Series 2015-89 EZ 3.00% 12/25/45	46,114	41,070
Series 2015-95 SH 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/46 S●	149,722	29,639
Series 2016-2 HI 3.00% 12/25/41 S	272,681	39,513
Series 2016-17 BI 4.00% 2/25/43 S	1,490,548	244,373
Series 2016-20 DI 3.50% 4/25/31 S	203,435	26,938
Series 2016-33 DI 3.50% 6/25/36 S	72,050	10,836
Series 2016-33 EL 3.00% 6/25/46	309,000	281,600
Series 2016-54 PI 3.00% 2/25/44 S	292,559	32,756
Series 2016-60 LI 3.00% 9/25/46 S	88,509	13,611

22

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2016-61 ML 3.00% 9/25/46	13,000	$12,177
Series 2016-62 IC 3.00% 3/25/43 S	93,061	10,868
Series 2016-62 SA 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	247,576	51,930
Series 2016-71 PI 3.00% 10/25/46 S	89,700	13,681
Series 2016-72 AZ 3.00% 10/25/46	287,642	264,959
Series 2016-74 GS 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	2,198,049	501,453
Series 2016-74 IH 3.50% 11/25/45 S	90,098	16,388
Series 2016-80 BZ 3.00% 11/25/46	380,827	334,415
Series 2016-80 CZ 3.00% 11/25/46	332,832	291,996
Series 2016-80 JZ 3.00% 11/25/46	34,431	31,248
Series 2016-90 CI 3.00% 2/25/45 S	2,035,116	308,939
Series 2016-95 IO 3.00% 12/25/46 S	3,457,387	626,479
Series 2016-95 US 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 12/25/46 S●	3,251,395	614,994
Series 2016-99 DI 3.50% 1/25/46 S	91,601	16,253
Series 2016-99 TI 3.50% 3/25/36 S	134,176	20,029
Series 2016-101 ZP 3.50% 1/25/47	24,027	23,266
Series 2016-105 SA 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	82,686	16,318
Series 2017-6 NI 3.50% 3/25/46 S	207,879	37,427
Series 2017-8 BZ 3.00% 2/25/47	5,178	4,677
Series 2017-16 SM 4.179% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S●	206,882	41,304
Series 2017-16 YT 3.00% 7/25/46	5,000	4,913

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2017-17 LI 3.00% 4/25/37 S	86,546	$8,280
Series 2017-24 AI 3.00% 8/25/46 S	172,591	28,307
Series 2017-25 BL 3.00% 4/25/47	5,000	4,737
Series 2017-26 VZ 3.00% 4/25/47	22,669	20,604
Series 2017-27 EM 3.00% 4/25/47	28,000	26,252
Series 2017-28 Z 3.50% 4/25/47	27,960	27,598
Series 2017-40 GZ 3.50% 5/25/47	9,293	9,176
Series 2017-40 IG 3.50% 3/25/43 S	93,006	16,074
Series 2017-45 IJ 3.00% 11/25/46 S	129,585	23,115
Series 2017-46 BI 3.00% 4/25/47 S	85,369	13,736
Series 2017-46 JI 3.50% 1/25/43 S	84,962	11,530
Series 2017-55 HY 3.00% 7/25/47	109,000	102,294
Series 2017-59 KI 3.00% 3/25/47 S	250,358	44,445
Series 2017-61 SB 4.279% (6.15% minus LIBOR01M, Cap 6.15%) 8/25/47 S●	3,511,778	724,317
Series 2017-61 TB 3.00% 8/25/44	7,000	6,600
Series 2017-64 JI 3.50% 7/25/42 S	261,056	32,907
Series 2017-66 QY 3.00% 9/25/43	21,000	20,252
Series 2017-67 BZ 3.00% 9/25/47	4,071	3,596
Series 2017-79 AI 3.00% 9/25/43 S	94,359	13,124
Series 2017-88 EI 3.00% 11/25/47 S	214,302	40,946
Series 2017-88 IE 3.00% 11/25/47 S	127,430	24,169
Series 2017-94 CZ 3.50% 11/25/47	8,117	7,978
Series 2017-96 EZ 3.50% 12/25/47	13,152	12,975
Series 2017-99 DZ 3.50% 12/25/47	21,246	20,332
Series 2017-99 IE 3.00% 12/25/47 S	98,691	20,010

(continues)	23

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2017-108 AZ 3.50% 1/25/58	10,088	$9,624
Series 2018-3 LY 3.00% 2/25/48	65,000	61,026
Series 2018-8 MU 3.00% 2/25/48	20,000	18,835
Freddie Mac REMICs
Series 3939 EI 3.00% 3/15/26 S	302,913	20,223
Series 4017 PI 3.00% 3/15/27 S	61,755	4,925
Series 4050 EI 4.00% 2/15/39 S	33,434	3,544
Series 4065 DE 3.00% 6/15/32	30,000	29,437
Series 4088 PI 3.00% 12/15/40 S	103,861	13,547
Series 4092 AI 3.00% 9/15/31 S	81,576	8,540
Series 4100 EI 3.00% 8/15/27 S	145,469	14,072
Series 4106 EI 3.50% 4/15/41 S	55,064	6,538
Series 4109 AI 3.00% 7/15/31 S	270,540	30,070
Series 4120 IK 3.00% 10/15/32 S	226,309	32,818
Series 4136 EZ 3.00% 11/15/42	33,217	32,148
Series 4146 IA 3.50% 12/15/32 S	115,669	18,299
Series 4151 BI 2.50% 1/15/43 S	283,951	44,740
Series 4152 GW 2.50% 1/15/43	9,000	8,003
Series 4159 KS 4.373% (6.15% minus LIBOR01M, Cap 6.15%) 1/15/43 S●	53,077	10,710
Series 4159 NI 2.50% 7/15/42 S	75,150	7,143
Series 4161 IM 3.50% 2/15/43 S	100,346	22,937
Series 4181 DI 2.50% 3/15/33 S	75,324	9,465
Series 4184 GS 4.343% (6.12% minus LIBOR01M, Cap 6.12%) 3/15/43 S●	127,842	25,726
Series 4185 LI 3.00% 3/15/33 S	119,193	17,535

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4186 IE 3.00% 3/15/33 S	2,631,166	$378,596
Series 4191 CI 3.00% 4/15/33 S	57,031	8,189
Series 4197 LZ 4.00% 4/15/43	25,556	26,766
Series 4206 DZ 3.00% 5/15/33	12,646	12,425
Series 4210 Z 3.00% 5/15/43	39,615	36,600
Series 4216 KI 3.50% 6/15/28 S	38,172	3,930
Series 4223 HI 3.00% 4/15/30 S	629,191	51,319
Series 4342 CI 3.00% 11/15/33 S	55,094	6,866
Series 4366 DI 3.50% 5/15/33 S	349,773	47,911
Series 4433 DI 3.00% 8/15/32 S	1,262,547	126,361
Series 4435 DY 3.00% 2/15/35	142,000	139,697
Series 4448 TS 1.678% 5/15/40 S●	92,419	6,721
Series 4464 DA 2.50% 1/15/43	4,575	4,193
Series 4476 GI 3.00% 6/15/41 S	303,478	38,811
Series 4484 HI 3.00% 10/15/39 S	55,052	5,327
Series 4487 ZC 3.50% 6/15/45	571,559	551,240
Series 4493 HI 3.00% 6/15/41 S	65,585	8,728
Series 4518 CI 3.50% 6/15/42 S	835,466	103,983
Series 4527 CI 3.50% 2/15/44 S	67,515	11,898
Series 4531 PZ 3.50% 11/15/45	79,202	79,072
Series 4567 LI 4.00% 8/15/45 S	1,426,103	276,374
Series 4574 AI 3.00% 4/15/31 S	545,180	69,380
Series 4580 MI 3.50% 2/15/43 S	170,788	26,016
Series 4581 LI 3.00% 5/15/36 S	74,618	10,476

24

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4594 SG 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 6/15/46 S●	85,407	$19,021
Series 4614 HB 2.50% 9/15/46	72,000	64,562
Series 4615 GW 2.50% 4/15/41	4,000	3,639
Series 4618 SA 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	92,168	21,282
Series 4623 IY 4.00% 10/15/46 S	91,685	19,759
Series 4623 LZ 2.50% 10/15/46	274,543	230,790
Series 4623 MW 2.50% 10/15/46	510,000	460,586
Series 4623 WI 4.00% 8/15/44 S	274,938	48,517
Series 4627 PI 3.50% 5/15/44 S	90,031	13,024
Series 4629 KB 3.00% 11/15/46	270,000	253,154
Series 4643 QI 3.50% 9/15/45 S	472,104	83,531
Series 4648 ND 3.00% 9/15/46	28,000	26,105
Series 4648 SA 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	3,936,659	825,550
Series 4650 JE 3.00% 7/15/46	25,000	23,969
Series 4655 WI 3.50% 8/15/43 S	174,403	31,084
Series 4656 HI 3.50% 5/15/42 S	140,221	21,344
Series 4657 NW 3.00% 4/15/45	27,000	26,162
Series 4660 GI 3.00% 8/15/43 S	161,371	28,563
Series 4681 WI 1.429% 8/15/33 S●	102,496	7,311
Series 4710 CI 3.50% 12/15/43 S	90,257	13,745
Series 4738 TW 3.00% 11/15/46	66,000	63,533
Series 4753 EZ 3.50% 12/15/47	64,374	63,542
Series 4761 Z 3.50% 12/15/47	18,105	17,730

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac Strips
Series 267 S5 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 8/15/42 S●	151,521	$27,494
Series 290 IO 3.50% 11/15/32 S	53,751	9,007
Series 299 S1 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/43 S●	116,425	20,393
Series 304 C38 3.50% 12/15/27 S	30,558	2,818
Series 326 S2 4.173% (5.95% minus LIBOR01M, Cap 5.95%) 3/15/44 S●	189,973	32,326
Series 350 S5 1.452% 9/15/40 S●	114,761	6,623
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-HQA2 M2 4.672% (LIBOR01M + 2.80%) 5/25/28 ●	152,881	157,675
GNMA
Series 2010-113 KE 4.50% 9/20/40	295,000	314,699
Series 2012-61 PI 3.00% 4/20/39 S	123,585	9,137
Series 2012-108 KI 4.00% 8/16/42 S	48,613	8,922
Series 2012-108 PB 2.75% 9/16/42	10,000	9,249
Series 2012-136 MX 2.00% 11/20/42	540,000	469,752
Series 2013-22 IO 3.00% 2/20/43 S	132,232	24,786
Series 2013-88 LZ 2.50% 6/16/43	110,343	96,195
Series 2013-113 AZ 3.00% 8/20/43	94,071	90,671
Series 2013-113 LY 3.00% 5/20/43	312,000	306,741
Series 2013-182 CZ 2.50% 12/20/43	8,896	7,950
Series 2014-12 ZB 3.00% 1/16/44	13,596	12,733
Series 2015-36 PI 3.50% 8/16/41 S	98,362	14,136
Series 2015-44 AI 3.00% 8/20/41 S	162,856	16,314

(continues)	25

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2015-64 GZ 2.00% 5/20/45	76,194	$58,893
Series 2015-74 CI 3.00% 10/16/39 S	65,094	8,842
Series 2015-76 MZ 3.00% 5/20/45	10,886	10,476
Series 2015-82 GI 3.50% 12/20/38 S	205,399	20,327
Series 2015-111 IH 3.50% 8/20/45 S	64,506	8,842
Series 2015-133 AL 3.00% 5/20/45	188,000	184,758
Series 2015-142 AI 4.00% 2/20/44 S	49,761	6,327
Series 2016-5 GL 3.00% 7/20/45	315,000	302,514
Series 2016-46 DZ 3.00% 4/20/46	27,537	24,408
Series 2016-75 JI 3.00% 9/20/43 S	104,922	14,085
Series 2016-83 MB 3.00% 10/20/45	9,000	8,789
Series 2016-89 QS 4.228% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	86,429	18,554
Series 2016-101 QL 3.00% 7/20/46	808,000	761,346
Series 2016-103 DY 2.50% 8/20/46	155,000	135,696
Series 2016-108 YL 3.00% 8/20/46	1,351,650	1,297,665
Series 2016-111 PB 2.50% 8/20/46	67,000	59,491
Series 2016-118 DI 3.50% 3/20/43 S	87,408	13,545
Series 2016-120 IA 3.00% 2/20/46 S	207,172	32,543
Series 2016-126 NS 4.278% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	88,720	18,327
Series 2016-134 MW 3.00% 10/20/46	810,000	798,720
Series 2016-135 Z 3.00% 10/20/46	12,520	11,394
Series 2016-146 KS 4.278% (6.10% minus
LIBOR01M, Cap 6.10%) 10/20/46 S●	83,696	17,330
Series 2016-149 GI 4.00% 11/20/46 S	206,828	47,124

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-160 VZ 2.50% 11/20/46	34,117	$27,859
Series 2016-171 IO 3.00% 7/20/44 S	79,448	9,683
Series 2016-171 IP 3.00% 3/20/46 S	427,612	66,645
Series 2017-4 BW 3.00% 1/20/47	28,000	26,952
Series 2017-10 IB 4.00% 1/20/47 S	82,746	17,913
Series 2017-25 CZ 3.50% 2/20/47	12,463	12,471
Series 2017-25 WZ 3.00% 2/20/47	616,696	585,736
Series 2017-34 AZ 3.00% 1/20/47	587,337	531,036
Series 2017-36 ZC 3.00% 3/20/47	43,277	38,227
Series 2017-52 LE 3.00% 1/16/47	131,000	122,706
Series 2017-68 SB 4.328% (6.15% minus LIBOR01M, Cap 6.15%) 5/20/47 S●	118,718	20,331
Series 2017-101 HD 3.00% 1/20/47	21,000	19,870
Series 2017-101 ND 3.00% 1/20/47	21,000	20,112
Series 2017-107 T 3.00% 1/20/47	15,000	14,650
Series 2017-113 LB 3.00% 7/20/47	15,000	14,139
Series 2017-116 ZL 3.00% 6/20/47	11,222	10,061
Series 2017-117 C 3.00% 8/20/47	31,000	29,173
Series 2017-117 GI 3.00% 3/20/47 S	139,567	22,598
Series 2017-121 CW 3.00% 8/20/47	13,000	12,079
Series 2017-121 IC 3.00% 12/20/45 S	145,792	24,861
Series 2017-121 IL 3.00% 2/20/42 S	205,004	29,232
Series 2017-134 SD 4.378% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	98,067	20,431
Series 2017-137 CZ 3.00% 9/20/47	27,408	26,625
Series 2017-144 EI 3.00% 12/20/44 S	91,610	13,604

26

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2017-144 MZ 2.50% 9/20/47	16,201	$12,979
Series 2017-156 LP 2.50% 10/20/47	29,000	25,337
Series 2017-163 HS 4.378% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S●	99,108	18,585
Series 2018-1 HB 2.50% 1/20/48	10,000	9,007
Series 2018-1 SA 4.378% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	268,465	51,579
Series 2018-1 ST 4.378% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	99,576	20,522
Series 2018-8 VZ 3.00% 3/20/47	10,050	9,902
Series 2018-13 PZ 3.00% 1/20/48	65,325	60,672
Series 2018-18 BZ 3.50% 2/20/48	27,079	25,847
Series 2018-18 CZ 3.00% 2/20/48	656,638	590,909
Series 2018-46 AS 4.482% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	100,000	21,719

Total Agency Collateralized Mortgage Obligations (cost $20,945,499)		20,927,624

Agency Commercial Mortgage-Backed Securities – 0.42%

Freddie Mac Multifamily Structured Pass Through Certificates
Series KS03 A4 3.161% 5/25/25 ◆●	110,000	109,531
FREMF Mortgage Trust
Series 2011-K11 B 144A 4.425% 12/25/48 #●	350,000	361,554
Series 2011-K14 B 144A 5.168% 2/25/47 #●	45,000	47,316
Series 2011-K15 B 144A 4.949% 8/25/44 #●	10,000	10,479
Series 2012-K22 B 144A 3.687% 8/25/45 #●	95,000	95,916
Series 2013-K32 B 144A 3.538% 10/25/46 #●	45,000	44,835
Series 2013-K33 B 144A 3.501% 8/25/46 #●	80,000	79,535

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2013-K712 B 144A 3.364% 5/25/45 #●	55,000	$55,322
Series 2013-K713 B 144A 3.164% 4/25/46 #●	35,000	35,105
Series 2013-K713 C 144A 3.164% 4/25/46 #●	135,000	134,742
Series 2014-K717 B 144A 3.629% 11/25/47 #●	95,000	96,154
Series 2017-K729 B 144A 3.675% 11/25/49 #●	25,000	24,228

Total Agency Commercial Mortgage-Backed Securities (cost $1,114,826)		1,094,717

Agency Mortgage-Backed Securities – 6.01%

Fannie Mae S.F. 30 yr
4.50% 5/1/39	87,020	91,980
4.50% 2/1/46	421,571	445,750
5.00% 7/1/33	22,691	24,584
5.00% 10/1/39	78,178	84,803
5.00% 2/1/40	93,779	101,645
5.00% 5/1/40	35,344	38,281
5.00% 7/1/47	445,651	476,315
5.50% 3/1/34	88,843	97,456
5.50% 8/1/37	27,990	30,737
5.50% 1/1/38	147,588	163,307
5.50% 3/1/38	36,558	40,316
5.50% 6/1/39	32,356	35,548
5.50% 7/1/40	30,863	33,914
5.50% 6/1/41	85,385	94,018
5.50% 9/1/41	13,212	14,829
5.50% 5/1/44	1,848,768	2,031,313
6.00% 3/1/34	24,171	27,193
6.00% 11/1/34	596,230	671,551
6.00% 4/1/35	76,477	85,963
6.00% 5/1/36	97,524	109,462
6.00% 6/1/36	208,422	237,057
6.00% 9/1/36	15,927	18,166
6.00% 6/1/37	1,787	2,005
6.00% 7/1/37	1,313	1,468
6.00% 8/1/37	125,782	141,561
6.00% 9/1/37	27,900	31,340
6.00% 2/1/38	95,167	106,849
6.00% 3/1/38	309,575	348,630
6.00% 9/1/38	45,319	50,848
6.00% 10/1/38	1,476	1,652
6.00% 11/1/38	7,696	8,665
6.00% 9/1/39	247,292	282,303
6.00% 10/1/39	165,707	187,104

(continues)	27

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 11/1/40	5,181	$5,851
6.00% 7/1/41	1,366,248	1,527,899
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/48	1,680,000	1,758,493
4.50% 5/1/48	1,441,000	1,505,737
5.00% 4/1/48	2,945,000	3,144,926
Freddie Mac ARM 2.559% (LIBOR12M + 1.63%, Cap 7.559%) 10/1/46 ●	102,726	100,977
Freddie Mac S.F. 30 yr
5.00% 5/1/41	94,326	102,119
5.00% 12/1/41	10,403	11,256
5.00% 12/1/44	14,000	15,145
5.50% 3/1/34	3,978	4,378
5.50% 12/1/34	3,550	3,914
5.50% 11/1/36	4,511	4,966
5.50% 9/1/37	4,006	4,393
5.50% 1/1/40	28,284	31,060
5.50% 4/1/40	6,002	6,588
5.50% 6/1/41	42,767	46,467
6.00% 5/1/35	17,960	20,148
6.00% 2/1/36	7,620	8,553
6.00% 3/1/36	15,404	17,253
6.00% 11/1/36	7,837	8,777
6.00% 5/1/37	18,123	20,301
6.00% 6/1/38	26,879	30,133
6.00% 8/1/38	26,117	29,488
6.00% 7/1/39	5,517	6,191
6.00% 3/1/40	150,136	168,326
6.00% 5/1/40	485,940	543,888
6.00% 7/1/40	24,699	27,704
6.50% 12/1/31	3,898	4,391
6.50% 7/1/32	34,013	38,301
GNMA I S.F. 30 yr
7.00% 12/15/34	33,563	38,283
GNMA II S.F. 30 yr
5.50% 5/20/37	18,295	19,653
6.00% 2/20/39	21,694	23,860
6.00% 2/20/40	88,598	97,782
6.00% 4/20/46	25,646	28,267
6.50% 6/20/39	31,572	35,105

Total Agency Mortgage-Backed Securities (cost $15,681,459)		15,557,186

	Principal amount°	Value (US $)

Collateralized Debt Obligations – 2.00%

AMMC CLO
Series 2015-16A AR 144A 2.982% (LIBOR03M + 1.26%) 4/14/29 #●	170,000	$170,719
Apex Credit CLO
Series 2017-1A A1 144A 3.211% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #●	155,000	156,025
Atlas Senior Loan Fund X
Series 2018-10A A 144A 2.796% (LIBOR03M + 1.09%) 1/15/31 #●	250,000	250,093
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.235% (LIBOR03M + 1.49%) 1/20/29 #●	500,000	502,731
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.833% (LIBOR03M + 1.47%) 10/20/28 #●	250,000	251,016
CFIP CLO
Series 2017-1A A 144A 2.616% (LIBOR03M + 1.22%) 1/18/30 #●	250,000	251,733
Galaxy XXI CLO
Series 2015-21A AR 144A 2.765% (LIBOR03M + 1.02%) 4/20/31 #●	350,000	350,523
GoldenTree Loan Management US CLO
Series 2017-1A A 144A 2.965% (LIBOR03M + 1.22%) 4/20/29 #●	250,000	251,500
KKR Financial CLO
Series 2013-1A A1R 144A 3.012% (LIBOR03M + 1.29%) 4/15/29 #●	300,000	302,990
Mariner CLO 5
Series 2018-5A A 144A 3.324% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	250,000	250,121
MP CLO IV
Series 2013-2A ARR 144A 3.025% (LIBOR03M + 1.28%) 7/25/29 #●	250,000	251,757
Northwoods Capital XV
Series 2017-15A A 144A 3.502% (LIBOR03M + 1.30%) 6/20/29 #●	250,000	251,803

28

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Northwoods Capital XVII
Series 2018-17A A 144A 3.308% (LIBOR03M + 1.06%, Floor 1.06%) 4/22/31 #●	250,000	$250,120
Oaktree CLO
Series 2014-1A A1R 144A 3.11% (LIBOR03M + 1.29%) 5/13/29 #●	400,000	403,293
Octagon Investment Partners XV CLO
Series 2013-1A A1AR 144A 2.949% (LIBOR03M + 1.21%) 7/19/30 #●	250,000	251,027
TIAA CLO II
Series 2017-1A A 144A 3.025% (LIBOR03M + 1.28%) 4/20/29 #●	250,000	251,394
Venture CDO
Series 2016-25A A1 144A 3.235% (LIBOR03M + 1.49%) 4/20/29 #●	100,000	100,778
Venture XXII CLO
Series 2015-22A AR 144A 2.801% (LIBOR03M + 1.08%) 1/15/31 #●	300,000	300,112
Venture XXIV CLO
Series 2016-24A A1D 144A 3.165% (LIBOR03M + 1.42%) 10/20/28 #●	140,000	140,483
Venture XXVIII CLO
Series 2017-28A A2 144A 2.855% (LIBOR03M + 1.11%) 7/20/30 #●	250,000	251,132

Total Collateralized Debt Obligations (cost $5,162,051)		5,189,350

Corporate Bonds – 17.39%

Banking – 4.44%
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	187,400
Banco do Brasil 144A 4.625% 1/15/25 #	200,000	195,300
Banco Santander 3.80% 2/23/28	200,000	193,203
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	150,000
Bancolombia 4.875% 10/18/27 µ	200,000	194,150

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Bank Nederlandse
Gemeenten 3.50% 7/19/27	AUD	24,000	$18,852
Bank of America 3.30% 8/5/21	AUD	20,000	15,509
3.55% 3/5/24 µ		205,000	205,694
3.97% 3/5/29 µ		30,000	30,093
4.183% 11/25/27		250,000	248,153
5.625% 7/1/20		335,000	353,446
Bank of Montreal 3.803% 12/15/32 µ		180,000	170,752
Bank of New York Mellon 2.20% 3/4/19		125,000	124,558
2.95% 1/29/23		85,000	83,959
4.625%µy		140,000	136,850
Barclays 8.25%µy		200,000	206,882
Branch Banking & Trust 2.25% 6/1/20		530,000	521,938
Citigroup 2.985% (LIBOR03M + 1.10%) 5/17/24 ●		595,000	600,768
3.75% 10/27/23	AUD	24,000	18,733
Citizens Financial Group 2.375% 7/28/21		75,000	72,781
4.30% 12/3/25		105,000	106,303
Compass Bank 3.875% 4/10/25		250,000	244,844
Credit Suisse Group 144A 3.869% 1/12/29 #µ		315,000	305,266
144A 6.25%#µy		200,000	205,728
Export-Import Bank of Korea 4.00% 6/7/27	AUD	10,000	7,735
Fifth Third Bancorp 2.60% 6/15/22		70,000	67,919
3.95% 3/14/28		105,000	105,719
Fifth Third Bank 2.30% 3/15/19		200,000	199,185
3.85% 3/15/26		200,000	197,826
Goldman Sachs Group 5.15% 5/22/45		30,000	32,384
5.20% 12/17/19	NZD	20,000	14,977
6.00% 6/15/20		330,000	349,338
HSBC Holdings 6.50%µy		200,000	204,250
Huntington Bancshares 2.30% 1/14/22		80,000	76,685
JPMorgan Chase & Co. 3.897% 1/23/49 µ		85,000	81,220
3.964% 11/15/48 µ		60,000	57,787
4.25% 11/2/18	NZD	110,000	80,264

(continues)	29

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
KeyBank 3.375% 3/7/23	440,000	$441,883
3.40% 5/20/26	250,000	241,880
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD 335,000	270,301
Lloyds Banking Group 3.574% 11/7/28 µ	260,000	245,719
Manufacturers & Traders Trust 2.50% 5/18/22	250,000	242,839
Morgan Stanley 2.75% 5/19/22	140,000	136,569
3.625% 1/20/27	110,000	107,720
3.772% 1/24/29 µ	440,000	433,409
3.95% 4/23/27	70,000	68,241
5.00% 9/30/21	AUD 24,000	19,643
5.00% 11/24/25	215,000	225,060
Nationwide Building Society 144A 4.125% 10/18/32 #µ	250,000	238,885
Northern Trust 3.375% 5/8/32 µ	45,000	43,246
PNC Bank 2.70% 11/1/22	250,000	242,110
PNC Financial Services Group 5.00%µy	145,000	144,710
Regions Financial 2.75% 8/14/22	55,000	53,479
Royal Bank of Canada 2.75% 2/1/22	215,000	212,085
Royal Bank of Scotland Group 3.875% 9/12/23	200,000	197,678
Santander UK 144A 5.00% 11/7/23 #	200,000	207,187
State Street
3.10% 5/15/23	65,000	64,630
3.30% 12/16/24	100,000	99,192
SunTrust Banks
2.45% 8/1/22	55,000	53,027
2.70% 1/27/22	35,000	34,251
3.00% 2/2/23	55,000	54,058
3.30% 5/15/26	200,000	190,939
5.05%µy	10,000	9,963
UBS Group Funding Switzerland 144A 2.859% 8/15/23 #µ	200,000	193,463
144A 3.491% 5/23/23 #	200,000	197,753
US Bancorp 3.10% 4/27/26	155,000	148,039
3.15% 4/27/27	30,000	28,855

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	235,000	$212,511
Wells Fargo & Co. 3.00% 7/27/21	AUD 38,000	29,184
Westpac Banking 5.00%µy	45,000	41,631
Woori Bank 144A 4.75% 4/30/24 #	200,000	204,459
Zions Bancorporation 4.50% 6/13/23	85,000	86,585

		11,487,635

Basic Industry – 1.24%
Anglo American Capital 144A 4.75% 4/10/27 #	200,000	202,493
144A 4.875% 5/14/25 #	200,000	205,099
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	200,000	211,100
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	200,000	194,930
Builders FirstSource 144A 5.625% 9/1/24 #	105,000	105,919
Cydsa 144A 6.25% 10/4/27 #	200,000	199,250
Dow Chemical 8.55% 5/15/19	611,000	648,660
Freeport-McMoRan 6.875% 2/15/23	150,000	161,625
Georgia-Pacific 8.00% 1/15/24	290,000	359,496
Mexichem 144A 5.50% 1/15/48 #	200,000	186,750
Mosaic 5.625% 11/15/43	65,000	68,090
OCP 144A 4.50% 10/22/25 #	200,000	197,505
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	196,367
Standard Industries 144A 5.00% 2/15/27 #	170,000	165,442
US Concrete 6.375% 6/1/24	50,000	52,125
WestRock 144A 3.00% 9/15/24 #	55,000	52,635

		3,207,486

Capital Goods – 1.01%
Allegion US Holding 3.20% 10/1/24	180,000	175,034
BWAY Holding 144A 5.50% 4/15/24 #	145,000	146,269
Carlisle 3.75% 12/1/27	270,000	262,349
CCL Industries 144A 3.25% 10/1/26 #	85,000	78,833

30

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
CRH America Finance 144A 3.95% 4/4/28 #	200,000	$199,637
Crown Americas 144A 4.75% 2/1/26 #	16,000	15,520
Eaton 3.103% 9/15/27	325,000	306,159
General Electric 2.10% 12/11/19	25,000	24,573
5.55% 5/4/20	75,000	78,545
6.00% 8/7/19	145,000	150,335
Leggett & Platt 3.50% 11/15/27	255,000	245,613
Lennox International 3.00% 11/15/23	245,000	238,931
Martin Marietta Materials 3.50% 12/15/27	45,000	42,941
Northrop Grumman 2.55% 10/15/22	85,000	82,434
3.25% 8/1/23	65,000	64,619
Nvent Finance 144A 4.55% 4/15/28 #	150,000	150,888
Waste Management 3.15% 11/15/27	360,000	343,469

		2,606,149

Consumer Cyclical – 0.45%
Daimler Finance North
America 144A 3.35% 2/22/23 #	175,000	174,443
General Motors Financial 3.45% 4/10/22	270,000	267,964
5.25% 3/1/26	15,000	15,860
Hyundai Capital America 144A 3.00% 3/18/21 #	45,000	44,489
JD.com 3.125% 4/29/21	200,000	196,271
Marriott International 4.50% 10/1/34	20,000	20,434
MGM Resorts International 4.625% 9/1/26	50,000	48,000
Penn National Gaming 144A 5.625% 1/15/27 #	160,000	154,000
Royal Caribbean Cruises 3.70% 3/15/28	180,000	172,776
Scientific Games International 10.00% 12/1/22	75,000	81,047

		1,175,284

Consumer Non-Cyclical – 1.96%
AbbVie 2.50% 5/14/20	970,000	957,820
4.45% 5/14/46	30,000	29,900

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Anheuser-Busch InBev Finance 2.65% 2/1/21	1,240,000	$1,230,911
Atento Luxco 1 144A 6.125% 8/10/22 #	60,000	61,163
BAT Capital 144A 3.222% 8/15/24 #	545,000	525,965
Becton Dickinson & Co. 3.363% 6/6/24	245,000	236,037
Biogen 5.20% 9/15/45	50,000	54,713
Boston Scientific 4.00% 3/1/28	105,000	105,116
Celgene 3.90% 2/20/28	275,000	269,835
CVS Health 3.35% 3/9/21	115,000	115,686
3.70% 3/9/23	100,000	100,418
4.10% 3/25/25	120,000	120,924
4.30% 3/25/28	115,000	115,939
HCA 5.375% 2/1/25	90,000	90,450
Hill-Rom Holdings 144A 5.00% 2/15/25 #	110,000	109,587
JBS USA 144A 6.75% 2/15/28 #	40,000	38,450
Mylan 144A 4.55% 4/15/28 #	80,000	80,017
New York and Presbyterian Hospital 4.063% 8/1/56	90,000	89,314
Pernod Ricard 144A 4.45% 1/15/22 #	150,000	155,819
Post Holdings 144A 5.00% 8/15/26 #	145,000	138,113
Rede D’or Finance 144A 4.95% 1/17/28 #	200,000	190,375
Tenet Healthcare 144A 5.125% 5/1/25 #	40,000	38,600
Thermo Fisher Scientific 3.00% 4/15/23	195,000	190,501
Universal Health Services 144A 5.00% 6/1/26 #	25,000	25,250

		5,070,903

Energy – 1.72%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	194,755
Ecopetrol 5.875% 9/18/23	35,000	37,537
Enbridge 3.70% 7/15/27	205,000	196,756
6.00% 1/15/77 µ	65,000	64,350
6.25% 3/1/78 µ	50,000	49,624
Energy Transfer Partners 4.75% 1/15/26	35,000	35,425

(continues)	31

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Energy Transfer Partners
6.125% 12/15/45	125,000	$129,976
6.625%µy	150,000	142,969
9.70% 3/15/19	95,000	100,778
Gulfport Energy
6.00% 10/15/24	75,000	71,531
6.625% 5/1/23	35,000	35,525
Hilcorp Energy I 144A 5.00% 12/1/24 #	110,000	108,900
Kinder Morgan 4.30% 3/1/28	215,000	214,547
MPLX
4.50% 4/15/38	95,000	93,463
4.70% 4/15/48	115,000	113,009
4.875% 12/1/24	225,000	236,152
Murphy Oil 6.875% 8/15/24	125,000	130,625
Noble Energy
3.85% 1/15/28	240,000	236,286
5.05% 11/15/44	60,000	62,845
ONEOK 7.50% 9/1/23	230,000	268,247
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	206,827
Petrobras Global Finance
144A 5.299% 1/27/25 #	58,000	57,347
7.375% 1/17/27	55,000	59,647
Rio Energy 144A 6.875% 2/1/25 #	150,000	148,500
Sabine Pass Liquefaction
5.625% 3/1/25	100,000	107,546
5.75% 5/15/24	160,000	172,370
5.875% 6/30/26	165,000	180,529
Shell International Finance 2.875% 5/10/26	85,000	81,955
Southwestern Energy 6.70% 1/23/25	80,000	78,000
Targa Resources Partners
5.125% 2/1/25	35,000	34,956
5.375% 2/1/27	65,000	65,000
Tecpetrol 144A 4.875% 12/12/22 #	115,000	112,556
Tengizchevroil Finance Co.
International 144A
4.00% 8/15/26 #	200,000	191,650
Transcanada Trust 5.875% 8/15/76 µ	75,000	78,375
Transcontinental Gas Pipe
Line 144A
4.00% 3/15/28 #	145,000	141,788

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Woodside Finance 144A 8.75% 3/1/19 #	145,000	$152,888
YPF 144A 27.125%
(BADLARPP + 4.00%)
7/7/20 #●	90,000	72,450

		4,465,684

Financials – 0.63%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	200,000	216,750
AerCap Ireland Capital 3.65% 7/21/27	300,000	281,289
Air Lease
3.00% 9/15/23	130,000	124,665
3.625% 4/1/27	295,000	281,611
Aviation Capital Group
144A 3.50% 11/1/27 #	170,000	159,713
144A 6.75% 4/6/21 #	35,000	38,523
Charles Schwab 3.20% 1/25/28	35,000	33,604
E*TRADE Financial
3.80% 8/24/27	95,000	92,359
5.875%µy	120,000	123,000
Jefferies Group
4.15% 1/23/30	55,000	51,352
6.45% 6/8/27	50,000	56,549
6.50% 1/20/43	45,000	49,996
Lazard Group
3.625% 3/1/27	15,000	14,606
3.75% 2/13/25	100,000	98,505

		1,622,522

Insurance – 0.49%
AXIS Specialty Finance 4.00% 12/6/27	125,000	120,711
Berkshire Hathaway Finance 2.90% 10/15/20	145,000	145,935
MetLife
6.40% 12/15/36	20,000	21,975
144A 9.25% 4/8/38 #	400,000	546,000
Nuveen Finance 144A 2.95% 11/1/19 #	85,000	84,815
Prudential Financial 5.375% 5/15/45 µ	85,000	87,231
Voya Financial 144A 4.70% 1/23/48 #µ	95,000	86,529
XLIT
4.179% (LIBOR03M +
2.458%)y●	70,000	69,650

32

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance (continued)
XLIT 5.50% 3/31/45	90,000	$98,920

		1,261,766

Media – 0.38%
CCO Holdings 144A 5.75% 2/15/26 #	60,000	59,851
144A 5.875% 5/1/27 #	35,000	35,087
Discovery Communications 3.95% 3/20/28	75,000	72,086
5.20% 9/20/47	45,000	44,997
Nexstar Broadcasting 144A 5.625% 8/1/24 #	120,000	117,864
Sinclair Television Group 144A 5.125% 2/15/27 #	80,000	74,600
Sirius XM Radio 144A 5.375% 7/15/26 #	100,000	99,000
Time Warner Cable 7.30% 7/1/38	250,000	299,798
Time Warner Entertainment 8.375% 3/15/23	150,000	178,157

		981,440

Real Estate – 0.84%
Alexandria Real Estate Equities 3.45% 4/30/25	85,000	82,310
American Tower 3.60% 1/15/28	145,000	137,853
American Tower Trust I 144A 3.07% 3/15/23 #	145,000	143,299
Corporate Office Properties 3.60% 5/15/23	80,000	78,404
5.25% 2/15/24	105,000	110,514
Crown Castle International 3.80% 2/15/28	25,000	24,076
5.25% 1/15/23	105,000	111,660
CubeSmart 3.125% 9/1/26	80,000	74,455
Education Realty Operating Partnership 4.60% 12/1/24	100,000	101,547
ESH Hospitality 144A 5.25% 5/1/25 #	45,000	43,889
Goodman US Finance Three 144A 3.70% 3/15/28 #	40,000	38,491
Hospitality Properties Trust 4.50% 3/15/25	95,000	96,074
Host Hotels & Resorts 3.75% 10/15/23	70,000	69,252
3.875% 4/1/24	50,000	49,428
4.50% 2/1/26	55,000	55,738

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Real Estate (continued)
Hudson Pacific Properties 3.95% 11/1/27	50,000	$47,985
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	100,000	96,125
Kilroy Realty 3.45% 12/15/24	85,000	82,557
Life Storage 3.875% 12/15/27	15,000	14,465
LifeStorage 3.50% 7/1/26	90,000	86,081
MGM Growth Properties Operating Partnership 4.50% 9/1/26	100,000	96,000
Regency Centers 3.60% 2/1/27	15,000	14,396
SBA Communications 4.875% 9/1/24	75,000	73,781
UDR 4.00% 10/1/25	355,000	356,914
WP Carey 4.60% 4/1/24	80,000	82,069

		2,167,363

Services – 0.05%
Prime Security Services Borrower 144A 9.25% 5/15/23 #	77,000	83,641
United Rentals North America 5.875% 9/15/26	45,000	46,969

		130,610

Technology – 0.58%
Analog Devices 2.95% 1/12/21	90,000	89,747
Apple 2.75% 1/13/25	265,000	255,143
Baidu 4.375% 3/29/28	200,000	200,677
Broadcom 3.50% 1/15/28	110,000	103,533
Dell International 144A 6.02% 6/15/26 #	185,000	199,436
First Data 144A 5.75% 1/15/24 #	100,000	101,000
NXP 144A 4.125% 6/1/21 #	200,000	202,500
Oracle 2.40% 9/15/23	70,000	67,072
3.80% 11/15/37	95,000	93,991
Tencent Holdings 144A 3.925% 1/19/38 #	200,000	190,070

		1,503,169

Telecommunications – 0.96%
AT&T 3.40% 8/14/24	360,000	362,151
3.90% 8/14/27	90,000	90,732
144A 4.30% 2/15/30 #	80,000	79,787

(continues)	33

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Telecommunications (continued)
Crown Castle Towers 144A 4.883% 8/15/20 #	455,000	$471,234
Deutsche Telekom International Finance 144A 1.95% 9/19/21 #	465,000	446,089
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,902
SBA Tower Trust 144A 2.898% 10/8/19 #	70,000	69,649
Sprint 7.875% 9/15/23	99,000	101,351
Sprint Spectrum 144A 4.738% 3/20/25 #	220,000	221,650
Verizon Communications 4.50% 8/10/33	335,000	339,737
VTR Finance 144A 6.875% 1/15/24 #	200,000	208,802

		2,490,084

Transportation – 0.47%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	188,660
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #◆	0	0
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ◆	70,292	68,887
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ◆	31,685	31,425
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ◆	37,125	36,824
FedEx 4.05% 2/15/48	125,000	117,637
Penske Truck Leasing 144A 2.70% 3/14/23 #	130,000	124,902
144A 3.30% 4/1/21 #	95,000	95,212
144A 4.20% 4/1/27 #	190,000	191,762
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	38,714	39,202
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	85,729	85,262
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	38,945	37,635
United Parcel Service 5.125% 4/1/19	190,000	195,218

		1,212,626

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities – 2.17%
AES
5.50% 4/15/25	30,000	$31,163
6.00% 5/15/26	80,000	84,600
AES Gener 144A 8.375% 12/18/73 #µ	200,000	209,000
Ameren Illinois 9.75% 11/15/18	290,000	302,068
American Transmission Systems 144A 5.25% 1/15/22 #	270,000	287,651
AmeriGas Partners 5.875% 8/20/26	105,000	103,163
Avangrid 3.15% 12/1/24	160,000	155,489
Cleveland Electric Illuminating 5.50% 8/15/24	90,000	100,006
CMS Energy 6.25% 2/1/20	500,000	527,262
ComEd Financing III 6.35% 3/15/33	160,000	171,600
DTE Energy 3.30% 6/15/22	205,000	205,075
Duke Energy 2.65% 9/1/26	375,000	342,654
Emera 6.75% 6/15/76 µ	175,000	189,875
Enel 144A 8.75% 9/24/73 #µ	200,000	237,750
Enel Finance International 144A 3.625% 5/25/27 #	200,000	190,720
Entergy Louisiana 4.00% 3/15/33	90,000	91,841
4.05% 9/1/23	115,000	117,765
4.95% 1/15/45	15,000	15,339
Exelon 3.95% 6/15/25	10,000	10,039
Great Plains Energy 4.85% 6/1/21	60,000	62,149
Kansas City Power & Light 3.65% 8/15/25	180,000	180,718
LG&E &KU Energy 4.375% 10/1/21	425,000	440,965
Mississippi Power 3.95% 3/30/28	95,000	95,719
National Rural Utilities Cooperative Finance 4.75% 4/30/43 µ	145,000	148,834
5.25% 4/20/46 µ	85,000	90,562
NV Energy 6.25% 11/15/20	115,000	124,171
Pennsylvania Electric 5.20% 4/1/20	10,000	10,344
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	192,793
Public Service Co. of New Hampshire 3.50% 11/1/23	95,000	96,017

34

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities (continued)
Public Service Co. of Oklahoma 5.15% 12/1/19	385,000	$398,292
Sempra Energy 2.90% 2/1/23	205,000	200,693
Southwestern Electric Power 3.85% 2/1/48	150,000	142,811
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	50,000	50,362

		5,607,490

Total Corporate Bonds (cost $45,780,810)		44,990,211

Loan Agreements – 1.17%

CityCenter Holdings Tranche B 1st Lien 4.377% (LIBOR03M + 2.50%) 4/18/24 ●	249,372	250,794
First Data 1st Lien 4.122% (LIBOR03M + 2.25%) 4/26/24 ●	321,164	322,050
Flying Fortress Holdings 4.052% (LIBOR03M + 1.75%) 10/30/22 ●	345,000	346,817
HCA 3.398% (LIBOR03M + 1.75%) 3/18/23 ●	261,491	262,892
Houghton International 1st Lien 4.877% (LIBOR03M + 3.00%) 12/20/19 ●	620,613	622,164
Republic of Angola 8.032% (LIBOR06M + 6.25%) 12/16/23 =●	191,250	174,037
Sprint Communications Tranche B 1st Lien 4.438% (LIBOR03M + 2.50%) 2/2/24 ●	292,050	292,461
Stars Group Holdings Tranche B 1st Lien 5.802% (LIBOR03M + 3.50%) 8/1/21 ●	249,359	250,902
UPC Financing Partnership Tranche AR 1st Lien 4.277% (LIBOR03M + 2.50%) 1/15/26 ●	250,000	251,071
Zekelman Industries 1st Lien 4.999% (LIBOR03M + 2.75%) 6/14/21 ●	249,369	251,021

Total Loan Agreements (cost $3,007,959)		3,024,209

	Principal amount°	Value (US $)

Municipal Bonds – 0.27%

Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	125,000	$187,511
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	80,000	122,120
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	70,000	100,446
Oregon State Taxable Pension 5.892% 6/1/27	200,000	236,452
South Carolina Public Service Authority Series D 4.77% 12/1/45	40,000	43,638

Total Municipal Bonds (cost $663,266)		690,167

Non-Agency Asset-Backed Securities – 1.74%

American Express Credit Account Master Trust Series 2017-2 A 2.227% (LIBOR01M + 0.45%) 9/16/24 ●	200,000	201,812
Series 2017-5 A 2.157% (LIBOR01M + 0.38%) 2/18/25 ●	845,000	850,650
Avis Budget Rental Car Funding AESOP Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	199,229
CNH Equipment Trust Series 2016-B A2B 2.177% (LIBOR01M + 0.40%) 10/15/19 ●	1,631	1,631
Discover Card Execution Note Trust Series 2014-A1 A1 2.207% (LIBOR01M + 0.43%, Floor 0.43%) 7/15/21 ●	200,000	200,487
Series 2017-A5 A5 2.377% (LIBOR01M + 0.60%) 12/15/26 ●	100,000	100,858
Golden Credit Card Trust Series 2014-2A A 144A 2.227% (LIBOR01M + 0.45%) 3/15/21 #●	100,000	100,239
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	139,500	135,966

(continues)	35

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 2.357% (LIBOR01M + 0.58%) 5/15/20 #●	100,000	$100,060
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 3.222% (LIBOR01M + 1.35%) 9/27/21 #●	60,000	60,273
New Residential Mortgage Loan Trust Series 2017-6A A1 144A 4.00% 8/27/57 #●	90,204	91,582
Nissan Master Owner Trust Receivables Series 2017-B A 2.207% (LIBOR01M + 0.43%) 4/18/22 ●	1,000,000	1,004,294
PFS Financing Series 2018-A A 144A 2.177% (LIBOR01M + 0.40%) 2/15/22 #●	100,000	99,997
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	55,145	54,709
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	60,392	59,743
Series 2017-1 A1 144A 2.75% 10/25/56 #●	77,075	76,220
Series 2017-2 A1 144A 2.75% 4/25/57 #●	82,176	81,578
Series 2018-1 A1 144A 3.00% 1/25/58 #●	98,249	97,725
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	1,000,000	988,724

Total Non-Agency Asset-Backed Securities (cost $4,514,275)		4,505,777

Non-Agency Collateralized Mortgage Obligations – 0.53%

Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	1,384	1,314
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	36,718	36,674

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	49,210	$52,212
Series 2014-2 B1 144A 3.424% 6/25/29 #●	71,120	70,506
Series 2014-2 B2 144A 3.424% 6/25/29 #●	71,120	70,050
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,070
Series 2015-1 B1 144A 2.717% 12/25/44 #●	194,984	194,192
Series 2015-4 B1 144A 3.624% 6/25/45 #●	93,895	92,285
Series 2015-4 B2 144A 3.624% 6/25/45 #●	93,895	90,416
Series 2015-5 B2 144A 2.889% 5/25/45 #●	96,250	94,640
Series 2015-6 B1 144A 3.616% 10/25/45 #●	93,477	91,127
Series 2015-6 B2 144A 3.616% 10/25/45 #●	93,477	88,856
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A 3.75% 11/25/56 #●	73,710	74,404
Series 2017-1A A1 144A 4.00% 2/25/57 #●	76,757	78,251
Series 2017-2A A4 144A 4.00% 3/25/57 #●	76,561	77,485
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	32,744	32,667
Series 2015-1 B2 144A 3.875% 1/25/45 #●	41,633	41,969
Series 2017-4 A1 144A 3.50% 7/25/47 #●	88,991	88,224
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 4.045% 4/25/36 ●	11,686	11,077

Total Non-Agency Collateralized Mortgage Obligations (cost $1,381,279)		1,386,419

Non-Agency Commercial Mortgage-Backed Securities – 2.32%

Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 ●	240,000	240,037

36

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Banc of America Commercial Mortgage Trust Series 2017-BNK3 C 4.352% 2/15/50 ●	240,000	$240,177
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	115,000	116,593
Series 2015-GC27 A5 3.137% 2/10/48	135,000	132,756
Series 2016-P3 A4 3.329% 4/15/49	95,000	93,974
Series 2017-C4 A4 3.471% 10/12/50	125,000	123,869
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	95,000	93,892
Series 2014-CR19 A5 3.796% 8/10/47	70,000	71,796
Series 2014-CR20 AM 3.938% 11/10/47	215,000	219,413
Series 2015-3BP A 144A 3.178% 2/10/35 #	300,000	295,599
Series 2015-CR23 A4 3.497% 5/10/48	150,000	150,343
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	175,000	172,557
Series 2016-C3 A5 2.89% 9/10/49	210,000	200,303
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.699% 11/10/46 #●	130,000	137,158
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	101,053
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	199,419
GS Mortgage Securities Corp. II
Series 2018-GS9 A4 3.992% 3/10/51	500,000	516,647
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	150,000	154,761
Series 2015-GC32 A4 3.764% 7/10/48	70,000	71,388
Series 2017-GS6 A3 3.433% 5/10/50	350,000	347,221

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	480,000	$489,715
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	185,000	180,113
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.548% 8/12/37 ●	40,000	40,476
Series 2013-LC11 B 3.499% 4/15/46	85,000	83,491
Series 2015-JP1 A5 3.914% 1/15/49	85,000	87,487
Series 2016-JP2 A4 2.822% 8/15/49	120,000	113,865
Series 2016-JP3 B 3.397% 8/15/49 ●	40,000	38,441
Series 2016-WIKI A 144A 2.798% 10/5/31 #	50,000	49,294
Series 2016-WIKI B 144A 3.201% 10/5/31 #	80,000	79,079
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	102,412	81,138
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	90,000	91,846
Series 2015-C23 A4 3.719% 7/15/50	285,000	289,469
Series 2015-C26 A5 3.531% 10/15/48	120,000	120,377
Series 2016-C29 A4 3.325% 5/15/49	85,000	83,941
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	200,000	189,881
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	165,000	166,120
Series 2016-BNK1 A3 2.652% 8/15/49	140,000	131,393

Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,232,486)		5,995,082

(continues)	37

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (US $)

Regional Bonds – 0.06%Δ

Australia – 0.06%
Queensland Treasury 144A 2.75% 8/20/27 #	AUD	161,000	$120,259
144A 3.25% 7/21/28 #	AUD	39,000	30,268

			150,527

Total Regional Bonds (cost $150,450)			150,527

Sovereign Bonds – 0.79%Δ

Argentina – 0.02%
Argentine Republic Government International Bond 5.625% 1/26/22		45,000	45,765

			45,765

Australia – 0.07%
Australia Government Bond 3.75% 4/21/37	AUD	205,000	174,926

			174,926

Azerbaijan – 0.05%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		150,000	126,370

			126,370

Bermuda – 0.07%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		200,000	196,000

			196,000

Japan – 0.41%
Japan Bank For International Cooperation 2.514% (LIBOR03M + 0.57%) 2/24/20 ●		1,060,000	1,067,530

			1,067,530

Mongolia – 0.08%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		200,000	197,825

			197,825

New Zealand – 0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	29,000	23,938

			23,938

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A 5.75% 1/18/22 #		200,000	$202,711

			202,711

Total Sovereign Bonds (cost $2,060,292)			2,035,065

Supranational Banks – 0.01%

International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	22,000	16,912
International Finance 3.625% 5/20/20	NZD	13,000	9,629

Total Supranational Banks (cost $26,384)			26,541

US Treasury Obligations – 2.90%

US Treasury Bond 3.00% 2/15/48		250,000	250,919
US Treasury Floating Rate Note 1.748% (USBMMY03M + 0.00%) 1/31/20 ●		5,875,000	5,869,200
US Treasury Notes 2.625% 2/28/23		910,000	912,558
2.75% 2/15/28		485,000	484,948

Total US Treasury Obligations (cost $7,509,075)			7,517,625

	Number of shares

Preferred Stock – 0.53%

General Electric 5.00% µy		191,000	189,329
Henkel & Co. 1.52%		1,090	143,284
Integrys Holding 6.00% µ		3,550	93,631
Morgan Stanley 5.55% µy		25,000	25,807
US Bancorp 3.50% (LIBOR03M + 1.02%) y●		600	553,500
USB Realty 144A 2.867% (LIBOR03M + 1.147%) #y●		100,000	90,375
Vedanta 7.50%		103,816	15,838
Volkswagen 1.26%		1,250	249,142

Total Preferred Stock (cost $1,167,149)			1,360,906

38

	Principal amount°	Value (US $)

Short-Term Investments – 3.41%

Discount Note – 0.45%≠
Federal Home Loan Bank
0.80% 4/3/18	1,160,920	$1,160,867

		1,160,867

Repurchase Agreements – 1.88%
Bank of America Merrill Lynch 1.71%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $702,304 (collateralized by US government obligations 1.50%–3.75% 11/15/18–8/15/44; market value $716,214)	702,170	702,170
Bank of Montreal 1.60%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $2,106,885 (collateralized by US government obligations 0.00%–2.875% 8/16/18–8/15/47; market value $2,148,641)	2,106,511	2,106,511
BNP Paribas 1.75%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $2,071,342 (collateralized by US government obligations 0.00%–3.625% 5/31/18–11/15/45; market value $2,112,358)	2,070,939	2,070,939

		4,879,620

US Treasury Obligations – 1.08%≠
US Treasury Bills 1.007% 4/5/18	1,376,789	1,376,603
1.35% 4/12/18	1,408,886	1,408,248

		2,784,851

Total Short-Term Investments (cost $8,825,194)		8,825,338

Total Value of Securities – 103.08% (cost $222,283,528)		$266,746,622

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2018, the aggregate value of Rule 144A securities was $27,185,597, which represents 10.51% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❖	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

(continues)	39

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(240,728)	USD	184,853	5/18/18	$—	$(49)
BNYM	AUD	(600)	USD	460	4/3/18	—	(1)
BNYM	EUR	(257,696)	USD	318,376	4/3/18	1,183	—
BNYM	HKD	243,460	USD	(31,027)	4/3/18	—	—
BNYM	HKD	389,437	USD	(49,626)	4/4/18	7	—
BNYM	NOK	(1,036,814)	USD	132,320	4/4/18	29	—

Total Foreign Currency Exchange Contracts						$1,219	$(50)

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation
(14) Long Gilt	$(2,412,430)	$(2,367,788)	6/28/18	$(44,642)
(58) US Treasury 5 yr Notes	(6,638,734)	(6,616,367)	7/2/18	(22,367)
(108) US Treasury 10 yr Notes	(13,083,188)	(12,987,320)	6/20/18	(95,868)
(15) US Treasury 10 yr Ultra Notes	(1,947,891)	(1,907,184)	6/21/18	(40,707)
(18) US Treasury Long Bond	(2,639,250)	(2,578,449)	6/21/18	(60,801)

Total Futures Contracts		$(26,457,108)		$(264,385)

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due to Broker
Centrally Cleared/Protection Purchased:
CDX.NA.HY.28[5] 6/20/22-Quarterly	3,192,750	5.00%	$(227,995)	$(179,189)	$(48,806)	$(12,059)
Over-The-Counter/Protection Purchased:
HSBC-CDX.EM.29[6] 6/20/23-Quarterly	2,750,000	1.00%	49,387	50,610	(1,223)	—

Total CDS Contracts			$(178,608)	$(128,579)	$(50,029)	$(12,059)

40

IRS Contracts7

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate / Floating Rate)	Notional Amount[3]	Fixed / Floating Interest Rate Paid (Received)[8]	Value	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due to Broker
Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/ Quarterly)	2,105,000	2.066%/(1.694%)	$49,459	$49,459	$—	$(753)
7 yr IRS 6/14/24-(Semiannually/ Quarterly)	6,405,000	1.993%/(2.107%)	265,421	265,421	—	(5,385)
7 yr IRS 2/5/25-(Semiannually/ Quarterly)	8,910,000	2.733%/(1.787%)	(6,968)	—	(6,968)	(10,122)
10 yr IRS 6/27/27-(Semiannually/ Quarterly)	4,615,000	2.117%/(2.292%)	246,852	246,852	—	(7,529)
30 yr IRS 6/27/47-(Semiannually/ Quarterly)	430,000	2.388%/(2.292%)	39,333	39,333	—	(1,843)

Total IRS Contracts			$594,097	$601,065	$(6,968)	$(25,632)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(91,445).

5Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.

7An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

8Rates reset based on LIBOR03M.

(continues)	41

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BB – Barclays Bank

BNP – BNP Paribas

BNYM – BNY Mellon

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HKD – Hong Kong Dollar

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange

IRS – Interest Rate Swap

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSCI – Morgan Stanley Capital International

NOK – Norwegian Krone

NZD – New Zealand Dollar

PJSC – Private Joint Stock Company

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

TBA – To be announced

USBMMY03M – US Treasury 3 Months Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

42

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

March 31, 2018

	Number of shares	Value (US $)

Common Stock – 35.93%

US Markets – 19.73%
Consumer Discretionary – 1.64%
Amazon.com †	55	$79,604
American Eagle Outfitters	500	9,965
Aramark	675	26,703
BorgWarner	585	29,385
Cheesecake Factory	450	21,699
Chuy’s Holdings †	555	14,541
Cinemark Holdings	360	13,561
Comcast Class A	965	32,974
Del Frisco’s Restaurant Group †	660	10,065
Dollar General	853	79,798
Dollar Tree †	1,400	132,860
Domino’s Pizza	249	58,156
Five Below †	310	22,735
Home Depot	425	75,752
Jack in the Box	275	23,466
Liberty Global Class A †	540	16,907
Liberty Global Class C †	2,347	71,419
Liberty Interactive Corp. QVC Group Class A †	2,748	69,167
Lowe’s	1,600	140,400
Malibu Boats Class A †	665	22,085
NIKE Class B	535	35,545
Starbucks	595	34,445
Steven Madden	882	38,720
Tenneco	520	28,532
Toll Brothers	435	18,814
Tractor Supply	240	15,125
TripAdvisor †	1,455	59,495
Walt Disney	485	48,713

		1,230,631

Consumer Staples – 0.71%
Archer-Daniels-Midland	3,500	151,795
Casey’s General Stores	245	26,894
CVS Health	2,100	130,641
General Mills	530	23,882
J&J Snack Foods	167	22,806
Mondelez International	3,273	136,582
PepsiCo	250	27,287
Pinnacle Foods	295	15,959

		535,846

Energy – 1.36%
Carrizo Oil & Gas †	1,215	19,440
Chevron	1,670	190,447
ConocoPhillips	2,500	148,225

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Energy (continued)
EOG Resources	385	$40,529
Halliburton	3,960	185,882
Keane Group †	1,010	14,948
Marathon Oil	9,360	150,977
Occidental Petroleum	2,515	163,374
Pioneer Energy Services †	3,090	8,343
Pioneer Natural Resources	275	47,239
SRC Energy †	3,005	28,337
Superior Energy Services †	1,085	9,147
US Silica Holdings	470	11,994

		1,018,882

Financials – 2.53%
Allstate	1,500	142,200
American Equity Investment Life Holding	570	16,735
Bank of New York Mellon	2,700	139,131
BB&T	2,800	145,712
BlackRock	100	54,172
Bryn Mawr Bank	255	11,207
Capital One Financial	340	32,579
CenterState Bank	605	16,051
Charles Schwab	1,698	88,670
City Holding	255	17,483
CME Group	376	60,814
CoBiz Financial	810	15,876
Comerica	380	36,453
East West Bancorp	520	32,521
Essent Group †	735	31,282
Evercore Class A	315	27,468
FCB Financial Holdings Class A †	370	18,907
First Bancorp (North Carolina)	450	16,043
First Interstate BancSystem	545	21,555
Great Western Bancorp	715	28,793
Hope Bancorp	1,430	26,012
Houlihan Lokey	220	9,812
Independent Bank	250	17,887
Independent Bank Group	295	20,857
Infinity Property & Casualty	145	17,168
Intercontinental Exchange	1,654	119,948
Invesco	1,020	32,650
JPMorgan Chase & Co.	830	91,275
KeyCorp	2,380	46,529
MainSource Financial Group	430	17,479
Marsh & McLennan	1,800	148,662

(continues)	43

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Financials (continued)
MGIC Investment †	3,640	$47,320
Old National Bancorp	1,370	23,153
Primerica	300	28,980
Prudential Financial	245	25,370
Raymond James Financial	310	27,717
Reinsurance Group of America	105	16,170
Selective Insurance Group	435	26,405
State Street	295	29,420
Sterling Bancorp	1,140	25,707
Stifel Financial	460	27,246
Travelers	160	22,218
Umpqua Holdings	1,140	24,407
United Bankshares	509	17,942
US Bancorp	550	27,775
WSFS Financial	580	27,782

		1,899,543

Healthcare – 3.00%
Abbott Laboratories	3,165	189,647
AbbVie	325	30,761
Adamas Pharmaceuticals †	760	18,164
Allergan	359	60,416
Biogen †	301	82,420
Brookdale Senior Living †	3,025	20,298
Cardinal Health	2,100	131,628
Catalent †	695	28,537
Celgene †	275	24,533
Cigna	185	31,032
Clovis Oncology †	410	21,648
CONMED	550	34,831
CryoLife †	1,281	25,684
DENTSPLY SIRONA	1,154	58,058
DexCom †	390	28,922
Edwards Lifesciences †	190	26,509
Eli Lilly & Co.	305	23,598
Encompass Health	540	30,872
Exact Sciences †	565	22,786
Express Scripts Holding †	2,290	158,193
Illumina †	213	50,357
IQVIA Holdings †	920	90,261
Johnson & Johnson	1,540	197,351
Ligand Pharmaceuticals Class B †	185	30,555
Medicines †	685	22,564
Merck & Co.	3,110	169,402
Merit Medical Systems †	661	29,976

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Healthcare (continued)
Natera †	1,070	$9,919
NuVasive †	325	16,968
Pfizer	4,068	144,373
Prestige Brands Holdings †	566	19,086
Quest Diagnostics	1,400	140,420
Quidel †	730	37,821
Repligen †	650	23,517
Retrophin †	920	20,571
Spark Therapeutics †	230	15,316
Spectrum Pharmaceuticals †	320	5,149
TESARO †	190	10,857
Thermo Fisher Scientific	180	37,163
UnitedHealth Group	226	48,364
Vanda Pharmaceuticals †	1,505	25,359
Vertex Pharmaceuticals †	165	26,892
West Pharmaceutical Services	165	14,568
Wright Medical Group †	1,090	21,626

		2,256,972

Industrials – 1.86%
AAON	523	20,397
ABM Industries	750	25,110
Applied Industrial Technologies	415	30,253
ASGN †	310	25,383
Barnes Group	479	28,687
Casella Waste Systems †	1,070	25,017
Columbus McKinnon	645	23,117
Continental Building Products †	1,455	41,540
Eaton	290	23,174
ESCO Technologies	390	22,835
Federal Signal	1,065	23,451
FedEx	415	99,646
Gates Industrial †	565	9,893
Granite Construction	435	24,299
Hawaiian Holdings	275	10,643
Honeywell International	160	23,122
Ingersoll-Rand	160	13,682
Kadant	294	27,783
KeyW Holding †	790	6,209
Kforce	1,034	27,970
KLX †	390	27,713
Knight-Swift Transportation Holdings	561	25,812
Lockheed Martin	85	28,724
MasTec †	205	9,645
MYR Group †	665	20,495

44

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Industrials (continued)
Navigant Consulting †	905	$17,412
Nielsen Holdings	405	12,875
Northrop Grumman	400	139,648
Oshkosh	210	16,227
Parker-Hannifin	255	43,613
Raytheon	700	151,074
Rockwell Automation	60	10,452
Rockwell Collins	115	15,508
Southwest Airlines	450	25,776
Tetra Tech	555	27,167
Union Pacific	380	51,083
United Technologies	370	46,553
US Ecology	575	30,647
WageWorks †	356	16,091
Waste Management	1,700	143,004
Woodward	140	10,032

		1,401,762

Information Technology – 3.99%
Accenture Class A	220	33,770
Adobe Systems †	155	33,492
Alphabet Class A †	191	198,094
Alphabet Class C †	45	46,431
Analog Devices	270	24,605
Anixter International †	325	24,619
Apple	735	123,318
Applied Materials	1,450	80,635
Apptio Class A †	296	8,389
Arista Networks †	211	53,868
Belden	345	23,784
Broadcom	180	42,417
Brooks Automation	800	21,664
CA	4,228	143,329
Callidus Software †	1,350	48,533
Cisco Systems	4,250	182,283
Convergys	495	11,197
eBay †	2,299	92,512
Electronic Arts †	580	70,319
ExlService Holdings †	445	24,818
Facebook Class A †	290	46,339
GrubHub †	480	48,706
II-VI †	500	20,450
Intel	4,160	216,653
j2 Global	355	28,017
MACOM Technology Solutions Holdings †	446	7,404
Mastercard Class A	812	142,230

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Information Technology (continued)
MaxLinear Class A †	1,145	$26,049
Microsoft	2,802	255,739
NETGEAR †	415	23,738
Oracle	3,315	151,661
Paycom Software †	220	23,626
PayPal Holdings †	2,273	172,452
Plantronics	395	23,846
Proofpoint †	360	40,914
PTC †	255	19,893
Q2 Holdings †	405	18,448
salesforce.com †	290	33,727
Semtech †	755	29,483
ServiceNow †	80	13,236
Silicon Laboratories †	225	20,227
SS&C Technologies Holdings	470	25,211
Symantec	1,938	50,097
Take-Two Interactive Software †	834	81,549
Tyler Technologies †	155	32,699
Visa Class A	1,296	155,028

		2,995,499

Materials – 0.61%
Axalta Coating Systems †	425	12,831
Balchem	185	15,124
Boise Cascade	725	27,985
DowDuPont	2,614	166,538
Eastman Chemical	415	43,816
Kaiser Aluminum	290	29,261
Minerals Technologies	485	32,471
Neenah	445	34,888
Quaker Chemical	175	25,923
Venator Materials †	550	9,949
WestRock	500	32,085
Worthington Industries	580	24,894

		455,765

Real Estate – 3.28%
American Tower	380	55,229
Apartment Investment & Management	725	29,544
Armada Hoffler Properties	685	9,378
AvalonBay Communities	525	86,341
Boston Properties	700	86,254
Brandywine Realty Trust	2,425	38,509
Brixmor Property Group	970	14,793
Camden Property Trust	200	16,836
Cousins Properties	1,350	11,718

(continues)	45

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Real Estate (continued)
Crown Castle International	811	$88,894
DCT Industrial Trust	300	16,902
DDR	2,000	14,660
Douglas Emmett	1,550	56,978
EastGroup Properties	245	20,252
Equinix	110	45,995
Equity LifeStyle Properties	425	37,302
Equity Residential	3,800	234,156
Essex Property Trust	425	102,289
Extra Space Storage	375	32,760
Federal Realty Investment Trust	225	26,125
First Industrial Realty Trust	2,705	79,067
GGP	3,175	64,961
Gramercy Property Trust	1,171	25,446
Highwoods Properties	950	41,629
Host Hotels & Resorts	2,850	53,124
JBG SMITH Properties	475	16,012
Kilroy Realty	525	37,254
Kimco Realty	1,550	22,320
Kite Realty Group Trust	1,573	23,957
LaSalle Hotel Properties	425	12,329
Lexington Realty Trust	1,675	13,182
Liberty Property Trust	375	14,899
LTC Properties	125	4,750
Macerich	425	23,809
Mack-Cali Realty	1,070	17,880
Mid-America Apartment Communities	397	36,222
National Retail Properties	700	27,482
Omega Healthcare Investors	475	12,844
Pebblebrook Hotel Trust	1,280	43,968
Prologis	2,025	127,555
PS Business Parks	250	28,260
Public Storage	425	85,166
Ramco-Gershenson Properties Trust	3,450	42,642
Regency Centers	1,017	59,983
RLJ Lodging Trust	1,050	20,412
Sabra Health Care REIT	425	7,501
Simon Property Group	1,175	181,361
SL Green Realty	525	50,836
Spirit Realty Capital	2,225	17,266
Tanger Factory Outlet Centers	950	20,900
Taubman Centers	300	17,073
UDR	1,375	48,977
Urban Edge Properties	375	8,006

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Real Estate (continued)
Ventas	1,275	$63,151
Vornado Realty Trust	950	63,935
Welltower	425	23,133

		2,462,207

Telecommunication Services – 0.48%
AT&T	5,655	201,601
ATN International	405	24,146
Verizon Communications	2,800	133,896

		359,643

Utilities – 0.27%
Edison International	1,800	114,588
NorthWestern	590	31,742
South Jersey Industries	915	25,766
Spire	430	31,089

		203,185

Total US Markets (cost $9,518,491)		14,819,935

Developed Markets – 11.32%§
Consumer Discretionary – 2.14%
Bandai Namco Holdings	600	19,708
Bayerische Motoren Werke	1,275	138,681
Cie Generale des Etablissements Michelin	858	127,021
Denso	700	38,288
Donaco International	43,500	7,350
Industria de Diseno Textil	870	27,352
Kering	297	142,446
Luxottica Group	425	26,403
LVMH Moet Hennessy Louis Vuitton	90	27,736
Nitori Holdings	226	39,941
Oriental Land	500	51,055
Playtech	12,397	127,501
Publicis Groupe	669	46,584
Sekisui Chemical	1,800	31,397
Sodexo	250	25,162
Stanley Electric	900	33,241
Techtronic Industries	28,000	164,335
Toyota Motor	2,699	173,118
USS	1,200	24,247
Valeo	1,674	110,735
WPP	1,420	22,566
Yue Yuen Industrial Holdings	49,500	198,320

		1,603,187

Consumer Staples – 1.56%
Aeon	1,200	21,422

46

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Staples (continued)
Anheuser-Busch InBev	265	$29,136
Asahi Group Holdings	400	21,304
British American Tobacco	690	39,887
Carlsberg Class B	1,173	140,050
Chocoladefabriken Lindt & Spruengli	5	31,021
Coca-Cola Amatil	3,671	24,582
Coca-Cola European Partners	665	27,673
Coca-Cola HBC †	720	26,645
Diageo	900	30,438
Essity Class B †	1,060	29,376
Imperial Brands	2,765	94,147
Japan Tobacco	4,500	129,665
Jeronimo Martins	1,110	20,189
Koninklijke Ahold Delhaize	1,430	33,885
L’Oreal	250	56,465
Matsumotokiyoshi Holdings	2,400	101,499
Nestle	845	66,790
Reckitt Benckiser Group (United Kingdom)	255	21,524
Sundrug	600	27,715
Suntory Beverage & Food	600	29,153
Tate & Lyle	2,900	22,149
Treasury Wine Estates	2,050	26,784
Unilever	535	29,672
Unilever CVA	745	42,052
WH Group 144A #	26,500	28,394
Woolworths Group	1,130	22,936

		1,174,553

Energy – 0.36%
Caltex Australia	855	20,769
Galp Energia	1,555	29,325
Neste	395	27,494
Suncor Energy	2,200	75,972
TOTAL	2,073	118,824

		272,384

Financials – 1.61%
AIA Group	8,400	71,809
AXA	5,400	143,548
Banco Espirito Santo Class R =†	85,000	0
Banco Santander	7,764	50,818
Bank Leumi Le-Israel	5,700	34,431
DBS Group Holdings	1,600	33,796
ING Groep	8,269	139,541

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
Investec	3,900	$30,140
Mediobanca Banca di Credito Finanziario	1,530	17,987
Mitsubishi UFJ Financial Group	30,081	197,044
Nomura Holdings	6,400	37,009
Nordea Bank	14,601	156,230
Prudential	1,600	39,982
Standard Chartered	12,875	129,038
UniCredit †	6,234	130,298

		1,211,671

Healthcare – 1.36%
Astellas Pharma	3,000	45,505
Bayer	470	52,985
Fresenius SE & Co.	515	39,379
Indivior †	5,400	30,868
Koninklijke Philips	4,416	169,098
Lonza Group †	95	22,405
Merck	175	16,791
Novartis	2,012	162,732
Novo Nordisk Class B	1,300	63,942
Orion Class B	350	10,714
Roche Holding	395	90,612
Sanofi	923	74,062
Shire	3,838	191,017
Smith & Nephew	1,560	29,183
Sumitomo Dainippon Pharma	1,400	23,499

		1,022,792

Industrials – 2.35%
ABB	1,370	32,576
ANDRITZ	450	25,163
Ashtead Group	1,230	33,538
Brenntag	560	33,338
Cie de Saint-Gobain	600	31,683
Deutsche Post	4,962	217,332
East Japan Railway	1,125	104,269
Eiffage	210	23,917
Elbit Systems	140	16,857
Fraport Frankfurt Airport Services Worldwide	290	28,621
Fuji Electric	4,000	27,217
ITOCHU	12,737	247,366
Japan Airlines	800	32,194
Leonardo	6,303	72,895
Meggitt	14,471	87,789
MINEBEA MITSUMI	5,700	121,709
Mitsubishi Electric	1,700	27,184

(continues)	47

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Qantas Airways	5,500	$24,814
Rexel	3,054	51,734
Rolls-Royce Holdings †	1,800	22,007
Safran	345	36,615
Schneider Electric	370	32,583
Teleperformance	821	127,318
Tokyu	2,300	35,839
Vestas Wind Systems	276	19,748
Vinci	1,572	154,834
Volvo Class B	2,033	37,213
Wolters Kluwer	560	29,784
Yamato Holdings	1,000	25,079

		1,761,216

Information Technology – 0.75%
Amadeus IT Group	430	31,821
ASM Pacific Technology	2,300	32,403
ASML Holding (New York Shares)	230	45,669
Atos	235	32,197
CGI Group Class A †	2,032	117,187
Computershare	2,000	26,821
Fujitsu	4,000	24,615
Infineon Technologies	1,270	34,154
InterXion Holding †	435	27,018
Nice †	330	30,834
Sage Group	2,500	22,464
SAP	380	39,893
Seiko Epson	1,500	26,658
Tokyo Electron	200	37,620
Trend Micro	600	35,807

		565,161

Materials – 0.67%
Akzo Nobel	365	34,486
Alamos Gold	4,502	23,412
Anglo American	700	16,306
BlueScope Steel	2,000	23,530
Covestro 144A #	310	30,525
CRH	960	32,517
Daicel	2,600	28,393
Givaudan	16	36,501
Johnson Matthey	550	23,464
Kuraray	1,600	27,187
Norsk Hydro	3,450	20,464
Rio Tinto	2,136	108,389
Shin-Etsu Chemical	500	51,713

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Materials (continued)
South32	10,800	$27,142
Yamana Gold	5,653	15,620

		499,649

Real Estate – 0.13%
Azrieli Group	400	19,228
Daito Trust Construction	200	34,566
Klepierre	575	23,177
Mirvac Group	12,650	21,023

		97,994

Telecommunication Services – 0.31%
Nippon Telegraph & Telephone	2,944	135,573
Tele2 Class B	4,598	55,371
Vodafone Group	16,000	43,777

		234,721

Utilities – 0.08%
National Grid	2,213	24,911
Tokyo Gas	1,400	37,123

		62,034

Total Developed Markets (cost $6,147,426)		8,505,362

Emerging Markets – 4.88%❖
Consumer Discretionary – 0.32%
Arcos Dorados Holdings Class A	3,800	34,770
Astra International	65,600	34,886
B2W Cia Digital †	8,690	67,120
Ctrip.com International ADR †	600	27,972
Grupo Televisa ADR	1,825	29,127
Hyundai Motor	152	20,463
Woolworths Holdings	5,149	26,102

		240,440

Consumer Staples – 0.60%
Atacadao Distribuicao Comercio e Industria †	3,300	15,093
BRF ADR †	2,700	18,684
China Mengniu Dairy	14,000	48,315
Cia Brasileira de Distribuicao ADR	1,400	28,280
Cia Cervecerias Unidas ADR	600	17,646
Coca-Cola Femsa ADR	1,130	75,066
Fomento Economico Mexicano ADR	300	27,429
Lotte Chilsung Beverage	18	25,905
Lotte Confectionery	97	15,834

48

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets❖ (continued)
Consumer Staples (continued)
Tingyi Cayman Islands Holding	29,908	$62,040
Uni-President China Holdings	63,600	55,186
Wal-Mart de Mexico	8,690	22,112
X5 Retail Group GDR †	1,088	36,488

		448,078

Energy – 0.79%
China Petroleum & Chemical	33,350	29,584
Gazprom PJSC ADR	10,713	52,238
LUKOIL PJSC ADR	900	62,298
Petroleo Brasileiro ADR †	4,319	61,071
PTT	2,341	41,325
Reliance Industries GDR 144A #	11,579	314,905
Rosneft Oil PJSC GDR	6,215	34,138

		595,559

Financials – 0.68%
Akbank Turk	22,491	54,442
Banco Bradesco ADR	2,580	30,650
Banco Santander Brasil ADR	1,400	16,828
Banco Santander Mexico ADR	3,800	27,246
Grupo Financiero Banorte	4,100	25,062
ICICI Bank ADR	4,200	37,170
Industrial & Commercial Bank of China	53,000	46,189
Itau Unibanco Holding ADR	3,403	53,087
KB Financial Group ADR	827	47,916
Ping An Insurance Group Co. of China	3,500	36,087
Samsung Life Insurance	513	55,829
Sberbank of Russia PJSC	18,779	82,901

		513,407

Healthcare – 0.02%
Hypera	1,200	13,103

		13,103

Industrials – 0.05%
Gol Linhas Aereas Inteligentes ADR †	1,450	18,835
Lotte †	323	19,242

		38,077

Information Technology – 1.79%
Alibaba Group Holding ADR †	990	181,705
Baidu ADR †	275	61,377
Hon Hai Precision Industry	15,468	46,950

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets❖ (continued)
Information Technology (continued)
Mail.Ru Group GDR †	513	$17,871
MediaTek	8,000	93,425
NAVER	28	20,805
Samsung Electronics	111	256,282
SINA †	1,100	114,697
SK Hynix	615	46,908
Sohu.com †	1,800	55,656
Taiwan Semiconductor Manufacturing	14,034	119,128
Taiwan Semiconductor Manufacturing ADR	700	30,632
Tencent Holdings	4,400	236,190
Weibo ADR †	220	26,299
WNS Holdings ADR †	725	32,864

		1,340,789

Materials – 0.09%
Cemex ADR †	2,100	13,902
Cia de Minas Buenaventura ADR	2,100	31,983
Impala Platinum Holdings †	1,419	2,826
UltraTech Cement	305	18,564

		67,275

Real Estate – 0.05%
Etalon Group GDR 144A #	3,700	11,285
IRSA Inversiones y Representaciones ADR	800	18,920
UEM Sunrise †	30,859	8,058

		38,263

Telecommunication Services – 0.49%
America Movil Class L ADR	2,426	46,312
China Mobile	5,794	53,104
LG Uplus	1,820	20,917
Mobile TeleSystems PJSC ADR	1,400	15,946
SK Telecom	90	19,716
SK Telecom ADR	4,900	118,433
Telefonica Brasil ADR	1,750	26,880
TIM Participacoes ADR	1,600	34,672
Turkcell Iletisim Hizmetleri ADR	2,387	22,820
VEON ADR	3,322	8,770

		367,570

Total Emerging Markets (cost $2,538,476)		3,662,561

Total Common Stock (cost $18,204,393)		26,987,858

(continues)	49

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (US $)

Exchange-Traded Funds – 1.47%

iShares MSCI EAFE ETF	135	$9,407
iShares MSCI EAFE Growth ETF	910	73,137
iShares Russell 1000 Growth ETF	5,945	809,055
Vanguard FTSE Developed Markets ETF	210	9,293
Vanguard Mega Cap Growth ETF	890	99,894
Vanguard Russell 1000 Growth ETF	720	100,447

Total Exchange-Traded Funds (cost $897,089)		1,101,233

	Principal amount°

Agency Collateralized Mortgage Obligations – 11.37%

Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	9,190	10,557
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	4,810	5,273
Fannie Mae REMICs
Series 2008-15 SB 4.729% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	18,412	3,213
Series 2010-129 SM 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 11/25/40 S●	52,135	7,252
Series 2011-101 EI 3.50% 10/25/26 S	20,560	1,981
Series 2012-51 SA 4.629% (6.50% minus LIBOR01M, Cap 6.50%) 5/25/42 S●	48,599	10,674
Series 2012-98 IY 3.00% 9/25/27 S	112,227	10,461
Series 2012-98 KI 3.50% 7/25/27 S	35,134	3,454
Series 2012-98 MI 3.00% 8/25/31 S	71,849	8,204
Series 2012-99 AI 3.50% 5/25/39 S	150,936	16,555
Series 2012-118 AI 3.50% 11/25/37 S	300,591	33,763
Series 2012-120 CI 3.50% 12/25/31 S	106,878	11,033
Series 2012-120 WI 3.00% 11/25/27 S	39,280	3,858

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2012-121 ID 3.00% 11/25/27 S	60,637	$5,949
Series 2012-125 MI 3.50% 11/25/42 S	136,343	29,497
Series 2012-126 PI 3.50% 7/25/42 S	44,477	5,999
Series 2012-129 PZ 3.50% 12/25/42	34,942	34,334
Series 2012-137 EI 3.00% 12/25/27 S	135,050	12,221
Series 2012-137 QI 3.00% 12/25/27 S	136,285	13,904
Series 2012-137 WI 3.50% 12/25/32 S	58,281	9,652
Series 2012-139 NS 4.829% (6.70% minus LIBOR01M, Cap 6.70%) 12/25/42 S●	77,248	17,619
Series 2012-153 DI 3.50% 1/25/28 S	33,649	3,438
Series 2013-2 DA 2.00% 11/25/42	2,497	2,204
Series 2013-4 PL 2.00% 2/25/43	8,000	6,515
Series 2013-7 EI 3.00% 10/25/40 S	1,560,269	211,600
Series 2013-7 GP 2.50% 2/25/43	7,000	6,273
Series 2013-9 IO 3.00% 2/25/28 S	40,563	3,641
Series 2013-26 HI 3.00% 4/25/32 S	45,661	3,856
Series 2013-26 ID 3.00% 4/25/33 S	90,219	12,924
Series 2013-38 AI 3.00% 4/25/33 S	86,805	11,504
Series 2013-43 IX 4.00% 5/25/43 S	225,400	54,607
Series 2013-44 DI 3.00% 5/25/33 S	269,009	38,760
Series 2013-45 PI 3.00% 5/25/33 S	129,864	18,584
Series 2013-51 PI 3.00% 11/25/32 S	189,064	22,668
Series 2013-55 AI 3.00% 6/25/33 S	92,079	13,374
Series 2013-59 PY 2.50% 6/25/43	30,000	27,585
Series 2013-60 CI 3.00% 6/25/31 S	433,493	41,203

50

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-62 PY 2.50% 6/25/43	31,000	$27,468
Series 2013-64 KI 3.00% 2/25/33 S	433,790	59,375
Series 2013-69 IJ 3.00% 7/25/33 S	53,369	7,555
Series 2013-69 IO 3.00% 11/25/31 S	48,490	4,700
Series 2013-71 ZA 3.50% 7/25/43	30,695	30,783
Series 2013-75 JI 3.00% 9/25/32 S	72,480	9,125
Series 2013-83 LI 2.50% 8/25/28 S	70,314	6,161
Series 2014-25 DI 3.50% 8/25/32 S	46,892	5,762
Series 2014-36 ZE 3.00% 6/25/44	72,911	66,771
Series 2014-46 IK 3.00% 9/25/40 S	58,282	6,940
Series 2014-63 KI 3.50% 11/25/33 S	46,713	5,969
Series 2014-68 BS 4.279% (6.15% minus LIBOR01M, Cap 6.15%) 11/25/44 S●	133,066	25,442
Series 2014-90 SA 4.279% (6.15% minus LIBOR01M, Cap 6.15%) 1/25/45 S●	54,902	10,232
Series 2014-94 AI 3.00% 10/25/32 S	52,212	5,008
Series 2015-11 BI 3.00% 1/25/33 S	51,694	5,899
Series 2015-28 GI 3.50% 6/25/34 S	90,073	11,444
Series 2015-40 GZ 3.50% 5/25/45	12,145	12,016
Series 2015-44 Z 3.00% 9/25/43	94,137	90,430
Series 2015-53 KB 3.00% 1/25/45	12,000	11,399
Series 2015-71 PI 4.00% 3/25/43 S	411,375	68,512
Series 2015-87 TI 3.50% 11/25/35 S	65,818	10,725
Series 2015-89 EZ 3.00% 12/25/45	46,114	41,070
Series 2015-95 SH 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/46 S●	76,780	15,199
Series 2016-2 HI 3.00% 12/25/41 S	118,861	17,223

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2016-17 BI 4.00% 2/25/43 S	650,386	$106,630
Series 2016-20 DI 3.50% 4/25/31 S	80,607	10,674
Series 2016-33 DI 3.50% 6/25/36 S	72,050	10,836
Series 2016-33 EL 3.00% 6/25/46	135,000	123,029
Series 2016-54 PI 3.00% 2/25/44 S	128,483	14,386
Series 2016-60 LI 3.00% 9/25/46 S	88,509	13,611
Series 2016-61 ML 3.00% 9/25/46	6,000	5,620
Series 2016-62 IC 3.00% 3/25/43 S	74,449	8,694
Series 2016-62 SA 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	109,455	22,959
Series 2016-72 AZ 3.00% 10/25/46	125,516	115,619
Series 2016-74 GS 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	1,010,365	230,500
Series 2016-80 BZ 3.00% 11/25/46	167,981	147,509
Series 2016-80 CZ 3.00% 11/25/46	146,071	128,149
Series 2016-80 JZ 3.00% 11/25/46	15,650	14,204
Series 2016-90 CI 3.00% 2/25/45 S	908,385	137,897
Series 2016-95 IO 3.00% 12/25/46 S	1,522,223	275,827
Series 2016-95 US 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 12/25/46 S●	1,477,124	279,395
Series 2016-99 TI 3.50% 3/25/36 S	74,542	11,127
Series 2016-101 ZP 3.50% 1/25/47	10,447	10,116
Series 2017-6 NI 3.50% 3/25/46 S	90,382	16,273
Series 2017-8 BZ 3.00% 2/25/47	3,107	2,806
Series 2017-8 SG 4.129% (6.00% minus LIBOR01M, Cap 6.00%) 2/25/47 S●	91,278	18,339

(continues)	51

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2017-16 SM 4.179% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S●	88,035	$17,576
Series 2017-16 YT 3.00% 7/25/46	9,000	8,843
Series 2017-17 LI 3.00% 4/25/37 S	86,546	8,280
Series 2017-24 AI 3.00% 8/25/46 S	90,837	14,898
Series 2017-25 BL 3.00% 4/25/47	1,000	947
Series 2017-26 VZ 3.00% 4/25/47	10,304	9,365
Series 2017-27 EM 3.00% 4/25/47	12,000	11,251
Series 2017-28 Z 3.50% 4/25/47	12,427	12,266
Series 2017-40 GZ 3.50% 5/25/47	5,163	5,098
Series 2017-40 IG 3.50% 3/25/43 S	93,006	16,074
Series 2017-46 BI 3.00% 4/25/47 S	85,369	13,736
Series 2017-55 HY 3.00% 7/25/47	48,000	45,047
Series 2017-59 KI 3.00% 3/25/47 S	108,263	19,220
Series 2017-61 SB 4.279% (6.15% minus LIBOR01M, Cap 6.15%) 8/25/47 S●	1,577,959	325,460
Series 2017-61 TB 3.00% 8/25/44	3,000	2,828
Series 2017-64 JI 3.50% 7/25/42 S	106,534	13,429
Series 2017-66 QY 3.00% 9/25/43	9,000	8,680
Series 2017-67 BZ 3.00% 9/25/47	2,035	1,798
Series 2017-94 CZ 3.50% 11/25/47	5,073	4,986
Series 2017-96 EZ 3.50% 12/25/47	6,070	5,989
Series 2017-99 DZ 3.50% 12/25/47	9,105	8,714
Series 2017-99 IE 3.00% 12/25/47 S	98,691	20,010
Series 2017-108 AZ 3.50% 1/25/58	5,044	4,812
Series 2018-3 LY 3.00% 2/25/48	25,000	23,471

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2018-8 MU 3.00% 2/25/48	10,000	$9,417
Freddie Mac REMICs
Series 2708 ZD 5.50% 11/15/33	7,841	8,628
Series 3939 EI 3.00% 3/15/26 S	131,018	8,747
Series 4017 PI 3.00% 3/15/27 S	33,381	2,662
Series 4065 DE 3.00% 6/15/32	15,000	14,719
Series 4088 PI 3.00% 12/15/40 S	44,512	5,806
Series 4092 AI 3.00% 9/15/31 S	40,788	4,270
Series 4100 EI 3.00% 8/15/27 S	64,469	6,237
Series 4106 EI 3.50% 4/15/41 S	55,064	6,538
Series 4109 AI 3.00% 7/15/31 S	147,174	16,358
Series 4120 IK 3.00% 10/15/32 S	116,094	16,835
Series 4136 EZ 3.00% 11/15/42	14,638	14,167
Series 4146 IA 3.50% 12/15/32 S	59,034	9,339
Series 4152 GW 2.50% 1/15/43	4,000	3,557
Series 4159 NI 2.50% 7/15/42 S	57,808	5,494
Series 4161 IM 3.50% 2/15/43 S	60,816	13,901
Series 4181 DI 2.50% 3/15/33 S	55,796	7,011
Series 4184 GS 4.343% (6.12% minus LIBOR01M, Cap 6.12%) 3/15/43 S●	59,841	12,042
Series 4185 LI 3.00% 3/15/33 S	66,526	9,787
Series 4186 IE 3.00% 3/15/33 S	1,162,198	167,227
Series 4191 CI 3.00% 4/15/33 S	57,031	8,189
Series 4197 LZ 4.00% 4/15/43	10,952	11,471
Series 4206 DZ 3.00% 5/15/33	3,372	3,313
Series 4210 Z 3.00% 5/15/43	28,297	26,143

52

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4216 KI 3.50% 6/15/28 S	38,172	$3,930
Series 4223 HI 3.00% 4/15/30 S	271,643	22,156
Series 4342 CI 3.00% 11/15/33 S	55,094	6,866
Series 4366 DI 3.50% 5/15/33 S	153,272	20,995
Series 4433 DI 3.00% 8/15/32 S	554,995	55,546
Series 4435 DY 3.00% 2/15/35	73,000	71,816
Series 4448 TS 1.678% 5/15/40 S●	48,642	3,537
Series 4464 DA 2.50% 1/15/43	22,876	20,966
Series 4476 GI 3.00% 6/15/41 S	134,532	17,205
Series 4484 HI 3.00% 10/15/39 S	55,052	5,327
Series 4487 ZC 3.50% 6/15/45	244,395	235,707
Series 4518 CI 3.50% 6/15/42 S	220,634	27,460
Series 4527 CI 3.50% 2/15/44 S	67,515	11,898
Series 4531 PZ 3.50% 11/15/45	79,202	79,072
Series 4567 LI 4.00% 8/15/45 S	661,511	128,199
Series 4574 AI 3.00% 4/15/31 S	239,966	30,538
Series 4580 MI 3.50% 2/15/43 S	81,328	12,389
Series 4581 LI 3.00% 5/15/36 S	74,618	10,476
Series 4594 SG 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 6/15/46 S●	166,544	37,092
Series 4614 HB 2.50% 9/15/46	32,000	28,694
Series 4615 GW 2.50% 4/15/41	2,000	1,819
Series 4618 SA 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	87,779	20,268
Series 4623 IY 4.00% 10/15/46 S	91,685	19,759
Series 4623 LZ 2.50% 10/15/46	124,322	104,509

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4623 MW 2.50% 10/15/46	225,000	$203,200
Series 4623 WI 4.00% 8/15/44 S	121,694	21,475
Series 4629 KB 3.00% 11/15/46	120,000	112,513
Series 4643 QI 3.50% 9/15/45 S	205,669	36,390
Series 4648 ND 3.00% 9/15/46	12,000	11,188
Series 4648 SA 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	1,124,886	235,898
Series 4650 JE 3.00% 7/15/46	10,000	9,588
Series 4655 WI 3.50% 8/15/43 S	87,201	15,542
Series 4656 HI 3.50% 5/15/42 S	75,795	11,537
Series 4657 NW 3.00% 4/15/45	12,000	11,628
Series 4660 GI 3.00% 8/15/43 S	92,212	16,321
Series 4681 WI 1.429% 8/15/33 S●	81,997	5,849
Series 4738 TW 3.00% 11/15/46	27,000	25,991
Series 4753 EZ 3.50% 12/15/47	26,152	25,814
Series 4761 Z 3.50% 12/15/47	7,041	6,895
Freddie Mac Strips
Series 267 S5 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 8/15/42 S●	75,761	13,747
Series 290 IO 3.50% 11/15/32 S	53,751	9,007
Series 299 S1 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/43 S●	57,093	10,000
Series 319 S2 4.223% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	62,951	12,129
Series 326 S2 4.173% (5.95% minus LIBOR01M, Cap 5.95%) 3/15/44 S●	126,649	21,551
Series 350 S5 1.452% 9/15/40 S●	57,381	3,311
GNMA
Series 2012-61 PI 3.00% 4/20/39 S	49,559	3,664

(continues)	53

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2012-108 KI 4.00% 8/16/42 S	48,613	$8,922
Series 2012-108 PB 2.75% 9/16/42	4,000	3,700
Series 2012-136 MX 2.00% 11/20/42	240,000	208,779
Series 2013-22 IO 3.00% 2/20/43 S	61,503	11,528
Series 2013-88 LZ 2.50% 6/16/43	48,416	42,208
Series 2013-113 AZ 3.00% 8/20/43	33,269	32,066
Series 2013-113 LY 3.00% 5/20/43	138,000	135,674
Series 2013-182 CZ 2.50% 12/20/43	4,448	3,975
Series 2014-12 ZB 3.00% 1/16/44	5,665	5,305
Series 2015-36 PI 3.50% 8/16/41 S	67,836	9,749
Series 2015-44 AI 3.00% 8/20/41 S	65,496	6,561
Series 2015-64 GZ 2.00% 5/20/45	33,864	26,175
Series 2015-74 CI 3.00% 10/16/39 S	65,094	8,842
Series 2015-76 MZ 3.00% 5/20/45	4,354	4,190
Series 2015-82 GI 3.50% 12/20/38 S	90,161	8,923
Series 2015-133 AL 3.00% 5/20/45	96,000	94,344
Series 2015-142 AI 4.00% 2/20/44 S	49,761	6,327
Series 2016-5 GL 3.00% 7/20/45	140,000	134,450
Series 2016-46 DZ 3.00% 4/20/46	11,650	10,327
Series 2016-83 MB 3.00% 10/20/45	4,000	3,906
Series 2016-101 QL 3.00% 7/20/46	356,000	335,445
Series 2016-103 DY 2.50% 8/20/46	67,000	58,656
Series 2016-108 YL 3.00% 8/20/46	301,000	288,978
Series 2016-111 PB 2.50% 8/20/46	30,000	26,638
Series 2016-118 DI 3.50% 3/20/43 S	87,408	13,545

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-120 IA 3.00% 2/20/46 S	90,075	$14,149
Series 2016-134 MW 3.00% 10/20/46	140,000	138,050
Series 2016-135 Z 3.00%10/20/46	5,217	4,747
Series 2016-149 GI 4.00%11/20/46 S	91,924	20,944
Series 2016-160 VZ 2.50%11/20/46	14,474	11,819
Series 2016-171 IP 3.00%3/20/46 S	272,944	42,539
Series 2017-4 BW 3.00%1/20/47	12,000	11,551
Series 2017-25 CZ 3.50%2/20/47	5,193	5,196
Series 2017-25 WZ 3.00%2/20/47	277,875	263,924
Series 2017-34 AZ 3.00%1/20/47	257,604	232,910
Series 2017-36 ZC 3.00%3/20/47	18,547	16,383
Series 2017-52 LE 3.00%1/16/47	57,000	53,391
Series 2017-68 SB 4.328% (6.15% minus LIBOR01M, Cap 6.15%) 5/20/47 S●	182,643	31,279
Series 2017-101 HD 3.00% 1/20/47	9,000	8,516
Series 2017-101 ND 3.00% 1/20/47	9,000	8,620
Series 2017-107 T 3.00%1/20/47	7,000	6,837
Series 2017-113 LB 3.00%7/20/47	5,000	4,713
Series 2017-116 ZL 3.00%6/20/47	5,101	4,573
Series 2017-117 C 3.00%8/20/47	14,000	13,175
Series 2017-121 CW 3.00% 8/20/47	6,000	5,575
Series 2017-121 IL 3.00%2/20/42 S	116,480	16,609
Series 2017-137 CZ 3.00%9/20/47	11,166	10,847
Series 2017-144 MZ 2.50% 9/20/47	7,088	5,678
Series 2017-156 LP 2.50%10/20/47	13,000	11,358
Series 2018-1 HB 2.50%1/20/48	5,000	4,503

54

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA Series 2018-1 SA 4.378% (6.20% minus LIBOR01M,Cap 6.20%) 1/20/48 S●	109,375	$21,013
Series 2018-8 VZ 3.00%3/20/47	3,015	2,971
Series 2018-13 PZ 3.00%1/20/48	25,125	23,336
Series 2018-18 BZ 3.50%2/20/48	11,032	10,530
Series 2018-18 CZ 3.00%2/20/48	285,713	257,113

Total Agency Collateralized Mortgage Obligations (cost $8,543,962)		8,539,757

Agency Commercial Mortgage-Backed Securities – 0.70%

Freddie Mac Multifamily Structured Pass Through Certificates Series KS03 A4 3.161% 5/25/25 ◆●	50,000	49,787
FREMF Mortgage Trust
Series 2011-K11 B 144A 4.425% 12/25/48 #●	150,000	154,952
Series 2011-K14 B 144A 5.168% 2/25/47 #●	20,000	21,029
Series 2011-K15 B 144A 4.949% 8/25/44 #●	10,000	10,479
Series 2012-K22 B 144A 3.687% 8/25/45 #●	50,000	50,482
Series 2013-K32 B 144A 3.538% 10/25/46 #●	20,000	19,927
Series 2013-K33 B 144A 3.501% 8/25/46 #●	50,000	49,710
Series 2013-K712 B 144A 3.364% 5/25/45 #●	25,000	25,146
Series 2013-K713 B 144A 3.164% 4/25/46 #●	15,000	15,045
Series 2013-K713 C 144A 3.164% 4/25/46 #●	75,000	74,857
Series 2014-K717 B 144A 3.629% 11/25/47 #●	45,000	45,547
Series 2017-K729 B 144A 3.675% 11/25/49 #●	10,000	9,691

Total Agency Commercial Mortgage-Backed Securities (cost $535,344)		526,652

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities – 8.31%

Fannie Mae S.F. 30 yr
4.50% 5/1/39	39,681	$41,943
4.50% 2/1/46	193,508	204,607
5.00% 7/1/33	9,150	9,913
5.00% 10/1/39	31,181	33,823
5.00% 2/1/40	37,606	40,760
5.00% 5/1/40	14,329	15,519
5.00% 7/1/47	204,962	219,065
5.50% 3/1/34	39,324	43,136
5.50% 8/1/37	11,283	12,391
5.50% 1/1/38	65,594	72,581
5.50% 3/1/38	16,099	17,754
5.50% 7/1/40	17,361	19,076
5.50% 6/1/41	41,715	45,933
5.50% 9/1/41	5,662	6,355
5.50% 5/1/44	732,743	805,085
6.00% 3/1/34	9,620	10,823
6.00% 11/1/34	166,914	188,000
6.00% 4/1/35	21,456	24,118
6.00% 5/1/36	43,220	48,510
6.00% 6/1/36	89,346	101,621
6.00% 9/1/36	7,495	8,549
6.00% 6/1/37	1,191	1,337
6.00% 7/1/37	884	988
6.00% 8/1/37	35,191	39,606
6.00% 9/1/37	11,160	12,536
6.00% 2/1/38	26,624	29,892
6.00% 3/1/38	135,960	153,112
6.00% 11/1/38	98,796	111,093
6.00% 9/1/39	106,083	121,102
6.00% 10/1/39	78,049	88,129
6.00% 11/1/40	3,657	4,130
6.00% 7/1/41	508,266	568,403
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/48	680,000	711,771
4.50% 5/1/48	575,000	600,832
5.00% 4/1/48	1,251,000	1,335,926
Freddie Mac ARM 2.559% (LIBOR12M + 1.63%, Cap 7.559%) 10/1/46 ●	70,974	69,766
Freddie Mac S.F. 30 yr
5.00% 5/1/41	42,036	45,509
5.00% 12/1/41	3,468	3,752
5.00% 12/1/44	6,000	6,491
5.50% 3/1/34	2,682	2,951
5.50% 12/1/34	2,470	2,722
5.50% 9/1/37	2,177	2,388
5.50% 1/1/40	11,448	12,572

(continues)	55

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr 5.50% 3/1/40	8,084	$8,870
5.50% 4/1/40	2,572	2,824
5.50% 6/1/41	19,245	20,910
6.00% 5/1/35	7,648	8,580
6.00% 2/1/36	5,218	5,856
6.00% 3/1/36	6,605	7,398
6.00% 11/1/36	3,457	3,872
6.00% 5/1/37	7,936	8,889
6.00% 6/1/38	11,822	13,253
6.00% 8/1/38	22,117	24,972
6.00% 7/1/39	2,546	2,857
6.00% 3/1/40	64,351	72,148
6.00% 5/1/40	26,187	29,244
6.00% 7/1/40	13,508	15,151
6.50% 12/1/31	1,715	1,932
6.50% 7/1/32	13,414	15,105
GNMA I S.F. 30 yr 7.00% 12/15/34	13,319	15,192
GNMA II S.F. 30 yr 5.50% 5/20/37	8,870	9,529
6.00% 2/20/39	10,013	11,013
6.00% 2/20/40	38,637	42,642
6.00% 4/20/46	11,657	12,849
6.50% 6/20/39	14,032	15,602

Total Agency Mortgage-Backed Securities (cost $6,292,158)		6,243,258

Collateralized Debt Obligations – 2.94%

AMMC CLO Series 2015-16A AR 144A 2.982% (LIBOR03M + 1.26%) 4/14/29 #●	100,000	100,423
Apex Credit CLO Series 2017-1A A1 144A 3.211% (LIBOR03M +1.47%, Floor 1.47%) 4/24/29 #●	100,000	100,661
Atlas Senior Loan Fund XSeries 2018-10A A 144A 2.796% (LIBOR03M +1.09%) 1/15/31 #●	100,000	100,037
Cedar Funding VI CLO Series 2016-6A A1 144A 2.833% (LIBOR03M +1.47%) 10/20/28 #●	250,000	251,016
Galaxy XXI CLO Series 2015-21A AR 144A 2.765% (LIBOR03M + 1.02%) 4/20/31 #●	250,000	250,374

	Principal amount°		Value (US $)

Collateralized Debt Obligations (continued)

GoldenTree Loan Management US CLO Series 2017-1A A 144A 2.965% (LIBOR03M + 1.22%) 4/20/29 #●		250,000	$251,500
MP CLO IV Series 2013-2A ARR 144A 3.025% (LIBOR03M + 1.28%) 7/25/29 #●		250,000	251,757
Northwoods Capital XVII Series 2018-17A A 144A 3.308% (LIBOR03M + 1.06%, Floor 1.06%) 4/22/31 #●		250,000	250,120
TIAA CLO II Series 2017-1A A 144A 3.025% (LIBOR03M + 1.28%) 4/20/29 #●		250,000	251,394
Venture XXII CLO Series 2015-22A AR 144A 2.801% (LIBOR03M + 1.08%) 1/15/31 #●		200,000	200,074
Venture XXIV CLO Series 2016-24A A1D 144A 3.165% (LIBOR03M + 1.42%) 10/20/28 #●		100,000	100,345
Venture XXVIII CLO Series 2017-28A A2 144A 2.855% (LIBOR03M + 1.11%) 7/20/30 #●		100,000	100,453

Total Collateralized Debt Obligations (cost $2,198,400)			2,208,154

Corporate Bonds – 22.60%

Banking – 5.54%
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	16,000	12,568
Bank of America
3.30% 8/5/21	AUD	10,000	7,755
3.55% 3/5/24 µ		85,000	85,288
3.97% 3/5/29 µ		10,000	10,031
4.183% 11/25/27		110,000	109,187
5.625% 7/1/20		135,000	142,433
Bank of Montreal 3.803% 12/15/32 µ		75,000	71,147
Bank of New York Mellon
2.20% 3/4/19		50,000	49,823
2.95% 1/29/23		35,000	34,571
4.625%µy		60,000	58,650

56

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
Branch Banking & Trust 2.25% 6/1/20		250,000	$246,197
Citigroup
2.985% (LIBOR03M + 1.10%) 5/17/24 ●		260,000	262,520
3.75% 10/27/23	AUD	59,000	46,053
Citizens Financial Group
2.375% 7/28/21		25,000	24,260
4.30% 12/3/25		55,000	55,683
Credit Suisse Group 144A 3.869% 1/12/29 #µ		250,000	242,274
Export-Import Bank of Korea 4.00% 6/7/27	AUD	10,000	7,735
Fifth Third Bancorp
2.60% 6/15/22		155,000	150,392
3.95% 3/14/28		5,000	5,034
Goldman Sachs Group
5.15% 5/22/45		15,000	16,192
5.20% 12/17/19	NZD	18,000	13,479
6.00% 6/15/20		130,000	137,618
Huntington Bancshares 2.30% 1/14/22		35,000	33,550
JPMorgan Chase & Co.
3.897% 1/23/49 µ		35,000	33,444
3.964% 11/15/48 µ		25,000	24,078
4.25% 11/2/18	NZD	85,000	62,022
KeyBank 3.40% 5/20/26		250,000	241,880
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	125,000	100,858
Morgan Stanley
2.75% 5/19/22		60,000	58,530
3.625% 1/20/27		50,000	48,963
3.772% 1/24/29 µ		145,000	142,828
3.95% 4/23/27		30,000	29,246
5.00% 9/30/21	AUD	54,000	44,196
5.00% 11/24/25		90,000	94,211
Northern Trust 3.375% 5/8/32 µ		20,000	19,220
PNC Financial Services Group 5.00%µy		65,000	64,870
Regions Financial 2.75% 8/14/22		25,000	24,309
Royal Bank of Canada 2.75% 2/1/22		95,000	93,712
Royal Bank of Scotland Group 3.875% 9/12/23		200,000	197,678
Santander UK 144A 5.00% 11/7/23 #		200,000	207,187

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
State Street 3.30% 12/16/24	160,000	$158,707
SunTrust Banks
2.45% 8/1/22	30,000	28,924
2.70% 1/27/22	70,000	68,502
3.00% 2/2/23	15,000	14,743
5.05%µy	30,000	29,887
UBS Group Funding Switzerland 144A 2.859% 8/15/23 #µ	200,000	193,463
US Bancorp 3.10% 4/27/26	175,000	167,141
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	145,000	131,123
Westpac Banking 5.00%µy	20,000	18,503
Zions Bancorporation 4.50% 6/13/23	40,000	40,746

		4,161,411

Basic Industry – 1.48%
Anglo American Capital 144A 4.75% 4/10/27 #	200,000	202,493
Builders FirstSource 144A 5.625% 9/1/24 #	50,000	50,437
Dow Chemical 8.55% 5/15/19	198,000	210,204
Freeport-McMoRan 6.875% 2/15/23	65,000	70,037
Georgia-Pacific 8.00% 1/15/24	160,000	198,342
Mosaic 5.625% 11/15/43	25,000	26,188
OCP 144A 4.50% 10/22/25 #	200,000	197,505
PulteGroup 5.00% 1/15/27	30,000	29,279
Standard Industries 144A 5.00% 2/15/27 #	80,000	77,855
US Concrete 6.375% 6/1/24	25,000	26,063
WestRock 144A 3.00% 9/15/24 #	25,000	23,925

		1,112,328

Capital Goods – 1.63%
Allegion US Holding 3.20% 10/1/24	75,000	72,931
BWAY Holding 144A 5.50% 4/15/24 #	60,000	60,525
Carlisle 3.75% 12/1/27	140,000	136,033
CCL Industries 144A 3.25% 10/1/26 #	40,000	37,098
Crown Americas 144A 4.75% 2/1/26 #	9,000	8,730
Eaton 3.103% 9/15/27	205,000	193,115
General Electric 5.55% 5/4/20	40,000	41,891

(continues)	57

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
General Electric 6.00% 8/7/19	80,000	$82,944
Leggett & Platt 3.50% 11/15/27	135,000	130,030
Lennox International 3.00% 11/15/23	100,000	97,523
Martin Marietta Materials 3.50% 12/15/27	20,000	19,085
Northrop Grumman
2.55% 10/15/22	35,000	33,943
3.25% 8/1/23	105,000	104,384
Nvent Finance 144A 4.55% 4/15/28 #	60,000	60,355
Waste Management 3.15% 11/15/27	150,000	143,112

		1,221,699

Consumer Cyclical – 0.46%
General Motors Financial
3.45% 4/10/22	115,000	114,133
5.25% 3/1/26	5,000	5,286
Hyundai Capital America 144A 3.00% 3/18/21 #	10,000	9,886
Marriott International 4.50% 10/1/34	10,000	10,217
MGM Resorts International 4.625% 9/1/26	25,000	24,000
Penn National Gaming 144A 5.625% 1/15/27 #	70,000	67,375
Royal Caribbean Cruises 3.70% 3/15/28	80,000	76,789
Scientific Games International 10.00% 12/1/22	35,000	37,822

		345,508

Consumer Non-Cyclical – 2.00%
AbbVie
2.50% 5/14/20	260,000	256,735
4.45% 5/14/46	15,000	14,950
Anheuser-Busch InBev Finance 2.65% 2/1/21	310,000	307,727
Atento Luxco 1 144A 6.125% 8/10/22 #	10,000	10,194
BAT Capital 144A 3.222% 8/15/24 #	155,000	149,586
Becton Dickinson & Co. 3.363% 6/6/24	100,000	96,342
Biogen 5.20% 9/15/45	20,000	21,885
Boston Scientific 4.00% 3/1/28	45,000	45,050
Celgene 3.90% 2/20/28	115,000	112,840

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
CVS Health
3.35% 3/9/21	45,000	$45,268
3.70% 3/9/23	45,000	45,188
4.10% 3/25/25	50,000	50,385
4.30% 3/25/28	50,000	50,408
HCA 5.375% 2/1/25	45,000	45,225
Hill-Rom Holdings 144A 5.00% 2/15/25 #	50,000	49,813
JBS USA 144A 6.75% 2/15/28 #	10,000	9,613
Mylan 144A 4.55% 4/15/28 #	35,000	35,008
New York and Presbyterian Hospital 4.063% 8/1/56	50,000	49,619
Post Holdings 144A 5.00% 8/15/26 #	80,000	76,200
Tenet Healthcare 144A 5.125% 5/1/25 #	15,000	14,475
Universal Health Services 144A 5.00% 6/1/26 #	15,000	15,150

		1,501,661

Energy – 2.13%
Enbridge
3.70% 7/15/27	115,000	110,375
6.00% 1/15/77 µ	25,000	24,750
6.25% 3/1/78 µ	20,000	19,849
Energy Transfer Partners
4.75% 1/15/26	15,000	15,182
6.125% 12/15/45	100,000	103,981
6.625%µy	65,000	61,953
9.70% 3/15/19	56,000	59,406
Gulfport Energy
6.00% 10/15/24	35,000	33,381
6.625% 5/1/23	15,000	15,225
Hilcorp Energy I 144A 5.00% 12/1/24 #	50,000	49,500
Kinder Morgan 4.30% 3/1/28	90,000	89,810
MPLX
4.50% 4/15/38	35,000	34,434
4.70% 4/15/48	45,000	44,221
4.875% 12/1/24	100,000	104,957
Murphy Oil 6.875% 8/15/24	60,000	62,700
Noble Energy
3.85% 1/15/28	105,000	103,375
5.05% 11/15/44	25,000	26,186
ONEOK 7.50% 9/1/23	100,000	116,629
Petrobras Global Finance 144A 5.299% 1/27/25 #	5,000	4,944

58

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Petrobras Global Finance 7.375% 1/17/27	15,000	$16,267
Sabine Pass Liquefaction
5.625% 3/1/25	40,000	43,018
5.875% 6/30/26	110,000	120,352
Shell International Finance 2.875% 5/10/26	35,000	33,746
Southwestern Energy 6.70% 1/23/25	35,000	34,125
Targa Resources Partners
5.125% 2/1/25	25,000	24,969
5.375% 2/1/27	30,000	30,000
Tecpetrol 144A 4.875% 12/12/22 #	20,000	19,575
Transcanada Trust 5.875% 8/15/76 µ	35,000	36,575
Transcontinental Gas Pipe Line 144A 4.00% 3/15/28 #	60,000	58,671
Transocean Proteus 144A 6.25% 12/1/24 #	22,500	22,978
Woodside Finance 144A 8.75% 3/1/19 #	65,000	68,536
YPF 144A 27.125% (BADLARPP + 4.00%) 7/7/20 #●	15,000	12,075

		1,601,745

Financials – 0.96%
Air Lease
3.00% 9/15/23	55,000	52,743
3.625% 4/1/27	155,000	147,965
Aviation Capital Group
144A 3.50% 11/1/27 #	20,000	18,790
144A 4.875% 10/1/25 #	55,000	57,729
144A 6.75% 4/6/21 #	25,000	27,517
Charles Schwab 3.20% 1/25/28	15,000	14,402
E*TRADE Financial
3.80% 8/24/27	40,000	38,888
5.875%µy	50,000	51,250
International Lease Finance 8.625% 1/15/22	150,000	175,040
Jefferies Group
4.15% 1/23/30	20,000	18,673
6.45% 6/8/27	30,000	33,929
6.50% 1/20/43	20,000	22,220
Lazard Group 3.75% 2/13/25	60,000	59,103

		718,249

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance – 0.69%
AXIS Specialty Finance 4.00% 12/6/27	55,000	$53,113
Berkshire Hathaway Finance 2.90% 10/15/20	75,000	75,484
Liberty Mutual Group 144A 4.95% 5/1/22 #	25,000	26,415
MetLife
5.25%µy	60,000	61,484
6.40% 12/15/36	90,000	98,887
Nuveen Finance 144A 2.95% 11/1/19 #	50,000	49,891
Prudential Financial 5.375% 5/15/45 µ	45,000	46,181
Voya Financial 144A 4.70% 1/23/48 #µ	40,000	36,433
XLIT
4.179% (LIBOR03M + 2.458%)y●	30,000	29,850
5.50% 3/31/45	40,000	43,965

		521,703

Media – 0.61%
CCO Holdings
144A 5.75% 2/15/26 #	40,000	39,900
144A 5.875% 5/1/27 #	15,000	15,037
CSC Holdings 5.25% 6/1/24	16,000	15,260
Discovery Communications
3.95% 3/20/28	30,000	28,835
5.20% 9/20/47	15,000	14,999
Nexstar Broadcasting 144A 5.625% 8/1/24 #	55,000	54,021
Sinclair Television Group 144A 5.125% 2/15/27 #	35,000	32,637
Sirius XM Radio 144A 5.375% 7/15/26 #	45,000	44,550
Time Warner Cable 7.30% 7/1/38	105,000	125,915
Time Warner Entertainment 8.375% 3/15/23	70,000	83,140

		454,294

Real Estate – 1.43%
Alexandria Real Estate Equities 3.45% 4/30/25	35,000	33,892
American Tower 3.60% 1/15/28	35,000	33,275
American Tower Trust I 144A 3.07% 3/15/23 #	95,000	93,886
Corporate Office Properties
3.60% 5/15/23	55,000	53,903
5.25% 2/15/24	65,000	68,413

(continues)	59

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Real Estate (continued)
Crown Castle International
3.80% 2/15/28	20,000	$19,261
5.25% 1/15/23	45,000	47,854
CubeSmart 3.125% 9/1/26	35,000	32,574
Education Realty Operating
Partnership 4.60% 12/1/24	60,000	60,928
ESH Hospitality 144A 5.25% 5/1/25 #	20,000	19,506
Goodman US Finance Three 144A 3.70% 3/15/28 #	20,000	19,246
Hospitality Properties Trust 4.50% 3/15/25	55,000	55,622
Host Hotels & Resorts 3.75% 10/15/23	60,000	59,359
3.875% 4/1/24	10,000	9,886
4.50% 2/1/26	5,000	5,067
Hudson Pacific Properties 3.95% 11/1/27	20,000	19,194
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	45,000	43,256
Kilroy Realty 3.45% 12/15/24	40,000	38,850
Life Storage 3.875% 12/15/27	5,000	4,822
LifeStorage 3.50% 7/1/26	40,000	38,258
MGM Growth Properties Operating Partnership 4.50% 9/1/26	45,000	43,200
Regency Centers 3.60% 2/1/27	5,000	4,798
SBA Communications 4.875% 9/1/24	55,000	54,106
UDR 4.00% 10/1/25	170,000	170,917
WP Carey 4.60% 4/1/24	45,000	46,164

		1,076,237

Services – 0.07%
Prime Security Services Borrower 144A 9.25% 5/15/23 #	35,000	38,019
United Rentals North America 5.875% 9/15/26	10,000	10,437

		48,456

Technology – 0.56%
Analog Devices 2.95% 1/12/21	40,000	39,888
Apple 2.75% 1/13/25	140,000	134,792
Broadcom 3.50% 1/15/28	50,000	47,060

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Technology (continued)
Dell International 144A 6.02% 6/15/26 #	75,000	$80,852
First Data 144A 5.75% 1/15/24 #	45,000	45,450
Oracle
2.40% 9/15/23	35,000	33,536
3.80% 11/15/37	40,000	39,575

		421,153

Telecommunications – 1.52%
AT&T
3.40% 8/14/24	160,000	160,956
3.90% 8/14/27	40,000	40,325
144A 4.30% 2/15/30 #	35,000	34,907
Crown Castle Towers 144A 4.883% 8/15/20 #	255,000	264,098
Deutsche Telekom International Finance 144A 1.95% 9/19/21 #	150,000	143,900
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,902
SBA Tower Trust 144A 2.898% 10/8/19 #	40,000	39,799
Sprint 7.875% 9/15/23	45,000	46,069
Verizon Communications
2.625% 2/21/20	150,000	149,345
4.50% 8/10/33	130,000	131,838
Zayo Group 144A 5.75% 1/15/27 #	35,000	34,256

		1,144,395

Transportation – 0.57%
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ◆	39,539	38,749
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ◆	9,053	8,979
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ◆	18,563	18,412
FedEx 4.05% 2/15/48	50,000	47,055
Penske Truck Leasing
144A 2.70% 3/14/23 #	65,000	62,451
144A 3.30% 4/1/21 #	50,000	50,111
144A 4.20% 4/1/27 #	85,000	85,788
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	21,508	21,779

60

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Transportation (continued)
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	47,151	$46,894
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	4,868	4,704
United Parcel Service 5.125% 4/1/19	40,000	41,098

		426,020

Utilities – 2.95%
AES
5.50% 4/15/25	15,000	15,581
6.00% 5/15/26	30,000	31,725
Ameren Illinois 9.75% 11/15/18	165,000	171,866
American Transmission Systems 144A 5.25% 1/15/22 #	140,000	149,152
AmeriGas Partners 5.875% 8/20/26	45,000	44,213
Appalachian Power 3.30% 6/1/27	75,000	72,803
Avangrid 3.15% 12/1/24	10,000	9,718
Cleveland Electric Illuminating 5.50% 8/15/24	50,000	55,559
CMS Energy 6.25% 2/1/20	140,000	147,633
ComEd Financing III 6.35% 3/15/33	65,000	69,713
DTE Energy 3.30% 6/15/22	90,000	90,033
Duke Energy 2.65% 9/1/26	85,000	77,668
Emera 6.75% 6/15/76 µ	75,000	81,375
Enel 144A 8.75% 9/24/73 #µ	200,000	237,750
Entergy Louisiana 4.05% 9/1/23	100,000	102,405
Exelon 3.95% 6/15/25	25,000	25,098
Great Plains Energy 4.85% 6/1/21	30,000	31,075
Kansas City Power & Light 3.65% 8/15/25	90,000	90,359
LG&E &KU Energy 4.375% 10/1/21	225,000	233,452
Mississippi Power 3.95% 3/30/28	40,000	40,303
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	65,000	66,719
5.25% 4/20/46 µ	45,000	47,945
New York State Electric & Gas 144A 3.25% 12/1/26 #	60,000	58,501
NV Energy 6.25% 11/15/20	65,000	70,183

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities (continued)
Pennsylvania Electric 5.20% 4/1/20	5,000	$5,172
Public Service Co. of New Hampshire 3.50% 11/1/23	50,000	50,535
Sempra Energy 2.90% 2/1/23	90,000	88,109
Southwestern Electric Power 3.85% 2/1/48	25,000	23,802
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	30,000	30,217

		2,218,664

Total Corporate Bonds (cost $17,270,708)		16,973,523

Loan Agreements – 1.83%

CityCenter Holdings Tranche B 1st Lien 4.377% (LIBOR03M + 2.50%) 4/18/24 ●	99,749	100,318
First Data 1st Lien 4.122% (LIBOR03M + 2.25%) 4/26/24 ●	241,344	242,010
HCA 3.398% (LIBOR03M + 1.75%) 3/18/23 ●	147,397	148,187
Houghton International 1st Lien 4.877% (LIBOR03M + 3.00%) 12/20/19 ●	336,363	337,203
Republic of Angola 8.032% (LIBOR06M + 6.25%) 12/16/23 =●	131,250	119,437
Sprint Communications Tranche B 1st Lien 4.438% (LIBOR03M + 2.50%) 2/2/24 ●	128,700	128,881
Stars Group Holdings Tranche B 1st Lien 5.802% (LIBOR03M + 3.50%) 8/1/21 ●	99,744	100,361
UPC Financing Partnership Tranche AR 1st Lien 4.277% (LIBOR03M + 2.50%) 1/15/26 ●	100,000	100,429
Zekelman Industries 1st Lien 4.999% (LIBOR03M + 2.75%) 6/14/21 ●	99,747	100,408

Total Loan Agreements (cost $1,367,460)		1,377,234

(continues)	61

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (US $)

Municipal Bonds – 0.42%

Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	60,000	$90,005
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	50,000	76,325
Commonwealth of Massachusetts Series C 5.00% 10/1/25	5,000	5,906
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	35,000	50,223
South Carolina Public Service Authority Series D 4.77% 12/1/45	20,000	21,819
Texas Water Development Board (2016 State Water Implementation)
Series A 5.00% 10/15/45	20,000	22,507
Series B 5.00% 10/15/46	45,000	51,549

Total Municipal Bonds (cost $325,434)		318,334

Non-Agency Asset-Backed Securities – 1.71%

American Express Credit Account Master Trust
Series 2017-2 A 2.227% (LIBOR01M + 0.45%) 9/16/24 ●	135,000	136,223
Series 2017-5 A 2.157% (LIBOR01M + 0.38%) 2/18/25 ●	370,000	372,474
Capital One Multi-Asset Execution Trust Series 2016-A1 A1 2.227% (LIBOR01M + 0.45%) 2/15/22 ●	90,000	90,279
Chase Issuance Trust Series 2017-A1 A 2.077% (LIBOR01M + 0.30%) 1/18/22 ●	100,000	100,269
Citibank Credit Card Issuance Trust Series 2014-A6 A6 2.15% 7/15/21	200,000	198,899

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

CNH Equipment Trust Series 2016-B A2B 2.177% (LIBOR01M + 0.40%) 10/15/19 ●	653	$653
Discover Card Execution Note Trust Series 2017-A5 A5 2.377% (LIBOR01M + 0.60%) 12/15/26 ●	100,000	100,858
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	46,500	45,322
Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 2.357% (LIBOR01M + 0.58%) 5/15/20 #●	100,000	100,060
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 3.222% (LIBOR01M + 1.35%) 9/27/21 #●	25,000	25,114
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	55,145	54,709
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	60,392	59,743

Total Non-Agency Asset-Backed Securities (cost $1,287,955)		1,284,603

Non-Agency Collateralized Mortgage Obligations – 1.36%

Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	396	375
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	24,157	24,128
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	34,533	36,640
Series 2014-2 B1 144A 3.424% 6/25/29 #●	71,120	70,506
Series 2014-2 B2 144A 3.424% 6/25/29 #●	71,120	70,050
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,070
Series 2015-1 B1 144A 2.717% 12/25/44 #●	194,984	194,192

62

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust
Series 2015-4 B1 144A 3.624% 6/25/45 #●	93,895	$92,285
Series 2015-4 B2 144A 3.624% 6/25/45 #●	93,895	90,416
Series 2015-5 B2 144A 2.889% 5/25/45 #●	96,250	94,640
Series 2015-6 B1 144A 3.616% 10/25/45 #●	93,477	91,127
Series 2015-6 B2 144A 3.616% 10/25/45 #●	93,477	88,856
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	29,767	29,697
Series 2015-1 B2 144A 3.875% 1/25/45 #●	23,130	23,316
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	6,392	6,281
Series 2006-AR5 2A1 4.045% 4/25/36 ●	6,150	5,830

Total Non-Agency Collateralized Mortgage Obligations (cost $1,008,754)		1,018,409

Non-Agency Commercial Mortgage-Backed Securities – 3.48%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	100,000	100,016
Series 2017-BNK3 C 4.352% 2/15/50 ●	100,000	100,074
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	65,000	65,900
Series 2015-GC27 A5 3.137% 2/10/48	75,000	73,753
Series 2016-P3 A4 3.329% 4/15/49	45,000	44,514
Series 2017-C4 A4 3.471% 10/12/50	55,000	54,502
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	45,000	44,475
Series 2014-CR19 A5 3.796% 8/10/47	30,000	30,770

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	130,000	$132,668
Series 2015-3BP A 144A 3.178% 2/10/35 #	200,000	197,066
Series 2015-CR23 A4 3.497% 5/10/48	25,000	25,057
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	80,000	78,883
Series 2016-C3 A5 2.89% 9/10/49	90,000	85,844
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.699% 11/10/46 #●	100,000	105,506
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	80,000	82,539
Series 2015-GC32 A4 3.764% 7/10/48	35,000	35,694
Series 2017-GS6 A3 3.433% 5/10/50	150,000	148,809
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	215,000	219,352
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	85,000	82,754
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.548% 8/12/37 ●	25,000	25,298
Series 2013-LC11 B 3.499% 4/15/46	40,000	39,290
Series 2015-JP1 A5 3.914% 1/15/49	40,000	41,170
Series 2016-JP2 A4 2.822% 8/15/49	50,000	47,444
Series 2016-JP3 B 3.397% 8/15/49 ●	20,000	19,220
Series 2016-WIKI A 144A 2.798% 10/5/31 #	20,000	19,718
Series 2016-WIKI B 144A 3.201% 10/5/31 #	35,000	34,597
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	53,901	42,704

(continues)	63

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°		Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47		40,000	$40,821
Series 2015-C23 A4 3.719% 7/15/50		145,000	147,274
Series 2015-C26 A5 3.531% 10/15/48		65,000	65,204
Series 2016-C29 A4 3.325% 5/15/49		40,000	39,502
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 ●		200,000	189,881
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47		15,000	14,973
Series 2015-NXS3 A4 3.617% 9/15/57		80,000	80,543
Series 2016-BNK1 A3 2.652% 8/15/49		65,000	61,004

Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,727,985)			2,616,819

Regional Bond – 0.07%Δ

Australia – 0.07%
Queensland Treasury 144A 2.75% 8/20/27 #	AUD	75,000	56,021

Total Regional Bond (cost $56,361)			56,021

Sovereign Bonds – 0.74%Δ

Argentina – 0.06%
Argentine Republic Government International Bond 5.625% 1/26/22		45,000	45,765

			45,765

Australia – 0.09%
Australia Government Bond 3.75% 4/21/37	AUD	83,000	70,824

			70,824

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Japan – 0.59%
Japan Bank For International Cooperation 2.514% (LIBOR03M + 0.57%) 2/24/20 ●		440,000	$443,126

			443,126

Total Sovereign Bonds (cost $563,397)			559,715

Supranational Banks – 0.04%

International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	25,000	19,218
International Finance 3.625% 5/20/20	NZD	11,000	8,148

Total Supranational Banks (cost $27,355)			27,366

US Treasury Obligations – 5.89%

US Treasury Bond 3.00% 2/15/48		155,000	155,570
US Treasury Floating Rate Note 1.748% (USBMMY03M + 0.00%) 1/31/20 ●		3,800,000	3,796,248
US Treasury Notes
2.625% 2/28/23		30,000	30,084
2.75% 2/15/28		445,000	444,952

Total US Treasury Obligations (cost $4,421,298)			4,426,854

	Number of shares

Preferred Stock – 0.84%

General Electric 5.00% µy		78,000	77,317
Henkel & Co. 1.52%		220	28,920
Integrys Holding 6.00% µ		3,500	92,313
Morgan Stanley 5.55% µy		10,000	10,323
US Bancorp 3.50% (LIBOR03M + 1.02%) y●		400	369,000
Vedanta 7.50%		25,876	3,948
Volkswagen 1.26%		250	49,828

Total Preferred Stock (cost $530,490)			631,649

64

	Principal amount°	Value (US $)

Short-Term Investments – 3.00%

Discount Note – 0.22%≠
Federal Home Loan Bank
0.799% 4/3/18	162,560	$162,553

		162,553

Repurchase Agreements – 1.95%
Bank of America Merrill Lynch 1.71%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $210,899 (collateralized by US government obligations 1.50%–3.75% 11/15/18–8/15/44; market value $215,076)	210,859	210,859
Bank of Montreal 1.60%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $632,689 (collateralized by US government obligations 0.00%–2.875% 8/16/18–8/15/47; market value $645,228)	632,576	632,576
BNP Paribas 1.75%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $622,015 (collateralized by US government obligations 0.00%–3.625% 5/31/18–11/15/45; market value $634,332)	621,894	621,894

		1,465,329

US Treasury Obligations – 0.83%≠
US Treasury Bills
1.007% 4/5/18	393,789	393,735
1.35% 4/12/18	231,657	231,552

		625,287

Total Short-Term Investments (cost $2,253,141)		2,253,169

Total Value of Securities – 102.70% (cost $68,511,684)		$77,150,608

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2018, the aggregate value of Rule 144A securities was $8,826,007, which represents 11.75% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❖	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at March 31,2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

(continues)	65

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(175,333)	USD	134,638	5/18/18	$—	$(36)
BNYM	AUD	(1,350)	USD	1,035	4/3/18	—	(2)
BNYM	EUR	(48,036)	USD	59,347	4/3/18	221	—
BNYM	HKD	60,865	USD	(7,756)	4/3/18	—	—
BNYM	HKD	124,620	USD	(15,880)	4/4/18	2	—
BNYM	NOK	(197,984)	USD	25,267	4/4/18	6	—

Total Foreign Currency Exchange Contracts						$229	$(38)

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation
(6) Long Gilt	$(1,033,899)	$(1,014,766)	6/28/18	$(19,133)
(26) US Treasury 5 yr Notes	(2,975,984)	(2,965,958)	7/2/18	(10,026)
(44) US Treasury 10 yr Notes	(5,330,188)	(5,291,179)	6/20/18	(39,009)
(4) US Treasury 10 yr Ultra Notes	(519,437)	(508,582)	6/21/18	(10,855)
(8) US Treasury Long Bond	(1,173,000)	(1,145,821)	6/21/18	(27,179)

Total Futures Contracts		$(10,926,306)		$(106,202)

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due to Broker

Centrally Cleared/Protection Purchased:
CDX.NA.HY.28[5] 6/20/22-Quarterly	1,529,550	5.00%	$(109,225)	$(85,844)	$(23,381)	$(5,777)

IRS Contracts6

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate /Floating Rate)	Notional Amount[3]	Fixed /Floating Interest Rate Paid (Received)[8]	Value	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due to Broker

Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/ Quarterly)	355,000	2.066%/(1.694%)	$8,341	$8,341	$—	$(127)
7 yr IRS 6/14/24-(Semiannually/ Quarterly)	3,080,000	1.993%/(2.107%)	127,634	127,634	—	(2,590)
7 yr IRS 2/5/25-(Semiannually/ Quarterly)	4,540,000	2.733%/(1.787%)	(3,550)	—	(3,550)	(5,157)
10 yr IRS 6/27/27-(Semiannually/ Quarterly)	1,690,000	2.117%/(2.292%)	90,396	90,396	—	(2,757)

Total IRS Contracts			$222,821	$226,371	$(3,550)	$(10,631)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these financial statements. The notional amounts and foreign currency exchange contracts presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(35,506).

5Markit’s CDX.NA.HY Index is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

7Rates reset based on LIBOR03M.

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BB – Barclays Bank

BNP – BNP Paribas

BNYM – BNY Mellon

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

HKD – Hong Kong Dollar

ICE – Intercontinental Exchange

IRS – Interest Rate Swap

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSCI – Morgan Stanley Capital International

NOK – Norwegian Krone

NZD – New Zealand Dollar

PJSC – Private Joint Stock Company

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

USBMMY03M – US Treasury 3 Months Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

67

Statements of assets and liabilities

Delaware Foundation Funds®

March 31, 2018

	Delaware Foundation® Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Assets:
Investments, at value[1]	$266,746,622	$77,150,608
Foreign currencies, at value[2]	556,645	118,629
Cash collateral due from brokers	996,659	422,195
Cash	484,319	150,272
Receivable for securities sold	7,472,176	2,480,645
Dividends and interest receivable	1,154,669	393,098
Foreign tax reclaims receivable	221,014	51,744
Upfront payments paid on credit default swap contracts	50,610	—
Receivable for fund shares sold	43,014	385,626
Swap payments receivable	41,396	17,648
Unrealized appreciation on foreign currency exchange contracts	1,219	229

Total assets	277,768,343	81,170,694

Liabilities:
Payable for securities purchased	17,905,513	5,348,814
Payable for fund shares redeemed	319,978	371,240
Swap payments payable	130,797	52,580
Variation margin due to broker on futures contracts	54,215	22,090
Variation margin due to broker on centrally cleared interest rate swap contracts	25,632	10,631
Variation margin due to broker on centrally cleared credit default swap contracts	12,059	5,777
Other accrued expenses	167,374	105,413
Investment management fees payable to affiliates	131,823	12,472
Distribution fees payable to affiliates	54,254	27,309
Audit and tax fees payable	5,733	5,733
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,329	1,254
Trustees’ fees and expenses payable	1,547	447
Accounting and administration expenses payable to affiliates	1,181	583
Legal fees payable to affiliates	1,047	757
Reports and statements to shareholders expenses payable to affiliates	203	59
Upfront payments received on credit default swap contracts	179,189	85,844
Unrealized depreciation on over-the-counter credit default swap contracts	1,223	—
Unrealized depreciation on foreign currency exchange contracts	50	38

Total liabilities	18,996,147	6,051,041

Total Net Assets	$258,772,196	$75,119,653

	Delaware Foundation® Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Net Assets Consist of:
Paid-in capital	$206,169,519	$65,423,459
Undistributed (distributions in excess of) net investment income	(154,116)	6,392
Accumulated net realized gain on investments	8,099,918	992,129
Net unrealized appreciation of investments	44,463,094	8,638,924
Net unrealized appreciation of foreign currencies	4,374	826
Net unrealized appreciation of foreign currency exchange contracts	1,169	191
Net unrealized depreciation of futures contracts	(264,385)	(106,202)
Net unrealized appreciation of swap contracts	452,623	163,934

Total Net Assets	$258,772,196	$75,119,653

Net Asset Value

Class A:
Net assets	$172,750,238	$41,095,712
Shares of beneficial interest outstanding, unlimited authorization, no par	15,079,227	4,295,535
Net asset value per share	$11.46	$9.57
Sales charge	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.16	$10.15

Class C:
Net assets	$21,096,195	$20,913,826
Shares of beneficial interest outstanding, unlimited authorization, no par	1,841,520	2,179,748
Net asset value per share	$11.46	$9.59

Class R:
Net assets	$1,579,889	$1,418,062
Shares of beneficial interest outstanding, unlimited authorization, no par	138,529	148,250
Net asset value per share	$11.40	$9.57

Institutional Class:
Net assets	$63,345,874	$11,692,053
Shares of beneficial interest outstanding, unlimited authorization, no par	5,526,239	1,219,154
Net asset value per share	$11.46	$9.59

[1]Investments, at cost	$222,283,528	$68,511,684
[2] Foreign currencies, at cost	557,131	118,715

See accompanying notes, which are an integral part of the financial statements.

69

Statements of operations

Delaware Foundation Funds®

Year ended March 31, 2018

	Delaware Foundation® Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Investment Income:
Interest	$4,360,782	$1,831,207
Dividends	3,541,151	745,877
Foreign tax withheld	(175,460)	(36,200)

	7,726,473	2,540,884

Expenses:
Management fees	1,714,976	515,594
Distribution expenses – Class A	415,161	107,157
Distribution expenses – Class C	220,013	225,682
Distribution expenses – Class R	8,455	9,835
Dividend disbursing and transfer agent fees and expenses	241,842	99,914
Custodian fees	82,005	58,508
Accounting and administration expenses	77,542	38,047
Reports and statements to shareholders expenses	68,212	26,219
Audit and tax fees	63,728	66,776
Registration fees	60,373	59,873
Legal fees	52,629	18,241
Trustees’ fees and expenses	12,067	3,619
Other	93,307	82,311

	3,110,310	1,311,776
Less expenses waived	(100,952)	(256,361)
Less expenses paid indirectly	(2,610)	(794)

Total operating expenses	3,006,748	1,054,621

Net Investment Income	4,719,725	1,486,263

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,691,666	2,922,629
Foreign currencies	69,983	22,269
Foreign currency exchange contracts	(65,550)	(25,080)
Futures contracts	(417,946)	(150,323)
Swap contracts	116,674	98,799

Net realized gain	12,394,827	2,868,294

Net change in unrealized appreciation (depreciation) of:
Investments[1]	3,563,233	295,792
Foreign currencies	14,332	3,696
Foreign currency exchange contracts	922	130
Futures contracts	(135,663)	(55,619)
Swap contracts	605,429	226,252

Net change in unrealized appreciation (depreciation)	4,048,253	470,251

Net Realized and Unrealized Gain	16,443,080	3,338,545

Net Increase in Net Assets Resulting from Operations	$21,162,805	$4,824,808

[1] Includes decrease in capital gains taxes accrued.	$4,237	$873

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Moderate Allocation Fund
	Year ended
	3/31/18	3/31/17
Increase in Net Assets from Operations:
Net investment income	$4,719,725	$4,100,962
Net realized gain	12,394,827	15,285,052
Net change in unrealized appreciation (depreciation)	4,048,253	5,294,634

Net increase in net assets resulting from operations	21,162,805	24,680,648

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,163,950)	(3,636,179)
Class C	(230,497)	(319,081)
Class R	(25,907)	(35,683)
Institutional Class	(1,285,322)	(1,811,938)

Net realized gain:
Class A	(9,875,265)	(2,266,380)
Class C	(1,247,958)	(316,466)
Class R	(96,841)	(26,509)
Institutional Class	(3,605,198)	(977,607)

	(19,530,938)	(9,389,843)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,263,019	6,241,099
Class C	1,626,492	2,159,322
Class R	1,778,651	287,054
Institutional Class	5,908,229	8,098,098

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,860,547	5,272,753
Class C	1,416,440	609,120
Class R	122,744	62,192
Institutional Class	1,568,591	754,088

	30,544,713	23,483,726

Cost of shares redeemed:
Class A	(17,061,080)	(24,364,133)
Class C	(4,680,918)	(6,214,127)
Class R	(2,134,663)	(635,130)
Institutional Class	(23,740,255)	(7,143,897)

	(47,616,916)	(38,357,287)

Decrease in net assets derived from capital share transactions	(17,072,203)	(14,873,561)

Net Increase (Decrease) in Net Assets	(15,440,336)	417,244
Net Assets:
Beginning of year	274,212,532	273,795,288

End of year	$258,772,196	$274,212,532

Distribution in excess of net investment income	$(154,116)	$(225,710)

See accompanying notes, which are an integral part of the financial statements.

(continues)	71

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Conservative Allocation Fund
	Year ended
	3/31/18	3/31/17
Increase in Net Assets from Operations:
Net investment income	$1,486,263	$1,302,562
Net realized gain	2,868,294	4,649,625
Net change in unrealized appreciation (depreciation)	470,251	63,663

Net increase in net assets resulting from operations	4,824,808	6,015,850

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(853,202)	(872,068)
Class C	(278,151)	(361,435)
Class R	(32,782)	(71,554)
Institutional Class	(270,194)	(277,789)

Net realized gain:
Class A	(1,848,556)	(580,209)
Class C	(965,712)	(363,436)
Class R	(82,204)	(54,742)
Institutional Class	(529,478)	(143,903)

	(4,860,279)	(2,725,136)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,906,984	7,592,577
Class C	991,449	1,947,079
Class R	1,034,573	1,145,255
Institutional Class	5,702,529	4,510,742

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,670,350	1,419,969
Class C	1,209,602	678,571
Class R	114,889	126,296
Institutional Class	665,709	369,707

	18,296,085	17,790,196

Cost of shares redeemed:
Class A	(9,889,647)	(11,597,714)
Class C	(6,101,446)	(9,019,287)
Class R	(2,299,011)	(2,592,320)
Institutional Class	(5,917,357)	(8,337,417)

	(24,207,461)	(31,546,738)

Decrease in net assets derived from capital share transactions	(5,911,376)	(13,756,542)

Net Decrease in Net Assets	(5,946,847)	(10,465,828)
Net Assets:
Beginning of year	81,066,500	91,532,328

End of year	$75,119,653	$81,066,500

Undistributed (distributions in excess of) net investment income	$6,392	$(18,225)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

				10/1/14
	Year ended			to	Year ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$11.42	$10.80	$11.97	$12.70	$12.52	$11.52

Income (loss) from investment operations:
Net investment income[2]	0.21	0.17	0.17	0.08	0.22	0.21
Net realized and unrealized gain (loss)	0.71	0.84	(0.54)	0.27	0.79	1.01

Total from investment operations	0.92	1.01	(0.37)	0.35	1.01	1.22

Less dividends and distributions from:
Net investment income	(0.21)	(0.24)	(0.17)	(0.12)	(0.18)	(0.22)
Net realized gain	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—

Total dividends and distributions	(0.88)	(0.39)	(0.80)	(1.08)	(0.83)	(0.22)

Net asset value, end of period	$11.46	$11.42	$10.80	$11.97	$12.70	$12.52

Total return[3]	8.35%	9.45%	(3.32% )	2.89%	8.34%	10.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,750	$170,801	$174,041	$195,937	$201,628	$220,891
Ratio of expenses to average net assets	1.14%	1.14%	1.15%	1.16%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[4]	1.17%	1.18%	1.18%	1.25%	1.17%	1.25%
Ratio of net investment income to average net assets	1.79%	1.49%	1.49%	1.34%	1.75%	1.75%
Ratio of net investment income to average net assets prior to fees waived[4]	1.76%	1.45%	1.46%	1.25%	1.71%	1.63%
Portfolio turnover	93%	133%	131%	65%	115%	135%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

(continues)	73

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

				10/1/14
	Year ended			to	Year ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$11.42	$10.80	$11.97	$12.70	$12.55	$11.55

Income (loss) from investment operations:
Net investment income[2]	0.12	0.08	0.08	0.04	0.13	0.12
Net realized and unrealized gain (loss)	0.71	0.84	(0.53)	0.26	0.78	1.01

Total from investment operations	0.83	0.92	(0.45)	0.30	0.91	1.13

Less dividends and distributions from:
Net investment income	(0.12)	(0.15)	(0.09)	(0.07)	(0.11)	(0.13)
Net realized gain	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—

Total dividends and distributions	(0.79)	(0.30)	(0.72)	(1.03)	(0.76)	(0.13)

Net asset value, end of period	$11.46	$11.42	$10.80	$11.97	$12.70	$12.55

Total return[3]	7.53%	8.62%	(4.06%)	2.50%	7.47%	9.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,096	$22,602	$24,736	$28,965	$27,906	$22,838
Ratio of expenses to average net assets	1.90%	1.90%	1.91%	1.92%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived[4]	1.93%	1.94%	1.94%	2.01%	1.94%	1.97%
Ratio of net investment income to average net assets	1.03%	0.73%	0.73%	0.58%	0.98%	0.98%
Ratio of net investment income to average net assets prior to fees waived[4]	1.00%	0.69%	0.70%	0.49%	0.94%	0.91%
Portfolio turnover	93%	133%	131%	65%	115%	135%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

				10/1/14
	Year ended			to	Year ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$11.37	$10.76	$11.93	$12.66	$12.50	$11.50

Income (loss) from investment operations:
Net investment income[2]	0.18	0.14	0.14	0.07	0.19	0.18
Net realized and unrealized gain (loss)	0.70	0.83	(0.54)	0.26	0.78	1.00

Total from investment operations	0.88	0.97	(0.40)	0.33	0.97	1.18

Less dividends and distributions from:
Net investment income	(0.18)	(0.21)	(0.14)	(0.10)	(0.16)	(0.18)
Net realized gain	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—

Total dividends and distributions	(0.85)	(0.36)	(0.77)	(1.06)	(0.81)	(0.18)

Net asset value, end of period	$11.40	$11.37	$10.76	$11.93	$12.66	$12.50

Total return[3]	8.01%	9.11%	(3.59%)	2.76%	7.99%	10.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,580	$1,801	$1,982	$2,501	$24,307	$23,566
Ratio of expenses to average net assets	1.40%	1.40%	1.41%	1.42%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived[4]	1.43%	1.44%	1.44%	1.51%	1.44%	1.57%
Ratio of net investment income to average net assets	1.53%	1.23%	1.23%	1.08%	1.48%	1.48%
Ratio of net investment income to average net assets prior to fees waived[4]	1.50%	1.19%	1.20%	0.99%	1.44%	1.31%
Portfolio turnover	93%	133%	131%	65%	115%	135%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

(continues)	75

Financial highlights

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

				10/1/14
	Year ended			to	Year ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$11.42	$10.80	$11.98	$12.71	$12.52	$11.52

Income (loss) from investment operations:
Net investment income[2]	0.24	0.19	0.19	0.10	0.25	0.24
Net realized and unrealized gain (loss)	0.71	0.84	(0.54)	0.26	0.79	1.00

Total from investment operations	0.95	1.03	(0.35)	0.36	1.04	1.24

Less dividends and distributions from:
Net investment income	(0.24)	(0.26)	(0.20)	(0.13)	(0.20)	(0.24)
Net realized gain	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)	—

Total dividends and distributions	(0.91)	(0.41)	(0.83)	(1.09)	(0.85)	(0.24)

Net asset value, end of period	$11.46	$11.42	$10.80	$11.98	$12.71	$12.52

Total return[3]	8.60%	9.70%	(3.17% )	3.01%	8.62%	10.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,346	$79,009	$73,036	$62,799	$60,134	$66,263
Ratio of expenses to average net assets	0.90%	0.90%	0.91%	0.92%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[4]	0.93%	0.94%	0.94%	1.01%	0.94%	0.97%
Ratio of net investment income to average net assets	2.03%	1.73%	1.73%	1.58%	1.98%	1.98%
Ratio of net investment income to average net assets prior to fees waived[4]	2.00%	1.69%	1.70%	1.49%	1.94%	1.91%
Portfolio turnover	93%	133%	131%	65%	115%	135%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

				10/1/14
	Year ended			to	Year ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$9.59	$9.24	$10.16	$10.87	$10.57	$10.22

Income (loss) from investment operations:
Net investment income[2]	0.20	0.16	0.17	0.09	0.22	0.20
Net realized and unrealized gain (loss)	0.40	0.52	(0.44)	0.20	0.55	0.41

Total from investment operations	0.60	0.68	(0.27)	0.29	0.77	0.61

Less dividends and distributions from:
Net investment income	(0.20)	(0.20)	(0.16)	(0.11)	(0.25)	(0.19)
Net realized gain	(0.42)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)

Total dividends and distributions	(0.62)	(0.33)	(0.65)	(1.00)	(0.47)	(0.26)

Net asset value, end of period	$9.57	$9.59	$9.24	$10.16	$10.87	$10.57

Total return[3]	6.33%	7.40%	(2.69% )	2.86%	7.34%	6.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,096	$42,453	$43,443	$51,722	$52,429	$81,655
Ratio of expenses to average net assets	1.15%	1.15%	1.18%	1.15%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[4]	1.47%	1.42%	1.38%	1.50%	1.33%	1.41%
Ratio of net investment income to average net assets	2.05%	1.72%	1.76%	1.73%	2.06%	1.90%
Ratio of net investment income to average net assets prior to fees waived[4]	1.73%	1.45%	1.55%	1.38%	1.86%	1.62%
Portfolio turnover	119%	161%	168%	93%	163%	210%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

(continues)	77

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

				10/1/14
	Year ended			to	Year ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$9.62	$9.27	$10.18	$10.90	$10.59	$10.24

Income (loss) from investment operations:
Net investment income[2]	0.13	0.09	0.10	0.05	0.14	0.12
Net realized and unrealized gain (loss)	0.38	0.52	(0.43)	0.19	0.55	0.42

Total from investment operations	0.51	0.61	(0.33)	0.24	0.69	0.54

Less dividends and distributions from:
Net investment income	(0.12)	(0.13)	(0.09)	(0.07)	(0.16)	(0.12)
Net realized gain	(0.42)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)

Total dividends and distributions	(0.54)	(0.26)	(0.58)	(0.96)	(0.38)	(0.19)

Net asset value, end of period	$9.59	$9.62	$9.27	$10.18	$10.90	$10.59

Total return[3]	5.41%	6.60%	(3.32% )	2.37%	6.56%	5.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,914	$24,803	$30,134	$34,671	$35,101	$31,132
Ratio of expenses to average net assets	1.90%	1.90%	1.93%	1.90%	1.88%	1.88%
Ratio of expenses to average net assets prior to fees waived[4]	2.22%	2.17%	2.13%	2.25%	2.08%	2.11%
Ratio of net investment income to average net assets	1.30%	0.97%	1.01%	0.98%	1.31%	1.15%
Ratio of net investment income to average net assets prior to fees waived[4]	0.98%	0.70%	0.80%	0.63%	1.11%	0.92%
Portfolio turnover	119%	161%	168%	93%	163%	210%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

				10/1/14
	Year ended			to	Year ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$9.59	$9.24	$10.15	$10.87	$10.57	$10.22

Income (loss) from investment operations:
Net investment income[2]	0.17	0.14	0.14	0.08	0.20	0.17
Net realized and unrealized gain (loss)	0.40	0.51	(0.42)	0.19	0.54	0.42

Total from investment operations	0.57	0.65	(0.28)	0.27	0.74	0.59

Less dividends and distributions from:
Net investment income	(0.17)	(0.17)	(0.14)	(0.10)	(0.22)	(0.17)
Net realized gain	(0.42)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)

Total dividends and distributions	(0.59)	(0.30)	(0.63)	(0.99)	(0.44)	(0.24)

Net asset value, end of period	$9.57	$9.59	$9.24	$10.15	$10.87	$10.57

Total return[3]	6.07%	7.15%	(2.84% )	2.63%	7.06%	5.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,418	$2,550	$3,729	$4,232	$9,327	$5,646
Ratio of expenses to average net assets	1.40%	1.40%	1.43%	1.40%	1.38%	1.38%
Ratio of expenses to average net assets prior to fees waived[4]	1.72%	1.67%	1.63%	1.75%	1.58%	1.71%
Ratio of net investment income to average net assets	1.80%	1.47%	1.51%	1.48%	1.81%	1.65%
Ratio of net investment income to average net assets prior to fees waived[4]	1.48%	1.20%	1.30%	1.13%	1.61%	1.32%
Portfolio turnover	119%	161%	168%	93%	163%	210%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

(continues)	79

Financial highlights

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

				10/1/14
	Year ended			to	Year ended
	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14	9/30/13
Net asset value, beginning of period	$9.61	$9.26	$10.18	$10.89	$10.59	$10.23

Income (loss) from investment operations:
Net investment income[2]	0.22	0.19	0.19	0.10	0.25	0.22
Net realized and unrealized gain (loss)	0.40	0.51	(0.43)	0.20	0.54	0.43

Total from investment operations	0.62	0.70	(0.24)	0.30	0.79	0.65

Less dividends and distributions from:
Net investment income	(0.22)	(0.22)	(0.19)	(0.12)	(0.27)	(0.22)
Net realized gain	(0.42)	(0.13)	(0.49)	(0.89)	(0.22)	(0.07)

Total dividends and distributions	(0.64)	(0.35)	(0.68)	(1.01)	(0.49)	(0.29)

Net asset value, end of period	$9.59	$9.61	$9.26	$10.18	$10.89	$10.59

Total return[3]	6.58%	7.66%	(2.44% )	2.98%	7.59%	6.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,692	$11,261	$14,226	$18,337	$21,043	$30,615
Ratio of expenses to average net assets	0.90%	0.90%	0.93%	0.90%	0.88%	0.88%
Ratio of expenses to average net assets prior to fees waived[4]	1.22%	1.17%	1.13%	1.25%	1.08%	1.11%
Ratio of net investment income to average net assets	2.30%	1.97%	2.01%	1.98%	2.31%	2.15%
Ratio of net investment income to average net assets prior to fees waived[4]	1.98%	1.70%	1.80%	1.63%	2.11%	1.92%
Portfolio turnover	119%	161%	168%	93%	163%	210%

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended March 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Foundation Funds®

March 31, 2018

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers two funds: Delaware Foundation® Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price, or if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trusts’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.

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Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on the Funds’ federal income tax returns through the year ended March 31, 2018 and for all open tax years (years ended Sept. 30, 2014–March 31, 2017), and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which they invest that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the year ended March 31, 2018, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 29, 2018, and matured on the next business day.

To Be Announced Trades (TBA) — Each Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Fund’s ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by each Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Delaware Foundation® Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund each declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding offset included under “Less expenses paid indirectly.” For the year ended March 31, 2018, each Fund earned the following amounts under this agreement:

Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$2,071	$669

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended March 31, 2018, each Fund earned the following amounts under this agreement:

Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$539	$125

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.90% of average daily net assets of each Fund from April 1, 2017 through March 31, 2018.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Funds. For these services, DMC, not the Funds, pay JSP fees based on the aggregate average daily net assets of each Fund at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from April 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative NAV basis. Effective

(continues)	83

Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Sept. 1, 2017, the Funds as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended March 31, 2018, each Fund was charged for these services as follows:

Delaware Foundation® Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$13,249	$5,609

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2018, each Fund was charged for these services as follows:

Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$51,956	$15,622

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, annual distribution and service (12b-1) fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended March 31, 2018, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$6,600	$3,148

For the year ended March 31, 2018, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Foundation® Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$10,400	$8,605

For the year ended March 31, 2018, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Class A	$ 84	$ 33
Class C	689	686

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended March 31, 2018, were executed by each Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended March 31, 2018, each Fund engaged in securities purchases and securities sales which resulted in net realized gains as follows:

	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases	$1,611	$ 910
Sales	1,611	258,106
Net realized gains	—	2

*The aggregate contractual waiver period covering this report is from July 29, 2016 through July 30, 2018.

3. Investments

For the year ended March 31, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases other than US government securities	$93,129,656	$28,046,752
Purchases of US government securities	150,470,387	66,105,110
Sales other than US government securities	131,046,629	41,656,711
Sales of US government securities	143,876,627	63,599,603

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Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:

	Delaware Foundation® Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Cost of investments and derivatives	$223,651,077	$68,688,398

Aggregate unrealized appreciation of investments and derivatives	$54,008,576	$11,076,724
Aggregate unrealized depreciation of investments and derivatives	(10,632,179)	(2,521,085)

Net unrealized appreciation of investments and derivatives	$43,376,397	$8,555,639

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Delaware Foundation® Moderate Allocation Fund

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$54,705,989	$—	$54,705,989
Corporate Debt	—	44,990,211	—	44,990,211
Foreign Debt	—	2,212,133	—	2,212,133
Loan Agreements[1]	—	2,850,172	174,037	3,024,209
Municipal Bonds	—	690,167	—	690,167
Common Stock
Consumer Discretionary	9,328,821	6,316,293	—	15,645,114
Consumer Staples	6,039,865	4,840,475	—	10,880,340
Energy	6,439,422	3,214,926	—	9,654,348
Financials	12,647,533	5,841,267	—	18,488,800
Healthcare	11,874,353	4,841,935	—	16,716,288
Industrials	10,775,120	5,791,118	—	16,566,238
Information Technology	22,079,024	2,590,554	—	24,669,578
Materials	3,303,417	1,908,329	—	5,211,746
Real Estate	12,951,459	369,884	—	13,321,343
Telecommunication Services	4,137,793	739,901	—	4,877,694
Utilities	1,178,243	128,358	—	1,306,601
Exchange-Traded Funds	6,081,954	—	—	6,081,954
Preferred Stock[1]	569,338	791,568	—	1,360,906
US Treasury Obligations	—	7,517,625	—	7,517,625
Short-Term Investments	—	8,825,338	—	8,825,338

Total Value of Securities	$107,406,342	$159,166,243	$174,037	$266,746,622

Derivatives:[2]
Assets:
Foreign Currency Exchange Contracts	$—	$1,219	$—	$1,219
Swap Contracts	—	601,065	—	601,065
Liabilities:
Foreign Currency Exchange Contracts	—	(50)	—	(50)
Futures Contracts	(264,385)	—	—	(264,385)
Swap Contracts	—	(56,997)	—	(56,997)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	94.25%	5.75%	100.00%
Preferred Stock	41.84%	58.16%	—	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

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Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

Delaware Foundation® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Securities:
Assets:
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$22,437,652	$—	$22,437,652
Corporate Debt	—	16,973,523	—	16,973,523
Foreign Debt	—	643,102	—	643,102
Loan Agreements[1]	—	1,257,797	119,437	1,377,234
Municipal Bonds	—	318,334	—	318,334
Common Stock
Consumer Discretionary	1,828,428	1,245,830	—	3,074,258
Consumer Staples	1,202,366	956,111	—	2,158,477
Energy	1,259,548	627,277	—	1,886,825
Financials	2,481,826	1,142,795	—	3,624,621
Healthcare	2,339,079	953,788	—	3,292,867
Industrials	2,060,696	1,140,359	—	3,201,055
Information Technology	4,396,801	504,648	—	4,901,449
Materials	647,975	374,714	—	1,022,689
Real Estate	2,523,751	74,713	—	2,598,464
Telecommunication Services	809,682	152,252	—	961,934
Utilities	240,308	24,911	—	265,219
Exchange-Traded Funds	1,101,233	—	—	1,101,233
Preferred Stock[1]	372,948	258,701	—	631,649
US Treasury Obligations	—	4,426,854	—	4,426,854
Short-Term Investments	—	2,253,169	—	2,253,169

Total Value of Securities	$21,264,641	$55,766,530	$119,437	$77,150,608

Derivatives[2]:
Assets:
Foreign Currency Exchange Contracts	$—	$229	$—	$229
Swap Contracts	—	226,371	—	226,371
Liabilities:
Foreign Currency Exchange Contracts	—	(38)	—	(38)
Futures Contracts	(106,202)	—	—	(106,202)
Swap Contracts	—	(26,931)	—	(26,931)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	91.33%	8.67%	100.00%
Preferred Stock	59.04%	40.96%	—	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at March 31, 2018, a portion of each Fund’s portfolio was categorized as Level 2.

During the year ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2018 and 2017 were as follows:

	Delaware Foundation® Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Year ended 3/31/18
Ordinary income	$5,836,130	$1,590,369
Long-term capital gain	13,694,808	3,269,910

Total	$19,530,938	$4,860,279

Year ended 3/31/17
Ordinary income	$6,469,149	$1,494,532
Long-term capital gain	2,920,694	1,230,604

Total	$9,389,843	$2,725,136

5. Components of Net Assets on a Tax Basis

As of March 31, 2018, the components of net assets on a tax basis were as follows:

	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Shares of beneficial interest	$206,169,519	$65,423,459
Undistributed ordinary income	398,220	161,761
Undistributed long-term capital gain	8,828,060	978,794
Unrealized appreciation on investments, foreign currencies, and derivatives	43,376,397	8,555,639

Net assets	$258,772,196	$75,119,653

(continues)	89

Notes to financial statements

Delaware Foundation Funds®

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of passive foreign investment companies, tax treatment of CDS contracts, tax treatment of trust preferred securities, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, passive foreign investment companies, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities, and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2018, the Funds recorded the following reclassifications:

	Delaware Foundation® Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Undistributed (distributions in excess of) net investment income	$57,545	$(27,317)
Accumulated net realized gain on investments	(57,545)	27,317

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation Moderate Allocation Fund		Delaware Foundation Conservative Allocation Fund
	Year ended		Year ended
	3/31/18	3/31/17	3/31/18	3/31/17
Shares sold:
Class A	540,718	562,623	609,532	800,526
Class C	141,226	194,320	101,897	204,852
Class R	153,284	25,954	106,536	120,594
Institutional Class	509,566	731,278	584,244	472,831

Shares issued upon reinvestment of dividends and distributions:
Class A	1,058,091	479,116	279,147	150,615
Class C	126,570	55,478	126,139	71,849
Class R	11,013	5,680	12,020	13,401
Institutional Class	139,823	68,470	69,405	39,120

	2,680,291	2,122,919	1,888,920	1,873,788

Shares redeemed:
Class A	(1,481,230)	(2,195,833)	(1,019,701)	(1,225,387)
Class C	(406,035)	(560,202)	(627,517)	(949,045)
Class R	(184,120)	(57,565)	(236,264)	(271,624)
Institutional Class	(2,040,580)	(642,018)	(606,016)	(876,497)

	(4,111,965)	(3,455,618)	(2,489,498)	(3,322,553)

Net decrease	(1,431,674)	(1,332,699)	(600,578)	(1,448,765)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the years ended March 31, 2018 and 2017, the Funds had the following exchange transactions.

		Year ended 3/31/18
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value
Delaware Foundation® Moderate Allocation Fund	1,675	—	1,673	$19,247
Delaware Foundation Conservative Allocation Fund	18,972	7,609	26,530	256,815

		Year ended 3/31/17
	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Value
Delaware Foundation Moderate Allocation Fund	51,216	51,172	$583,766
Delaware Foundation Conservative Allocation Fund	97,635	97,329	932,399

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on the weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Funds had no amounts outstanding as of March 31, 2018, or at any time during the year then ended.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit

(continues)	91

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty.

During the year ended March 31, 2018, each Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities each Fund already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing their respective investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund posted cash collateral of $236,966 and $97,825, respectively, as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

During the year ended March 31, 2018, each Fund entered into futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — Each Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing their respective investment objective. Each Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Each Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Funds exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended March 31, 2018, each Fund entered into interest rate swap contracts to manage each Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by each Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended March 31, 2018, each Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if each Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Funds exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended March 31, 2018, each Fund entered into CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At March 31, 2018, Delaware Foundation® Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund posted $759,693 and $324,370, respectively, as cash collateral for centrally cleared swap contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of March 31, 2018 were as follows:

	Delaware Foundation Moderate Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$1,219	$—	—	$1,219
Upfront payments paid on credit default swap contracts	—	—	50,610	50,610
Variation margin due to broker on centrally cleared interest rate swap contracts**	—	601,065	—	601,065

Total	$1,219	$601,065	$50,610	$652,894

(continues)	93

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

	Delaware Foundation® Moderate Allocation Fund
	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$50	$—	$—	$50
Variation margin due to broker on futures contracts*	—	264,385	—	264,385
Variation margin due to broker on centrally cleared interest rate swap contracts**	—	6,968	—	6,968
Variation margin due to brokers on centrally cleared credit default swap contracts**	—	—	48,806	48,806
Upfront payments received on credit default swap contracts	—	—	179,189	179,189
Unrealized depreciation on credit default swap contracts	—	—	1,223	1,223

Total	$50	$271,353	$229,218	$500,621

	Delaware Foundation Conservative Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$229	$—	$229
Variation margin due to broker on centrally cleared interest rate swap contracts**	—	226,371	226,371

Total	$229	$226,371	$226,600

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$38	$—	$—	$38
Variation margin due to broker on futures contracts*	—	106,202	—	106,202
Variation margin due to broker on centrally cleared interest rate swap contracts**	—	3,550	—	3,550
Variation margin due to brokers on centrally cleared credit default swap contracts**	—	—	23,381	23,381
Upfront payments received on credit default swap contracts	—	—	85,844	85,844

Total	$38	$109,752	$109,225	$219,015

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2018. Only current day variation margin is reported on the “Statements of assets and liabilities.”

**Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through March 31, 2018. Only current day variation margin is reported on the “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the year ended March 31, 2018 was as follow:

	Delaware Foundation® Moderate Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(65,550)	$—	$—	$(65,550)
Interest rate contracts	—	(417,946)	568,155	150,209
Credit contracts	—	—	(451,481)	(451,481)

Total	$(65,550)	$(417,946)	$116,674	$(366,822)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$922	$—	$—	$922
Interest rate contracts	—	(135,663)	521,238	385,575
Credit contracts	—	—	84,191	84,191

Total	$922	$(135,663)	$605,429	$470,688

	Delaware Foundation Conservative Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(25,080)	$—	$—	$(25,080)
Interest rate contracts	—	(150,323)	226,431	76,108
Credit contracts	—	—	(127,632)	(127,632)

Total	$(25,080)	$(150,323)	$98,799	$(76,604)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$130	$—	$—	$130
Interest rate contracts	—	(55,619)	195,195	139,576
Credit contracts	—	—	31,057	31,057

Total	$130	$(55,619)	$226,252	$170,763

(continues)	95

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the year ended March 31, 2018.

	Delaware Foundation® Moderate Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	39,252	USD	788,382
Futures contracts (average notional value)		1,041,066		29,042,528
CDS contracts (average notional value)*		8,073,900		—
Interest rate swap contracts (average notional value)**		—		42,125,680

	Delaware Foundation Conservative Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	7,888	USD	381,301
Futures contracts (average notional value)		476,533		12,158,463
CDS contracts (average notional value)*		1,932,818		—
Interest rate swap contracts (average notional value)**		—		17,179,320

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

9. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At March 31, 2018, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Moderate Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNP Paribas	$—	$(49)	$(49)
BNY Mellon	1,219	(1)	1,218
Hong Kong Shanghai Bank	—	(1,223)	(1,223)

Total	$1,219	$(1,273)	$(54)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNP Paribas	$(49)	$—	$—	$—	$—	$(49)
BNY Mellon	1,218	—	—	—	—	1,218
Hong Kong Shanghai Bank	(1,223)	—	—	—	—	(1,223)

Total	$(54)	$—	$—	$—	$—	$(54)

	Delaware Foundation Conservative Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNP Paribas	$—	$(36)	$(36)
BNY Mellon	229	(2)	227

Total	$229	$(38)	$191

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNP Paribas	$(36)	$—	$—	$—	$—	$(36)
BNY Mellon	227	—	—	—	—	227

Total	$191	$—	$—	$—	$—	$191

(a) The value of the related collateral received exceeded the value of the net position and repurchase agreements as of March 31, 2018.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(continues)	97

Notes to financial statements

Delaware Foundation Funds®

9. Offsetting (continued)

Master Repurchase Agreements

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (each, an MRA). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Funds receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of March 31, 2017, the following table is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

	Delaware Foundation® Moderate Allocation Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$702,170	$(702,170)	$—	$(702,170)	$—
Bank of Montreal	2,106,511	(2,106,511)	—	(2,106,511)	—
BNP Paribas	2,070,939	(2,070,939)	—	(2,070,939)	—

Total	$4,879,620	$(4,879,620)	$—	$(4,879,620)	$—

	Delaware Foundation Conservative Allocation Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$210,859	$(210,859)	$—	$(210,859)	$—
Bank of Montreal	632,576	(632,576)	—	(632,576)	—
BNP Paribas	621,894	(621,894)	—	(621,894)	—

Total	$1,465,329	$(1,465,329)	$—	$(1,465,329)	$—

(a)The value of the related collateral received exceeded the value of the net position and repurchase agreements as of March 31, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

10. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the year ended March 31, 2018, each Fund had no securities out on loan.

11. Credit and Market Risk

Some countries in which each Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

(continues)	99

Notes to financial statements

Delaware Foundation Funds®

11. Credit and Market Risk (continued)

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate each Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased each Fund may pay an assignment fee. On an ongoing basis, each Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

12. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

14. Subsequent Events

On Feb. 28, 2018, the Board approved a proposal to reorganize Delaware Foundation® Conservative Allocation Fund (Acquired Fund) with and into Delaware Foundation Moderate Allocation Fund (Reorganization). The proposal is not subject to shareholder approval. The Board has determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s existing shareholders will not be diluted as a result of the Reorganization.

Effective as of the close of business on July 6, 2018, the Acquired Fund will be closed to new investors. The Acquired Fund will continue to accept purchases (including reinvested dividends and capital gains) from existing shareholders until four business days before the Reorganization. Contingent deferred sales charges will be waived on redemptions from the Acquired Fund through the date of the Reorganization. The Reorganization is expected to take place on or about July 27, 2018.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in each Fund’s financial statements.

(continues)	101

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Foundation Funds and Shareholders of Delaware Foundation® Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (constituting Delaware Group Foundation Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 18, 2018

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2018, each Fund reports distributions paid during the year as follows:

	(A) Long-Term Capital Gain Distributions (Tax Basis)	(B) Ordinary Income Distributions[1] (Tax Basis)	Total Distributions (Tax Basis)	(C) Qualifying Dividends[2]
Delaware Foundation® Moderate Allocation Fund	70.12%	29.88%	100.00%	16.36%
Delaware Foundation Conservative Allocation Fund	67.28%	32.72%	100.00%	12.68%

(A) and (B) are based on a percentage of each Fund’s total distributions.

(C) is based on a percentage of each Fund’s ordinary income distributions.

1For the fiscal year ended March 31, 2018, certain dividends paid by each Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid from ordinary income reported as qualified income by Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund are 41.45% and 30.70%, respectively. Complete information will be computed and reported in conjunction with your 2017 Form 1099-DIV.

2Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

For the fiscal year ended March 31, 2018, certain interest income paid by the Funds, determined to be Qualified Interest Income and Qualified Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2018, the Funds have reported maximum distributions of Qualified Interest Income and Qualified Short-Term Capital Gains as follows:

	Qualified Interest Income	Short-Term Capital Gains
Delaware Foundation Moderate Allocation Fund	$2,462,480	$1,934,149
Delaware Foundation Conservative Allocation Fund	1,216,487	474,079

Board consideration of sub-advisory agreements for Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund at a meeting held November 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees of Delaware Group Foundation Funds, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (the “Fund”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the

(continues)	103

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board consideration of sub-advisory agreements for Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund at a meeting held November 15-16, 2017 (continued)

experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Funds. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Funds, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Funds’ investment mandates. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Funds. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Funds.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Funds. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Funds would retain final portfolio management discretion over the Funds.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Funds increased, as applicable. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

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Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees / Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Interested Trustee

Shawn K. Lytle[1,2] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	Trustee since September 2015 President and Chief Executive Officer since August 2015	President — Macquarie Investment Management[3] (June 2015–Present) Regional Head of Americas — UBS Global Asset Management (April 2010–May 2015)	60	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)

Independent Trustees

Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chairman and Trustee	Trustee since March 2005 Chairman since March 2015	Private Investor (March 2004–Present)	60	None

Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015	Chief Executive Officer Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	60	Director — Banco Santander International Director — Santander Bank, N.A.

Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013	Executive Vice President (Emerging Economies Strategies, Risks, and Corporate Administration) State Street Corporation (July 2004–March 2011)	60	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (2004-2014)

John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–July 2010)	60

Director; Compensation Committee and Governance Committee Member — Community Health Systems

Director — Drexel Morgan & Co.

Director, Audit Committee Member — vTv Therapeutics LLC

Director; Audit Committee Member — FS Credit Real Estate Income Trust,
Inc.

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Independent Trustees (continued)
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	Private Investor (2004–Present)	60	None

Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011	Chief Executive Officer — Banco Itaú International (April 2012–December 2016) Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007– December 2008)	60	Trust Manager and Audit Committee Member — Camden Property Trust

Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013	Vice Chairman (2010–April 2013) — PNC Financial Services Group	60	Director — HSBC Finance Corporation and HSBC North America Holdings Inc. Director — HSBC USA, Inc.

Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	Vice President and Treasurer (January 2006–July 2012) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) — 3M Company	60	Director (2009-2017); Personnel and Compensation Committee Chair; Member of Nominating, Investments, and Audit Committees for various periods throughout directorship — Okabena Company

(continues)	107

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	David F. Connor has served in various capacities at different times at Macquarie Investment Management.	60	None[2]

Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.	60	None[2]

Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006	Richard Salus has served in various executive capacities at different times at Macquarie Investment Management.	60	None[2]

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ investment advisor.
[2]	Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which shares an affiliated investment manager.
[3]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Funds’ investment advisor, principal underwriter, and its transfer agent.

The Statement of Additional Information for the Funds includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds by Macquarie Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series of Macquarie Investment Management

Business Trust

Philadelphia, PA

National distributor

Delaware Distributors, L.P. Philadelphia, PA

Shareholder servicing, dividend disbursing, and transfer agent

Delaware Service Company, Inc. 2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial institutions representatives only

800 362-7500

Website

delawarefunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Contact information

Shareholder assistance by phone

800 523-1918, weekdays from 8:30am to 6:00pm Eastern time

For securities dealers and financial institutions representatives only

800 362-7500

Regular mail

P.O. Box 9876

Providence, RI 02940-8076

Overnight courier service

4400 Computer Drive

Westborough, MA 01581-1722

Macquarie Investment Management • 2005 Market Street • Philadelphia, PA 19103-7094

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than MBL, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

ix     This page is not part of the annual report.

(487203)

AR-444 21866 [5/18]

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow
John A. Fry
Lucinda S. Landreth
Thomas K. Whitford
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $93,840 for the fiscal year ended March 31, 2018.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $140,760 for the fiscal year ended March 31, 2017.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2017.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $11,466 for the fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $16,674 for the fiscal year ended March 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2017.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2018.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2017.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $11,748,000 and $11,180,000 for the registrant’s fiscal years ended March 31, 2018 and March 31, 2017, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 6, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 6, 2018